DoubleLine Total Return Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ S ECURITY D ESCRIPTION R ATE M ATURITY V ALUE $
a a a a a
ASSET BACKED OBLIGATIONS - 6.1%
Affirm, Inc.
19,450,000 Series 2025-1A-A
(a)
................................................... 4.99% 2/15/2033 19,529,327
17,375,000 Series 2025-X2-D
(a)
................................................... 5.23% 10/15/2030 17,336,878
48,800,000 Series 2026-1A-A
(a)
................................................... 4.37% 2/15/2034 48,555,488
Aligned Data Centers Issuer LLC
12,950,000 Series 2021-1A-A2
(a)
.................................................. 1.94% 8/15/2046 12,908,096
11,550,000 Series 2021-1A-B
(a)
................................................... 2.48% 8/15/2046 11,506,657
13,380,000 Series 2026-1A-A2I
(a)
................................................. 5.91% 6/15/2056 13,447,890
Altde Trust
14,478,081 Series 2025-1A-A
(a)
................................................... 5.90% 8/15/2050 14,404,460
American Credit Acceptance Receivables Trust
2,800,000 Series 2024-4-C
(a)
.................................................... 4.91% 8/12/2031 2,803,112
Apollo Aviation Securitization Equity Trust
2,857,049 Series 2020-1A-A
(a)
................................................... 3.35% 1/16/2040 2,841,829
5,115,356 Series 2024-1A-A1
(a)
.................................................. 6.26% 5/16/2049 5,150,012
24,024,818 Series 2024-1A-B
(a)
................................................... 6.90% 5/16/2049 24,216,031
47,619,296 Series 2024-2A-A
(a)
................................................... 5.93% 9/16/2049 47,709,058
4,683,490 Series 2024-2A-B
(a)
................................................... 6.61% 9/16/2049 4,682,000
19,419,950 Series 2025-1A-A
(a)
................................................... 5.94% 2/16/2050 19,685,440
9,499,487 Series 2025-2A-A
(a)
................................................... 5.52% 2/16/2050 9,433,067
AutoNation Finance Trust
4,300,000 Series 2026-1A-B
(a)
................................................... 4.42% 6/11/2031 4,257,617
2,200,000 Series 2026-1A-C
(a)
................................................... 4.56% 10/14/2031 2,178,746
Avant Credit Card Master Trust
15,500,000 Series 2025-1A-B
(a)
................................................... 5.08% 4/15/2031 15,320,760
13,500,000 Series 2025-1A-D
(a)
................................................... 5.72% 4/15/2031 13,347,265
Blue Stream Communications LLC
21,500,000 Series 2024-1A-A2
(a)
.................................................. 5.41% 11/20/2054 21,619,162
Bridgecrest Lending Auto Securitization Trust
19,700,000 Series 2024-4-C ..................................................... 4.83% 8/15/2030 19,731,615
5,500,000 Series 2025-2-C ..................................................... 5.17% 3/17/2031 5,524,672
CAI International, Inc.
3,507,575 Series 2020-1A-A
(a)
................................................... 2.22% 9/25/2045 3,364,832
Carbon Level Mitigation Trust
16,514,301 Series 2021-3-CERT
(a)(b)
............................................... 1.69% 9/8/2051 10,167,161
25,369,162 Series 2022-3-CERT
(a)
................................................. 0.23% 11/21/2052 14,040,892
Carvana Auto Receivables Trust
10,770,000 Series 2024-P3-B .................................................... 4.53% 11/11/2030 10,684,544
Castlelake Aircraft Securitization Trust
12,739,427 Series 2025-1A-A
(a)
................................................... 5.78% 2/15/2050 12,860,209
27,173,323 Series 2026-1A-A
(a)
................................................... 5.07% 3/15/2051 26,748,659
6,923,077 Series 2026-1A-B
(a)
................................................... 5.76% 3/15/2051 6,862,895
Cloud Capital Holdco LP
27,250,000 Series 2024-2A-A2
(a)
.................................................. 5.92% 11/22/2049 27,128,653
Commonbond Student Loan Trust
772,137 Series 2016-A-A1
(a)
................................................... 3.32% 5/25/2040 749,004
Compass Datacenters LLC
10,680,000 Series 2024-1A-A1
(a)
.................................................. 5.25% 2/25/2049 10,727,589
16,250,000 Series 2025-1A-A3
(a)
.................................................. 5.85% 2/25/2050 16,293,160
Container Leasing International LLC
3,170,703 Series 2020-1A-A
(a)
................................................... 2.08% 9/18/2045 2,973,060
8,420,375 Series 2025-1A-A
(a)
................................................... 5.35% 6/20/2050 8,448,322
5,251,417 Series 2025-1A-B
(a)
................................................... 5.59% 6/20/2050 5,250,177
Cyrusone Holdco LLC
18,200,000 Series 2023-1A-A2
(a)
.................................................. 4.30% 4/20/2048 17,819,939
7,650,000 Series 2025-1A-A2
(a)
.................................................. 5.91% 2/20/2050 7,696,758
DataBank Issuer II LLC
31,250,000 Series 2025-1A-A2
(a)
.................................................. 5.18% 9/27/2055 30,677,500
5,045,000 Series 2025-1A-B
(a)
................................................... 5.67% 9/27/2055 4,865,092
DataBank Issuer LLC
31,000,000 Series 2021-2A-A2
(a)
.................................................. 2.40% 10/25/2051 30,754,071

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,350,000 Series 2021-2A-B
(a)
................................................... 2.79% 10/25/2051 3,319,918
DB Master Finance Parent LLC
27,456,250 Series 2021-1A-A23
(a)
................................................. 2.79% 11/20/2051 24,426,848
Diamond Issuer
6,000,000 Series 2021-1A-B
(a)
................................................... 2.70% 11/20/2051 5,843,625
DigitalBridge Group, Inc.
6,300,000 Series 2023-1A-B
(a)
................................................... 5.75% 9/15/2048 6,199,809
Diversified Energy Co. PLC
9,561,400 Series 2024-1A-A1
(a)
.................................................. 7.08% 5/30/2044 9,678,767
Dividend Solar Loans LLC
10,617,170 Series 2019-1-A
(a)
.................................................... 3.67% 8/22/2039 9,733,717
ECAF Ltd.
8,661,893 Series 2015-1A-A2
(a)
.................................................. 4.95% 6/15/2040 8,127,411
EDI ABS Guarantor 1 LLC
2,610,000 Series 2025-1A-B
(a)
................................................... 4.55% 7/25/2055 2,412,929
FHN SBA IO Trust
52,712,377 Series 2026-2A-A
(a)(b)(c)(d)
............................................... 2.70% 11/25/2037 3,985,899
FWEA
17,490,842 Series 2024-1 A
(c)
.................................................... 7.15% 8/25/2044 17,795,183
Gilead Aviation LLC
15,107,792 Series 2025-1A-B
(a)
................................................... 6.52% 3/15/2050 15,083,801
Global Sea Containers Two SRL
5,941,079 Series 2020-1A-A
(a)
................................................... 2.17% 10/17/2040 5,707,317
GM Financial Consumer Automobile Receivables Trust
3,003,974 Series 2024-1-A3 .................................................... 4.85% 12/18/2028 3,012,688
GoodLeap Home Improvement Solutions Trust
11,881,856 Series 2024-1A-A
(a)
................................................... 5.35% 10/20/2046 11,916,468
8,993,876 Series 2025-2A-A
(a)
................................................... 5.32% 6/20/2049 8,974,504
Greenbrier Cos., Inc.
19,045,368 Series 2026-1A-A
(a)
................................................... 5.13% 2/20/2056 18,709,849
GreenSky LLC
9,926,002 Series 2024-2-A3
(a)
................................................... 5.15% 10/27/2059 10,003,073
6,743,112 Series 2025-3A-A3
(a)
.................................................. 4.52% 12/27/2060 6,693,028
Helios Issuer LLC
13,365,498 Series 2020-2A-A
(a)
................................................... 2.73% 11/1/2055 11,724,651
HERO Funding Trust
1,337,874 Series 2016-3A-A2
(a)
.................................................. 3.91% 9/20/2042 1,283,239
3,738,951 Series 2016-4A-A2
(a)
.................................................. 4.29% 9/20/2047 3,595,808
Horizon Aircraft Finance Ltd.
4,011,388 Series 2019-1-A
(a)
.................................................... 3.72% 7/15/2039 3,966,938
23,223,125 Series 2024-1-A
(a)
.................................................... 5.38% 9/15/2049 23,070,572
ITE Rail Fund Levered LP
10,786,072 Series 2024-1A-A
(a)
................................................... 4.99% 9/28/2054 10,611,518
Jack in the Box, Inc.
36,005,000 Series 2019-1A-A23
(a)
................................................. 4.97% 8/25/2049 33,580,124
Jersey Mike's Funding
13,825,000 Series 2024-1A-A2
(a)
.................................................. 5.64% 2/15/2055 13,973,732
21,047,250 Series 2026-1A-A2I
(a)
................................................. 4.95% 2/15/2056 20,811,443
Jimmy Johns LLC
19,694,000 Series 2017-1A-A2II
(a)
................................................. 4.85% 7/30/2047 19,636,637
JOL Air Ltd.
394,448 Series 2019-1-A
(a)
.................................................... 3.97% 4/15/2044 394,476
Labrador Aviation Finance Ltd.
10,376,779 Series 2016-1A-A1
(a)
.................................................. 4.30% 1/15/2042 11,171,194
Landmark Infrastructure Partners LP
8,650,000 Series 2025-1A-A
(a)
................................................... 5.52% 9/15/2055 8,588,564
Loanpal Solar Loan Ltd.
1,119,514 Series 2021-1GS-B
(a)
.................................................. 2.84% 1/20/2048 906,792
Luminace Issuer LLC
13,371,179 Series 2024-1-A
(a)
.................................................... 5.87% 10/30/2031 13,075,216

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Lunar Aircraft Ltd.
5,530,665 Series 2020-1A-A
(a)
................................................... 3.38% 2/15/2045 5,468,091
Lunar Structured Aircraft Portfolio Notes
824,910 Series 2021-1-B
(a)
.................................................... 3.43% 10/15/2046 789,836
MAPS Ltd.
6,739,382 Series 2026-1A-A
(a)
................................................... 5.20% 1/15/2051 6,645,664
1,503,028 Series 2026-1A-B
(a)
................................................... 6.13% 1/15/2051 1,487,208
Mariner Finance Issuance Trust
35,000,000 Series 2024-BA-A
(a)
................................................... 4.91% 11/20/2038 34,980,260
6,750,000 Series 2025-AA-C
(a)
................................................... 5.69% 5/20/2038 6,771,419
Marlette Funding Trust
861,228 Series 2024-1A-B
(a)
................................................... 6.07% 7/17/2034 862,260
MAST Ltd.
37,583,334 Series 2026-1A-A
(a)
................................................... 5.13% 2/15/2051 37,146,390
Mosaic Solar Loans LLC
7,786,449 Series 2017-2A-A
(a)
................................................... 3.82% 6/22/2043 7,331,827
4,829,781 Series 2018-1A-A
(a)
................................................... 4.01% 6/22/2043 4,539,769
6,147,950 Series 2018-2GS-A
(a)
.................................................. 4.20% 2/22/2044 5,732,819
1,007,277 Series 2019-1A-A
(a)
................................................... 4.37% 12/21/2043 947,816
MP LLC
19,825,015 Series 2025-1A-A
(a)
................................................... 5.55% 11/15/2065 19,393,611
Navient Refinance Loan Trust
8,584,962 Series 2025-C-A
(a)
.................................................... 4.80% 10/15/2055 8,549,611
Navient Student Loan Trust
10,350,736 Series 2018-BA-B
(a)
................................................... 4.13% 12/15/2059 10,141,999
Navigator Aircraft ABS Ltd.
8,071,950 Series 2021-1-B
(a)(e)
................................................... 3.57% 11/15/2046 7,727,754
28,360,763 Series 2025-1-B
(a)
.................................................... 5.89% 10/15/2050 27,779,169
NBC Funding LLC
16,483,500 Series 2024-1A-A2
(a)
.................................................. 6.75% 7/30/2054 16,696,859
11,100,000 Series 2025-1A-A2
(a)
.................................................. 6.21% 7/30/2055 11,067,830
Neighborly Issuer
14,012,500 Series 2021-1A-A2
(a)
.................................................. 3.58% 4/30/2051 13,441,947
ORYX Funding LLC
29,925,000 Series 2026-1A-A2
(a)
.................................................. 6.30% 6/5/2056 30,061,099
Pagaya AI Debt Selection Trust
1,424,282 Series 2024-8-B
(a)
.................................................... 5.46% 1/15/2032 1,425,841
8,649,666 Series 2025-5-B
(a)
.................................................... 5.44% 3/15/2033 8,645,045
Phantom Aviation
32,731,887 Series 2026-1A-A
(a)
................................................... 5.24% 1/15/2051 32,253,576
PK Alift Loan Funding LLC
20,863,598 Series 2026-1-C
(a)
.................................................... 5.00% 9/15/2043 20,583,421
Planet Fitness SPV Guarantor LLC
4,488,750 Series 2025-1A-A2II
(a)
................................................. 5.65% 12/6/2055 4,464,780
Primrose Holdings, Inc.
5,731,688 Series 2025-1A-A2
(a)
.................................................. 6.46% 7/30/2055 5,800,008
Project Silver
8,140,211 Series 2019-1-A
(a)
.................................................... 3.97% 7/15/2044 8,129,906
QTS Issuer ABS LLC
8,100,000 Series 2025-1A-B
(a)
................................................... 5.93% 5/25/2055 7,906,913
31,700,000 Series 2026-1A-B
(a)
................................................... 6.73% 1/5/2056 31,808,427
2,650,000 Series 2026-6A-B
(a)
................................................... 7.14% 7/5/2056 2,658,218
Raptor Aircraft Finance
6,761,921 Series 2019-1-A
(a)
.................................................... 4.21% 8/23/2044 6,658,592
Renew
5,326,830 Series 2017-2A-A
(a)
................................................... 3.22% 9/22/2053 4,790,581
Research-Driven Pagaya Motor Asset Trust
5,875,621 Series 2021-2A-A
(a)
................................................... 2.65% 3/25/2030 5,853,962
Sabey Data Center Issuer LLC
32,195,000 Series 2026-1-A2
(a)
................................................... 5.48% 1/20/2051 31,944,356

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
ServiceMaster Funding LLC
3,901,677 Series 2020-1-A2II
(a)
.................................................. 3.34% 1/30/2051 3,481,865
SFS Auto Receivables Securitization Trust
11,300,000 Series 2024-3A-A4
(a)
.................................................. 4.60% 11/20/2031 11,326,566
SLM Student Loan Trust
2,789,102 Series 2006-A-A5 (3 mo. Term SOFR + 0.55%, 0.00% Floor) ...................... 4.22% 6/15/2039 2,729,963
2,061,901 Series 2006-B-A5 (3 mo. Term SOFR + 0.53%, 0.00% Floor) ...................... 4.20% 12/15/2039 2,023,620
SOFI Alternative Trust
323,986 Series 2021-1-PT2
(a)(b)
................................................. 9.72% 5/25/2030 308,818
500,000 Series 2021-2-R1
(a)(c)(f)
................................................. 0.00% 8/15/2030 1,439,915
950,000 Series 2021-3-R1
(a)(c)(f)
................................................. 0.00% 11/15/2030 4,581,546
SOFI Consumer Loan Program Trust
3,452,000 Series 2025-1-C
(a)
.................................................... 5.42% 2/27/2034 3,478,644
14,350,000 Series 2025-2-C
(a)
.................................................... 5.22% 6/25/2034 14,396,445
5,000,000 Series 2025-2-D
(a)
.................................................... 5.62% 6/25/2034 5,012,712
14,340,408 Series 2025-3-A
(a)
.................................................... 4.47% 8/15/2034 14,346,127
9,900,000 Series 2026-1-C
(a)
.................................................... 4.74% 12/26/2035 9,809,689
8,300,000 Series 2026-1-D
(a)
.................................................... 5.06% 12/26/2035 8,194,800
Sprite/KY
3,878,935 Series 2021-1-A
(a)
.................................................... 3.75% 11/15/2046 3,817,505
Stack Infrastructure Issuer LLC
17,050,000 Series 2025-1A-A2
(a)
.................................................. 5.00% 5/25/2050 16,593,176
Stellantis Financial Underwritten Enhanced Lease Trust
10,344,693 Series 2025-CA-A2
(a)
.................................................. 4.06% 6/20/2028 10,345,373
8,925,000 Series 2025-CA-B
(a)
................................................... 4.25% 12/20/2029 8,823,569
Stonepeak ABS
1,282,996 Series 2021-1A-A
(a)
................................................... 2.68% 2/28/2033 1,244,378
2,577,220 Series 2021-1A-B
(a)
................................................... 3.82% 2/28/2033 2,540,497
Stonex SBA Trust
655,568,156 Series 2026-1-A
(a)(b)(d)
.................................................. 1.96% 2/25/2057 35,120,097
Subway Funding LLC
19,552,250 Series 2024-1A-A23
(a)
................................................. 6.51% 7/30/2054 19,635,609
6,166,100 Series 2024-3A-A23
(a)
................................................. 5.91% 7/30/2054 5,973,092
Sunnova Aurora I Issuer LLC
5,540,451 Series 2018-1A-A
(a)
................................................... 4.87% 7/20/2048 5,338,857
4,506,800 Series 2019-AA-A
(a)
................................................... 3.75% 6/20/2046 4,183,254
5,315,394 Series 2021-C-B
(a)
.................................................... 2.33% 10/20/2048 3,580,360
Switch Ltd.
24,230,000 Series 2024-2A-A2
(a)
.................................................. 5.44% 6/25/2054 23,992,541
8,500,000 Series 2024-2A-B
(a)
................................................... 6.20% 6/25/2054 8,299,775
3,775,000 Series 2025-1A-B
(a)
................................................... 6.49% 3/25/2055 3,674,708
1,750,000 Series 2025-2A-B
(a)
................................................... 6.24% 10/25/2055 1,678,968
2,400,000 Series 2026-1A-A21
(a)
................................................. 5.61% 3/27/2056 2,412,671
Taco Bell Corp.
7,417,875 Series 2021-1A-A23
(a)
................................................. 2.54% 8/25/2051 6,497,683
TAL Advantage LLC
4,121,000 Series 2020-1A-A
(a)
................................................... 2.05% 9/20/2045 3,953,212
1,684,063 Series 2020-1A-B
(a)
................................................... 3.29% 9/20/2045 1,623,260
Tesla Sustainable Energy Trust
10,010,000 Series 2024-1A-A3
(a)
.................................................. 5.29% 6/20/2050 9,996,835
Textainer Ltd.
4,259,042 Series 2020-1A-A
(a)
................................................... 2.73% 8/21/2045 4,118,000
1,524,460 Series 2020-2A-B
(a)
................................................... 3.34% 9/20/2045 1,442,346
Trackside Rail LLC
30,258,551 Series 2026-1A-A
(a)
................................................... 4.89% 3/20/2056 29,759,915
Upgrade Master Pass-Thru Trust
37,810 Series 2021-PT3-A
(a)(b)
................................................. 19.20% 7/15/2027 30,416
33,570 Series 2021-PT4-A
(a)(b)
................................................. 18.58% 8/15/2027 28,636
151,310 Series 2021-PT5-A
(a)(b)
................................................. 25.24% 10/15/2027 131,516
2,998,182 Series 2025-ST1-A
(a)
.................................................. 5.44% 4/15/2032 2,995,057
6,431,196 Series 2025-ST3-A
(a)
.................................................. 5.98% 6/15/2032 6,454,011
4,024,559 Series 2026-ST1-A
(a)
.................................................. 4.24% 3/15/2034 4,017,458

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Upstart Securitization Trust
2,328,576 Series 2024-1-A
(a)
.................................................... 5.33% 11/20/2034 2,331,982
17,394,000 Series 2025-2-B
(a)
.................................................... 5.62% 6/20/2035 17,471,619
13,579,942 Series 2025-4-A2
(a)
................................................... 4.56% 11/20/2035 13,577,182
Vantage Data Centers Holding LLC
32,425,000 Series 2020-2A-A2
(a)
.................................................. 1.99% 9/15/2045 31,110,238
Vital Care Issuer LLC
13,965,000 Series 2025-1A-A2
(a)
.................................................. 6.74% 1/30/2056 14,038,008
Vivant Solar Financing V Parent LLC
14,590,175 Series 2018-1A-A
(a)
................................................... 4.73% 4/30/2048 14,288,219
Walker Parent, Inc.
17,865,000 Series 2024-1A-A2
(a)
.................................................. 6.58% 11/20/2054 17,992,379
Wendy's SPV Guarantor LLC
18,372,318 Series 2019-1A-A2II
(a)
................................................. 4.08% 6/15/2049 17,664,602
Westlake Automobile Receivables Trust
15,000,000 Series 2024-3A-C
(a)
................................................... 4.92% 11/15/2029 15,063,273
Willis Lease Finance Corp.
35,946,142 Series 2020-A-A
(a)
.................................................... 3.23% 3/15/2045 34,991,376
5,329,292 Series 2025-B-A
(a)
.................................................... 5.16% 12/15/2050 5,332,585
Wingstop, Inc.
10,342,500 Series 2020-1A-A2
(a)
.................................................. 2.84% 12/5/2050 10,052,152
World Omni Auto Trust
1,397,724 Series 2025-D-A2A ................................................... 3.91% 2/15/2029 1,396,706
Total Asset Backed Obligations
(Cost $1,902,586,441) 1,867,548,107
COLLATERALIZED LOAN OBLIGATIONS - 5.7%
Allegro CLO Ltd.
5,000,000 Series 2022-1A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)
(a)
................... 4.86% 4/20/2038 5,001,214
30,000,000 Series 2024-2A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
.................... 5.17% 7/24/2037 30,080,706
Anthelion CLO
34,000,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
.................... 5.18% 7/20/2036 34,100,538
Apidos CLO
10,450,000 Series 2024-1A-A1R (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
................... 4.92% 10/25/2038 10,470,924
15,000,000 Series 2024-48A-A1 (3 mo. Term SOFR + 1.44%, 1.44% Floor)
(a)
................... 5.11% 7/25/2037 15,037,795
Bain Capital Credit CLO Ltd.
8,000,000 Series 2019-4A-A1RR (3 mo. Term SOFR + 0.99%, 0.99% Floor)
(a)
.................. 4.66% 4/23/2035 8,001,700
5,800,000 Series 2021-6A-A1R (3 mo. Term SOFR + 1.09%, 1.09% Floor)
(a)
................... 4.76% 10/21/2034 5,803,379
20,000,000 Series 2022-6A-A1R (3 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
................... 5.03% 1/22/2038 20,050,774
Balboa Bay Loan Funding Ltd.
16,000,000 Series 2025-2A-A1 (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................... 4.93% 1/20/2039 16,024,416
Barrow Hanley CLO Ltd.
20,000,000 Series 2024-3A-AR (3 mo. Term SOFR + 1.27%, 1.27% Floor)
(a)
.................... 4.89% 4/20/2038 20,038,058
Benefit Street Partners CLO Ltd.
14,500,000 Series 2015-6BR-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)
(a)
.................. 4.86% 4/20/2038 14,503,780
Birch Grove CLO
13,500,000 Series 2023-5A-A1R (3 mo. Term SOFR + 1.41%, 1.41% Floor)
(a)
................... 5.09% 10/20/2037 13,530,375
Blackstone, Inc.
15,000,000 Series 2023-1A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................... 4.89% 1/20/2039 15,022,467
BlueMountain CLO Ltd.
5,000,000 Series 2018-2A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)
(a)
..................... 5.61% 8/15/2031 5,004,469
Brant Point CLO Ltd.
37,000,000 Series 2024-3A-A1R (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
................... 4.85% 1/20/2039 37,038,103
20,000,000 Series 2024-4A-A1 (3 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
.................... 5.22% 7/20/2037 20,066,420
11,750,000 Series 2024-5A-A1 (3 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................... 5.07% 10/20/2037 11,773,479
Bridge Street CLO Ltd.
166,500,000 Series 2020-1A-A1R (3 mo. Term SOFR + 1.55%, 1.55% Floor)
(a)
................... 5.23% 7/20/2037 166,853,779
166,500,000 Series 2020-1AR A1RR ................................................ 5.01% 7/15/2039 166,500,000
10,000,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
.................... 4.90% 4/20/2038 10,007,366

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Canyon Capital CLO Ltd.
2,500,000 Series 2021-2A-B1 (3 mo. Term SOFR + 2.01%, 2.01% Floor)
(a)
.................... 5.68% 4/15/2034 2,502,906
Carlyle Global Market Strategies
28,080,000 Series 2017-2A-AR2 (3 mo. Term SOFR + 1.49%, 1.49% Floor)
(a)
................... 5.17% 7/20/2037 28,150,871
28,080,000 Series 2017-2AR-AR3 (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
.................. 4.95% 7/20/2037 28,093,900
48,000,000 Series 2021-7A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................... 4.87% 4/15/2038 48,046,838
CBAM Ltd.
18,000,000 Series 2017-1A-AR2 (3 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
................... 5.07% 1/20/2038 18,038,912
Cedar Funding Ltd.
39,100,000 Series 2018-9A-AR (3 mo. Term SOFR + 1.42%, 1.42% Floor)
(a)
.................... 5.10% 7/20/2037 39,196,252
Cent CLO
25,000,000 Series 2024-33A-A1R (3 mo. Term SOFR + 1.26%, 1.26% Floor)
(a)
.................. 4.88% 4/20/2037 25,009,420
Crown City CLO
10,000,000 Series 2020-1A-A1RR (3 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
.................. 5.05% 7/20/2038 10,025,287
2,750,000 Series 2021-1A-A2 (3 mo. Term SOFR + 1.98%, 1.72% Floor)
(a)
.................... 5.66% 7/20/2034 2,754,141
17,500,000 Series 2023-5A-A1R2 (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................. 4.93% 4/22/2037 17,517,323
90,000,000 Series 2024-6A-A1 (3 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
.................... 5.17% 7/15/2037 90,250,470
Empower CLO Ltd.
20,500,000 Series 2022-1A-A1R (3 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
................... 5.07% 10/20/2037 20,546,088
19,000,000 Series 2024-2A-A1 (3 mo. Term SOFR + 1.52%, 1.52% Floor)
(a)
.................... 5.19% 7/15/2037 19,040,246
Fort Greene Park CLO
28,910,000 Series 2025-2A-AR (3 mo. Term SOFR + 0.95%, 0.95% Floor)
(a)
.................... 4.61% 4/22/2034 28,916,834
Franklin Park Place CLO LLC
22,632,000 Series 2022-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................... 4.92% 4/14/2038 22,666,736
GCM CLO Ltd.
25,500,000 Series 2026-1A-A1 (3 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
.................... 5.02% 7/20/2039 25,550,684
Halcyon Loan Advisors Funding Ltd.
1,720,043 Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)
(a)(g)
................... 8.93% 4/28/2025 165,062
Halsey Point CLO Ltd.
10,000,000 Series 2020-2A-AR (3 mo. Term SOFR + 1.52%, 1.52% Floor)
(a)
.................... 5.20% 7/20/2037 10,028,753
Invesco CLO Ltd.
20,000,000 Series 2024-3A-AR (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................... 4.83% 7/20/2037 20,007,940
Jamestown CLO Ltd.
6,000,000 Series 2018-11A-A2 (3 mo. Term SOFR + 1.96%, 0.00% Floor)
(a)
................... 5.63% 7/14/2031 6,006,557
Katayma CLO Ltd.
25,000,000 Series 2024-2A-A1 (3 mo. Term SOFR + 1.65%, 1.65% Floor)
(a)
.................... 5.33% 4/20/2037 25,061,793
Madison Park Funding Ltd.
10,250,000 Series 2024-69A-A1R (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................. 4.84% 7/25/2037 10,253,323
Magnetite CLO Ltd.
50,729,000 Series 2019-23A-AR2 (3 mo. Term SOFR + 0.99%, 0.99% Floor)
(a)
.................. 4.66% 1/25/2035 50,740,992
12,430,000 Series 2023-34A-A1R (3 mo. Term SOFR + 1.14%, 1.14% Floor)
(a)
.................. 4.81% 1/15/2038 12,432,134
Marble Point CLO
5,000,000 Series 2020-1A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)
(a)
.................... 5.12% 7/20/2037 5,013,189
20,500,000 Series 2022-2A-A1RR (3 mo. Term SOFR + 1.19%, 1.19% Floor)
(a)
.................. 4.87% 10/20/2036 20,503,975
Menlo CLO Ltd.
10,000,000 Series 2024-1A-A1 (3 mo. Term SOFR + 1.42%, 1.42% Floor)
(a)
.................... 5.10% 1/20/2038 10,026,120
OCP CLO Ltd.
23,500,000 Series 2017-13A-AR2 (3 mo. Term SOFR + 1.34%, 1.34% Floor)
(a)
.................. 5.01% 11/26/2037 23,551,583
5,000,000 Series 2020-18A-A1R2 (3 mo. Term SOFR + 1.37%, 1.37% Floor)
(a)
................. 5.05% 7/20/2037 5,011,029
45,000,000 Series 2021-23A-AR2 (3 mo. Term SOFR + 1.19%, 1.19% Floor)
(a)
.................. 4.87% 1/17/2039 45,044,568
Octagon Investment Partners Ltd.
25,000,000 Series 2021-1A-AR (3 mo. Term SOFR + 0.99%, 0.99% Floor)
(a)
.................... 4.67% 7/20/2034 25,007,375
8,005,000 Series 2021-1A-AR (3 mo. Term SOFR + 1.07%, 1.07% Floor)
(a)
.................... 4.74% 10/15/2034 8,009,643
10,000,000 Series 2025-1A-A1 (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................... 4.86% 1/22/2038 10,009,240
Palmer Square CLO Ltd.
10,000,000 Series 2018-2A-A1R2 (3 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................. 4.84% 4/16/2037 10,006,287
Park Blue CLO Ltd.
21,000,000 Series 2025-7A-A1 (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
.................... 4.89% 4/25/2038 21,015,519
Peace Park CLO Ltd.
10,000,000 Series 2021-1A-AR (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................... 4.93% 10/20/2038 10,019,984

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Peebles Park CLO Ltd.
30,000,000 Series 2024-1A-AR (3 mo. Term SOFR + 1.22%, 1.22% Floor)
(a)
.................... 4.83% 4/21/2037 30,022,308
Rockford Tower CLO Ltd.
2,525,000 Series 2018-2A-B (3 mo. Term SOFR + 2.06%, 1.80% Floor)
(a)
..................... 5.74% 10/20/2031 2,527,429
15,000,000 Series 2022-3A-AR (3 mo. Term SOFR + 1.44%, 1.44% Floor)
(a)
.................... 5.12% 7/20/2037 15,034,158
10,000,000 Series 2024-1A-A1 (3 mo. Term SOFR + 1.61%, 1.61% Floor)
(a)
.................... 5.29% 4/20/2037 10,000,500
RR Ltd./Cayman Islands
46,000,000 Series 2020-8A-A1A2 (3 mo. Term SOFR + 1.23%, 1.23% Floor)
(a)
.................. 4.90% 1/15/2039 46,063,259
Sound Point CLO Ltd.
4,653,087 Series 2013-3RA-A (3 mo. Term SOFR + 1.41%, 1.15% Floor)
(a)
.................... 5.09% 4/18/2031 4,656,384
18,000,000 Series 2018-2A-C (3 mo. Term SOFR + 2.21%, 0.00% Floor)
(a)
..................... 5.88% 7/26/2031 18,060,563
6,244,346 Series 2018-3A-A1AR (3 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
.................. 4.97% 10/26/2031 6,250,351
25,250,000 Series 2020-2A-AR (3 mo. Term SOFR + 1.44%, 1.18% Floor)
(a)
.................... 5.11% 10/25/2034 25,268,246
Trestles CLO Ltd.
25,000,000 Series 2018-2A-A1RR (3 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................. 4.85% 7/15/2039 25,024,577
15,000,000 Series 2021-4A-AR1 (3 mo. Term SOFR + 1.28%, 1.28% Floor)
(a)
................... 4.94% 10/30/2038 15,030,000
25,000,000 Series 2023-6A-A1R (3 mo. Term SOFR + 1.18%, 1.18% Floor)
(a)
................... 4.85% 4/25/2038 25,005,660
Trimaran CAVU LLC
20,000,000 Series 2021-3A-A (3 mo. Term SOFR + 1.47%, 1.21% Floor)
(a)
..................... 5.15% 1/18/2035 20,016,726
Vibrant CLO Ltd.
60,500,000 Series 2018-10RA-A1 (3 mo. Term SOFR + 1.70%, 1.70% Floor)
(a)
.................. 5.38% 4/20/2036 60,503,025
60,500,000 Series 2018-10RAR-A1R (3 mo. Term SOFR + 1.24%, 1.24% Floor)
(a)
............... 4.97% 4/20/2036 60,500,000
Warwick Capital CLO Ltd.
10,000,000 Series 2024-4A-A1 (3 mo. Term SOFR + 1.40%, 1.40% Floor)
(a)
.................... 5.08% 7/20/2037 10,020,000
Wellesley Park CLO Ltd.
13,500,000 Series 2025-1A-A (3 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
..................... 4.87% 1/24/2039 13,508,093
Total Collateralized Loan Obligations
(Cost $1,765,196,706) 1,766,622,995
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 8.3%
1211 Avenue of the Americas Trust
6,639,000 Series 2015-1211-A1A2
(a)
............................................... 3.90% 8/10/2035 6,445,224
1345 Trust
10,540,000 Series 2025-AOA-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)
(a)
................... 5.23% 6/15/2042 10,561,350
280 Park Avenue Mortgage Trust
24,890,000 Series 2017-280P-A (1 mo. Term SOFR + 1.18%, 1.13% Floor)
(a)
................... 4.79% 9/15/2034 24,861,167
ACREC Trust
16,090,000 Series 2025-FL3-A (1 mo. Term SOFR + 1.31%, 1.31% Floor)
(a)
.................... 4.95% 8/18/2042 16,110,048
ACRES Commercial Realty Ltd.
18,066,097 Series 2025-FL3-A (1 mo. Term SOFR + 1.62%, 1.62% Floor)
(a)
.................... 5.26% 8/18/2040 18,109,402
Arbor Realty Trust, Inc.
122,605,123 Series 2020-MF1-XA
(a)(b)(d)
.............................................. 1.04% 5/15/2053 3,451,898
21,947,000 Series 2021-MF3-XB
(a)(b)(d)
.............................................. 0.60% 10/15/2054 523,184
4,418,024 Series 2022-FL1-A (30 day avg SOFR US + 1.45%, 1.45% Floor)
(a)
................. 5.04% 1/15/2037 4,423,652
9,396,000 Series 2025-BTR1-A (1 mo. Term SOFR + 1.93%, 1.93% Floor)
(a)
................... 5.57% 1/20/2041 9,436,882
13,200,000 Series 2025-FL1-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 4.99% 1/20/2043 13,217,516
ARDN Mortgage Trust
22,380,000 Series 2025-ARCP-A (1 mo. Term SOFR + 1.75%, 1.75% Floor)
(a)
.................. 5.38% 6/15/2035 22,421,224
AREIT Trust
26,120,000 Series 2025-CRE10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................. 5.02% 12/17/2029 26,157,299
Banc of America Merrill Lynch Commercial Mortgage, Inc.
2,121,000 Series 2016-UB10-C
(b)
................................................. 4.93% 7/15/2049 2,059,073
BANK
3,554,000 Series 2017-BNK4-C
(b)
................................................. 4.37% 5/15/2050 3,167,198
30,440,789 Series 2017-BNK4-XA
(b)(d)
.............................................. 1.48% 5/15/2050 190,371
4,916,000 Series 2017-BNK5-B
(b)
................................................. 3.90% 6/15/2060 4,802,419
61,539,461 Series 2017-BNK5-XA
(b)(d)
.............................................. 1.07% 6/15/2060 367,828
137,611,645 Series 2018-BN10-XA
(b)(d)
............................................... 0.83% 2/15/2061 1,141,489
31,334,000 Series 2018-BN10-XD
(a)(b)(d)
............................................. 1.86% 2/15/2061 753,044
2,290,000 Series 2019-BN16-B
(b)
................................................. 4.44% 2/15/2052 2,163,494
81,451,437 Series 2019-BN16-XA
(b)(d)
............................................... 1.09% 2/15/2052 1,550,347

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
13,119,665 Series 2019-BN16-XD
(a)(b)(d)
............................................. 1.97% 2/15/2052 542,199
11,541,000 Series 2019-BN17-XD
(a)(b)(d)
............................................. 1.74% 4/15/2052 431,061
43,097,000 Series 2019-BN19-AS ................................................. 3.45% 8/15/2061 40,013,560
17,013,666 Series 2019-BN19-XD
(a)(b)(d)
............................................. 1.16% 8/15/2061 471,319
1,099,000 Series 2019-BN20-AS
(b)
................................................ 3.24% 9/15/2062 986,983
5,000,000 Series 2019-BN21-C
(b)
................................................. 3.52% 10/17/2052 4,218,208
18,082,333 Series 2019-BN22-XD
(a)(b)(d)
............................................. 1.07% 11/15/2062 529,659
26,932,000 Series 2019-BN24-XD
(a)(b)(d)
............................................. 1.13% 11/15/2062 851,251
4,270,000 Series 2020-BN27-A5 ................................................. 2.14% 4/15/2063 3,803,897
62,007,000 Series 2020-BN30-XB
(b)(d)
............................................... 0.82% 12/15/2053 1,691,241
42,214,972 Series 2021-BN32-XA
(b)(d)
............................................... 0.81% 4/15/2054 1,119,026
112,743,000 Series 2021-BN35-XB
(b)(d)
............................................... 0.70% 6/15/2064 3,083,668
10,388,000 Series 2021-BN38-XD
(a)(b)(d)
............................................. 0.83% 12/15/2064 352,707
7,663,000 Series 2022-BNK40-XD
(a)(b)(d)
............................................ 1.00% 3/15/2064 330,088
119,641,775 Series 2025-BNK50-XA
(b)(d)
.............................................. 0.54% 5/15/2068 3,190,930
BANK5 Trust
1,167,713 Series 2023-5YR4-A3 ................................................. 6.50% 12/15/2056 1,202,309
2,467,000 Series 2024-5YR10-AS ................................................ 5.64% 10/15/2057 2,486,610
8,169,000 Series 2024-5YR10-B
(b)
................................................ 6.14% 10/15/2057 8,285,149
11,376,000 Series 2024-5YR6-A3 ................................................. 6.23% 5/15/2057 11,728,413
122,590,458 Series 2024-5YR6-XA
(a)(b)(d)
............................................. 0.97% 5/15/2057 2,344,616
2,221,000 Series 2024-5YR8-A3 ................................................. 5.88% 8/15/2057 2,283,005
84,742,746 Series 2024-5YR8-XA
(b)(d)
............................................... 1.12% 8/15/2057 1,998,751
9,640,000 Series 2025-5YR15-AS ................................................ 5.76% 7/15/2058 9,826,494
4,104,000 Series 2025-5YR16-AS
(b)
............................................... 5.75% 8/15/2063 4,184,517
3,535,000 Series 2025-5YR17-AS
(b)
............................................... 5.63% 11/15/2058 3,583,960
16,121,000 Series 2025-5YR18-A3 ................................................ 5.15% 12/15/2058 16,280,874
3,790,000 Series 2026-5YR20-A3 ................................................ 5.10% 2/15/2059 3,820,959
4,688,000 Series 2026-5YR20-C
(b)
................................................ 6.04% 2/15/2059 4,703,539
5,835,000 Series 2026-5YR22-A3
(b)
............................................... 5.71% 6/15/2059 6,034,055
Barclays Commercial Mortgage Trust
17,758,000 Series 2018-CBM-A (1 mo. Term SOFR + 1.30%, 1.25% Floor)
(a)
................... 4.92% 7/15/2037 17,294,834
6,117,000 Series 2019-C3-XD
(a)(b)(d)
............................................... 1.93% 5/15/2052 268,040
157,413,937 Series 2019-C4-XA
(b)(d)
................................................. 1.65% 8/15/2052 5,584,810
13,091,000 Series 2019-C4-XD
(a)(b)(d)
............................................... 1.26% 8/15/2052 413,207
60,279,568 Series 2019-C5-XA
(b)(d)
................................................. 0.94% 11/15/2052 1,269,385
14,866,000 Series 2019-C5-XD
(a)(b)(d)
............................................... 1.41% 11/15/2052 564,081
11,799,000 Series 2020-C6-F5TB
(a)(b)
............................................... 3.81% 2/15/2053 9,200,635
12,497,250 Series 2020-C6-F5TC
(a)(b)
............................................... 3.81% 2/15/2053 9,384,341
87,650,512 Series 2020-C6-XA
(b)(d)
................................................. 1.13% 2/15/2053 2,548,842
7,424,000 Series 2020-C6-XD
(a)(b)(d)
............................................... 1.28% 2/15/2053 283,600
1,437,000 Series 2020-C7-AS ................................................... 2.44% 4/15/2053 1,268,943
1,595,954 Series 2021-C11-ASB ................................................. 2.11% 9/15/2054 1,505,085
34,040,000 Series 2021-C11-XB
(b)(d)
................................................ 1.07% 9/15/2054 1,525,526
128,357,504 Series 2021-C9-XA
(b)(d)
................................................. 1.66% 2/15/2054 7,179,061
68,467,000 Series 2021-C9-XB
(b)(d)
................................................. 1.09% 2/15/2054 2,722,707
5,780,000 Series 2024-5C25-AS
(b)
................................................ 6.36% 3/15/2057 5,933,510
12,893,000 Series 2024-5C29-A3 ................................................. 5.21% 9/15/2057 12,997,687
129,957,737 Series 2024-5C31-XA
(b)(d)
............................................... 1.28% 12/15/2057 4,130,174
7,263,000 Series 2025-5C37-A3 ................................................. 5.02% 9/15/2058 7,302,527
32,244,000 Series 2025-5C38-A3 ................................................. 5.15% 11/15/2058 32,598,387
5,591,000 Series 2025-5C38-AS ................................................. 5.48% 11/15/2058 5,659,629
39,976,000 Series 2025-5C38-XA
(b)(d)
............................................... 1.67% 11/15/2058 2,215,602
97,545,441 Series 2025-C32-XA
(b)(d)
................................................ 1.34% 2/15/2062 7,471,395
11,608,000 Series 2026-5C40-AS
(b)
................................................ 5.53% 2/15/2059 11,746,300
5,993,000 Series 2026-5C40-B
(b)
................................................. 5.78% 2/15/2059 6,057,272
21,871,000 Series 2026-5C41-A3 ................................................. 5.44% 5/15/2069 22,323,703
BDS Ltd.
5,685,546 Series 2024-FL13-A (1 mo. Term SOFR + 1.58%, 1.58% Floor)
(a)
................... 5.22% 9/19/2039 5,695,433
Benchmark Mortgage Trust
33,448,680 Series 2018-B7-XA
(b)(d)
................................................. 0.54% 5/15/2053 238,155
26,564,188 Series 2018-B8-XA
(b)(d)
................................................. 0.77% 1/15/2052 299,341
12,985,000 Series 2019-B10-XD
(a)(b)(d)
............................................... 2.04% 3/15/2062 593,742
13,924,000 Series 2019-B11-XD
(a)(b)(d)
............................................... 1.60% 5/15/2052 535,319
13,870,000 Series 2019-B12-XD
(a)(b)(d)
............................................... 1.22% 8/15/2052 396,959
52,294,545 Series 2019-B14-A2 .................................................. 2.91% 12/15/2062 50,953,478
14,907,500 Series 2019-B14-XD
(a)(b)(d)
............................................... 1.40% 12/15/2062 597,761
24,552,000 Series 2019-B15-XD
(a)(b)(d)
............................................... 1.08% 12/15/2072 723,962

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
71,550,028 Series 2019-B9-XA
(b)(d)
................................................. 1.16% 3/15/2052 1,467,520
71,933,456 Series 2020-B16-XA
(b)(d)
................................................ 0.91% 2/15/2053 1,760,478
60,901,880 Series 2020-B17-XA
(b)(d)
................................................ 1.51% 3/15/2053 2,226,335
12,580,000 Series 2020-B17-XD
(a)(b)(d)
............................................... 1.52% 3/15/2053 554,524
69,150,617 Series 2020-B18-XA
(b)(d)
................................................ 1.87% 7/15/2053 3,323,102
197,908,522 Series 2020-B19-XA
(b)(d)
................................................ 1.76% 9/15/2053 7,923,070
69,507,079 Series 2020-B22-XA
(b)(d)
................................................ 1.60% 1/15/2054 3,691,514
273,202,437 Series 2020-IG1-XA
(b)(d)
................................................ 0.61% 9/15/2043 3,565,292
214,661,164 Series 2021-B24-XA
(b)(d)
................................................ 1.19% 3/15/2054 7,545,555
115,032,830 Series 2021-B28-XA
(b)(d)
................................................ 1.33% 8/15/2054 5,104,432
59,609,000 Series 2021-B28-XB
(b)(d)
................................................ 1.05% 8/15/2054 2,617,246
66,420,000 Series 2021-B29-XB
(b)(d)
................................................ 0.80% 9/15/2054 2,078,594
357,669,517 Series 2021-B30-XA
(b)(d)
................................................ 0.89% 11/15/2054 12,006,858
15,995,000 Series 2021-B31-XD
(a)(b)(d)
............................................... 1.26% 12/15/2054 894,492
13,067,000 Series 2022-B32-XD
(a)(b)(d)
............................................... 1.64% 1/15/2055 850,339
10,959,500 Series 2022-B33-XD
(a)(b)(d)
............................................... 1.73% 3/15/2055 814,658
7,270,000 Series 2022-B34-XD
(a)(b)(d)
............................................... 1.95% 4/15/2055 647,653
37,520,000 Series 2024-V10-A3 .................................................. 5.28% 9/15/2057 37,920,759
9,000,000 Series 2024-V11-A3
(b)
................................................. 5.91% 11/15/2057 9,275,231
168,333,372 Series 2024-V11-XA
(b)(d)
................................................ 0.77% 11/15/2057 2,953,830
76,873,719 Series 2024-V12-XA
(b)(d)
................................................ 1.07% 12/15/2057 2,054,988
11,735,000 Series 2024-V6-A3 ................................................... 5.93% 3/15/2057 12,024,590
6,966,000 Series 2024-V8-A2 ................................................... 5.71% 7/15/2057 7,110,285
2,279,000 Series 2024-V8-A3
(b)
.................................................. 6.19% 7/15/2057 2,355,884
135,656,570 Series 2024-V8-XA
(a)(b)(d)
............................................... 0.99% 7/15/2057 2,749,270
21,999,000 Series 2024-V9-A3 ................................................... 5.60% 8/15/2057 22,408,773
13,911,018 Series 2025-B41-XA
(b)(d)
................................................ 1.21% 7/15/2068 998,095
5,578,000 Series 2025-V15-AS .................................................. 6.17% 6/15/2058 5,742,012
9,210,000 Series 2025-V16-A3
(b)
................................................. 5.44% 8/15/2058 9,383,776
7,485,000 Series 2025-V16-AS
(b)
................................................. 5.86% 8/15/2058 7,634,819
8,860,000 Series 2025-V17-A3 .................................................. 5.07% 9/15/2058 8,918,099
922,000 Series 2025-V17-AM
(b)
................................................. 5.42% 9/15/2058 927,405
21,077,000 Series 2025-V18-A3 .................................................. 5.18% 10/15/2058 21,297,630
9,856,000 Series 2025-V18-AS .................................................. 5.59% 10/15/2058 9,981,802
150,228,713 Series 2025-V18-XA
(a)(b)(d)
............................................... 1.47% 10/15/2058 7,125,438
7,200,844 Series 2026-B43-A1 .................................................. 4.65% 4/15/2063 7,169,497
27,184,000 Series 2026-V21-A3 .................................................. 5.13% 3/15/2059 27,439,333
BFLD Trust
4,860,000 Series 2025-EWEST-C (1 mo. Term SOFR + 2.10%, 2.10% Floor)
(a)
................. 5.73% 6/15/2042 4,868,909
Blackstone Mortgage Trust, Inc.
16,890,000 Series 2026-FL6-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 8/19/2043 16,915,723
BMO Mortgage Trust
4,656,000 Series 2024-5C3-A3 .................................................. 5.74% 2/15/2057 4,737,495
17,591,000 Series 2024-5C4-A3
(b)
................................................. 6.53% 5/15/2057 18,276,627
20,804,000 Series 2024-5C6-A3 .................................................. 5.32% 9/15/2057 21,039,940
20,482,000 Series 2024-5C7-AS
(b)
................................................. 5.89% 11/15/2057 20,637,780
111,877,323 Series 2024-5C7-XA
(a)(b)(d)
............................................... 1.14% 11/15/2057 3,056,835
113,550,526 Series 2024-5C8-XA
(b)(d)
................................................ 1.24% 12/15/2057 3,578,159
1,763,000 Series 2025-5C10-AS
(b)
................................................ 5.95% 5/15/2058 1,809,293
7,371,000 Series 2025-5C11-AS ................................................. 5.94% 7/15/2058 7,509,968
2,944,000 Series 2025-5C12-AS ................................................. 5.56% 10/15/2058 2,977,329
1,794,000 Series 2025-5C9-A3
(b)
................................................. 5.78% 4/15/2058 1,841,831
153,768,579 Series 2025-C11-XA
(b)(d)
................................................ 1.32% 2/15/2058 11,398,250
BPR Trust
9,026,000 Series 2025-STAR-A
(a)(b)
............................................... 5.11% 11/5/2042 8,957,381
BrightSpire Capital, Inc.
22,650,000 Series 2026-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................... 5.09% 8/19/2043 22,701,144
Brookfield Property Partners LP
16,130,000 Series 2026-SSP-A
(a)(b)
................................................ 5.12% 7/5/2043 16,201,306
26,530,000 Series 2026-TY-A
(a)(b)
.................................................. 4.83% 3/5/2043 26,160,594
BSPRT Co-Issuer LLC
15,000,000 Series 2023-FL10-C (1 mo. Term SOFR + 3.97%, 3.97% Floor)
(a)
................... 7.60% 9/15/2035 15,059,655
BSTN Commercial Mortgage Trust
16,680,000 Series 2025-HUB-A
(a)(b)
................................................ 5.06% 4/13/2041 16,547,494
BX Trust
53,165,000 Series 2019-OC11-E
(a)(b)
................................................ 4.08% 12/9/2041 48,345,013

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
326,679,000 Series 2019-OC11-XB
(a)(b)(d)
............................................. 0.32% 12/9/2041 2,239,679
1,720,646 Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)
(a)
.................... 4.47% 10/15/2036 1,720,755
3,269,000 Series 2021-LGCY-B (1 mo. Term SOFR + 0.97%, 0.86% Floor)
(a)
.................. 4.59% 10/15/2036 3,268,232
5,320,000 Series 2022-LBA6-C (1 mo. Term SOFR + 1.60%, 1.60% Floor)
(a)
................... 5.23% 1/15/2039 5,323,384
17,820,000 Series 2022-LBA6-E (1 mo. Term SOFR + 2.70%, 2.70% Floor)
(a)
................... 6.33% 1/15/2039 17,841,851
20,961,461 Series 2024-AIRC-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)
(a)
................... 5.32% 8/15/2041 21,063,436
15,810,892 Series 2025-ARIA-C
(a)(b)
................................................ 5.70% 12/13/2042 15,789,048
7,878,138 Series 2025-BCAT-A (1 mo. Term SOFR + 1.38%, 1.38% Floor)
(a)
................... 5.01% 8/15/2042 7,905,015
819,000 Series 2025-BCAT-D (1 mo. Term SOFR + 2.65%, 2.65% Floor)
(a)
................... 6.28% 8/15/2042 824,172
14,000,000 Series 2026-ALOHA-C (1 mo. Term SOFR + 1.70%, 1.70% Floor)
(a)
................. 5.33% 4/15/2043 14,050,442
17,365,000 Series 2026-CSMO-B (1 mo. Term SOFR + 1.70%, 1.70% Floor)
(a)
.................. 5.33% 2/15/2043 17,511,528
170,000 Series 2026-RISE-C (1 mo. Term SOFR + 1.65%, 1.65% Floor)
(a)
................... 5.28% 4/15/2041 170,657
21,745,803 Series 2026-XL6-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
.................... 4.83% 3/15/2043 21,772,920
BXP Trust
10,828,000 Series 2017-GM-B
(a)(b)
................................................. 3.54% 6/13/2039 10,642,925
Cantor Commercial Real Estate Lending LP
10,105,250 Series 2019-CF2-XD
(a)(b)(d)
.............................................. 1.52% 11/15/2052 403,779
11,514,000 Series 2019-CF3-XD
(a)(b)(d)
.............................................. 1.20% 1/15/2053 378,271
CENT Trust
33,003,000 Series 2025-CITY-A
(a)(b)
................................................ 5.09% 7/10/2040 32,971,522
Century Plaza Towers
5,000,000 Series 2019-CPT-A
(a)
.................................................. 2.87% 11/13/2039 4,631,950
CFCRE Commercial Mortgage Trust
7,155,000 Series 2016-C4-C
(b)
................................................... 4.56% 5/10/2058 7,081,988
547,756 Series 2016-C4-XA
(b)(d)
................................................. 0.87% 5/10/2058 13
Citigroup Commercial Mortgage Trust
5,450,000 Series 2015-GC33-C
(b)
................................................. 4.48% 9/10/2058 4,750,882
29,810,009 Series 2016-GC36-XA
(b)(d)
.............................................. 1.11% 2/10/2049 727
5,102,024 Series 2016-P3-XA
(b)(d)
................................................. 1.45% 4/15/2049 195
16,963,911 Series 2016-P4-XA
(b)(d)
................................................. 1.65% 7/10/2049 763
36,097,174 Series 2016-P5-XA
(b)(d)
................................................. 1.38% 10/10/2049 1,332
205,869,077 Series 2017-B1-XA
(b)(d)
................................................. 0.84% 8/15/2050 983,087
33,906,137 Series 2017-P7-XA
(b)(d)
................................................. 1.25% 4/14/2050 113,914
15,766,000 Series 2019-C7-XD
(a)(b)(d)
............................................... 1.30% 12/15/2072 583,482
13,007,000 Series 2019-GC41-XD
(a)(b)(d)
............................................. 0.94% 8/10/2056 292,616
11,280,000 Series 2019-GC43-XD
(a)(b)(d)
............................................. 0.73% 11/10/2052 223,559
3,625,000 Series 2020-420K-D
(a)(b)
................................................ 3.42% 11/10/2042 3,266,476
7,800,000 Series 2020-420K-E
(a)(b)
................................................ 3.42% 11/10/2042 6,816,756
2,853,000 Series 2020-GC46-B
(b)
................................................. 3.15% 2/15/2053 2,507,917
21,133,200 Series 2020-GC46-XD
(a)(b)(d)
............................................. 1.17% 2/15/2053 734,977
16,920,000 Series 2022-GC48-XD
(a)(b)(d)
............................................. 2.51% 6/15/2055 2,129,411
Citigroup/Deutsche Bank Commercial Mortgage Trust
5,161,000 Series 2016-C1-B
(b)
................................................... 4.20% 5/10/2049 4,864,436
5,498,970 Series 2016-C1-XA
(b)(d)
................................................. 1.12% 5/10/2049 141
61,825,685 Series 2017-CD4-XA
(b)(d)
............................................... 1.36% 5/10/2050 265,591
5,723,000 Series 2017-CD6-B
(b)
.................................................. 3.91% 11/13/2050 5,451,069
5,175,000 Series 2017-CD6-C
(b)
................................................. 4.41% 11/13/2050 4,876,570
33,625,817 Series 2017-CD6-XA
(b)(d)
............................................... 1.01% 11/13/2050 265,002
46,053,901 Series 2020-C9-XA
(b)(d)
................................................. 1.70% 9/15/2053 1,708,710
Commercial Mortgage Pass Through Certificates
7,295,437 Series 2013-CR12-XA
(b)(d)
.............................................. 0.38% 10/10/2046 120
4,345,000 Series 2014-CR16-C
(b)
................................................. 4.89% 4/10/2047 4,271,050
17,822,000 Series 2015-DC1-C
(b)
................................................. 4.42% 2/10/2048 15,830,588
12,098,923 Series 2015-DC1-XA
(b)(d)
............................................... 0.70% 2/10/2048 184
921,496 Series 2016-DC2-B
(b)
.................................................. 4.76% 2/10/2049 922,318
1,403,000 Series 2016-DC2-C
(b)
................................................. 4.76% 2/10/2049 1,383,184
15,800,000 Series 2018-COR3-XD
(a)(b)(d)
............................................. 1.75% 5/10/2051 418,499
18,570,000 Series 2018-HCLV-A (1 mo. Term SOFR + 1.30%, 1.00% Floor)
(a)
................... 4.92% 9/15/2033 17,607,773
Credit Suisse Mortgage Capital Certificates
147,561,481 Series 2014-USA-X1
(a)(b)(d)
.............................................. 0.69% 9/15/2037 1,129,509
3,799,000 Series 2017-CALI-E
(a)(b)
................................................ 3.90% 11/10/2032 279,227
6,050,000 Series 2017-CALI-F
(a)(b)
................................................ 3.90% 11/10/2032 127,050
4,632,200 Series 2021-B33-A1
(a)
................................................. 3.05% 10/10/2043 4,377,889
18,815,500 Series 2021-B33-A2
(a)
................................................. 3.17% 10/10/2043 16,831,417
104,328,051 Series 2021-B33-X
(a)(b)(d)
................................................ 0.62% 10/10/2043 2,041,481

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
CSAIL Commercial Mortgage Trust
939,589 Series 2016-C5-C
(b)
................................................... 4.55% 11/15/2048 923,598
701,736 Series 2016-C6-XA
(b)(d)
................................................. 1.54% 1/15/2049 25
11,020,000 Series 2016-C7-B
(b)
................................................... 4.49% 11/15/2049 10,757,831
124,885,559 Series 2017-C8-XA
(b)(d)
................................................. 1.19% 6/15/2050 556,765
4,399,000 Series 2017-CX10-B
(b)
................................................. 3.89% 11/15/2050 4,010,176
59,912,267 Series 2017-CX10-XA
(b)(d)
............................................... 0.98% 11/15/2050 567,998
15,894,000 Series 2019-C16-B ................................................... 3.88% 6/15/2052 15,014,869
23,096,345 Series 2019-C17-XA
(b)(d)
................................................ 1.45% 9/15/2052 706,843
7,924,000 Series 2019-C18-B ................................................... 3.59% 12/15/2052 7,344,250
212,924,492 Series 2019-C18-XA
(b)(d)
................................................ 1.12% 12/15/2052 5,628,957
191,585,237 Series 2020-C19-XA
(b)(d)
................................................ 1.21% 3/15/2053 5,732,135
81,465,000 Series 2020-C19-XB
(b)(d)
................................................ 0.15% 3/15/2053 249,560
DOLP Trust
11,475,000 Series 2021-NYC-F
(a)(b)
................................................ 3.70% 5/10/2041 9,583,598
DTP Commercial Mortgage Trust
2,210,000 Series 2023-STE2-B
(a)(b)
................................................ 5.98% 1/15/2041 2,197,226
ELP Commercial Mortgage Trust
3,570,000 Series 2025-ELP-D
(a)(b)
................................................. 5.61% 11/13/2042 3,543,070
5,700,000 Series 2025-ELP-E
(a)(b)
................................................. 6.67% 11/13/2042 5,733,363
EQUS Mortgage Trust
6,276,763 Series 2021-EQAZ-A (1 mo. Term SOFR + 1.02%, 0.76% Floor)
(a)
.................. 4.65% 10/15/2038 6,276,836
Extended Stay America Trust
22,036,367 Series 2026-ESH2-A (1 mo. Term SOFR + 1.20%, 1.20% Floor)
(a)
................... 4.83% 2/15/2043 22,090,481
FS Commercial Mortgage Trust
17,360,000 Series 2026-HULA-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)
(a)
.................. 5.08% 3/15/2041 17,423,072
FS Rialto
13,790,000 Series 2025-FL10-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
................... 5.02% 8/19/2042 13,825,592
Granite Point Mortgage Trust, Inc.
8,572,302 Series 2021-FL4-A (1 mo. Term SOFR + 1.46%, 1.35% Floor)
(a)
.................... 5.11% 12/15/2036 8,602,990
Great Wolf Trust
15,000,000 Series 2024-WLF2-A (1 mo. Term SOFR + 1.69%)
(a)
............................ 5.32% 5/15/2041 15,054,267
GS Mortgage Securities Corp. II
927,160 Series 2013-GC13-B
(a)(b)
............................................... 3.99% 7/10/2046 913,658
4,000,000 Series 2013-GC13-C
(a)(b)
............................................... 3.99% 7/10/2046 3,805,250
7,141,479 Series 2015-GC34-XA
(b)(d)
.............................................. 0.79% 10/10/2048 8,603
5,295,060 Series 2016-GS2-XA
(b)(d)
............................................... 1.47% 5/10/2049 186
82,400,267 Series 2016-GS3-XA
(b)(d)
............................................... 1.19% 10/10/2049 2,802
31,882,521 Series 2016-GS4-XA
(b)(d)
............................................... 0.57% 11/10/2049 1,830
169,113,727 Series 2017-GS7-XA
(b)(d)
............................................... 1.17% 8/10/2050 1,095,806
98,700,000 Series 2017-GS7-XB
(b)(d)
............................................... 0.44% 8/10/2050 314,814
3,443,000 Series 2018-GS10-WLSA
(a)(b)
............................................ 5.07% 3/10/2033 898,103
6,834,000 Series 2018-GS10-WLSB
(a)(b)
............................................ 5.07% 3/10/2033 807,823
9,287,000 Series 2018-GS10-WLSC
(a)(b)
............................................ 5.07% 3/10/2033 1,048,246
8,990,000 Series 2018-GS10-WLSD
(a)(b)
............................................ 5.07% 3/10/2033 967,525
11,236,750 Series 2018-GS10-WLSE
(a)(b)
............................................ 5.07% 3/10/2033 1,120,837
186,828,309 Series 2018-GS9-XA
(b)(d)
............................................... 0.55% 3/10/2051 942,530
15,571,000 Series 2018-TWR-A (1 mo. Term SOFR + 1.20%, 0.90% Floor)
(a)
................... 4.82% 7/15/2031 14,319,328
3,897,000 Series 2018-TWR-D (1 mo. Term SOFR + 1.90%, 1.60% Floor)
(a)
................... 5.52% 7/15/2031 409,103
11,950,000 Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)
(a)
................... 6.02% 7/15/2031 627,124
11,242,000 Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)
(a)
................... 6.72% 7/15/2031 294,866
4,648,000 Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)
(a)
................... 7.85% 7/15/2031 46,387
51,340,669 Series 2019-GC38-XA
(b)(d)
.............................................. 1.17% 2/10/2052 1,124,361
12,683,163 Series 2019-GC39-XA
(b)(d)
.............................................. 1.22% 5/10/2052 323,856
21,600,000 Series 2019-GSA1-XD
(a)(b)(d)
............................................. 1.13% 11/10/2052 659,070
167,880,047 Series 2020-GC45-XA
(b)(d)
.............................................. 0.72% 2/13/2053 2,931,202
25,009,000 Series 2020-GC45-XD
(a)(b)(d)
............................................. 0.75% 2/13/2053 509,308
52,211,068 Series 2020-GSA2-XA
(a)(b)(d)
............................................. 1.77% 12/12/2053 2,827,877
Hilton USA Trust
1,650,000 Series 2016-HHV-C
(a)(b)
................................................ 4.33% 11/5/2038 1,645,763
5,692,000 Series 2016-SFP-A
(a)
.................................................. 2.83% 11/5/2035 4,745,597
ILPT Trust
1,846,000 Series 2025-LPF2-A
(a)(b)
................................................ 5.47% 7/13/2042 1,856,890
INCREF LLC
18,768,000 Series 2025-FL1-D (1 mo. Term SOFR + 4.19%, 4.19% Floor)
(a)
.................... 7.83% 10/19/2042 19,201,747

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
JP Morgan Chase Commercial Mortgage Securities
171,091 Series 2007-CB20-X1
(a)(b)(d)
.............................................. 0.00% 2/12/2051 –
6,677,312 Series 2015-JP1-XA
(b)(d)
................................................ 0.87% 1/15/2049 126
1,725,000 Series 2017-JP5-C
(b)
.................................................. 3.89% 3/15/2050 1,534,252
9,343,000 Series 2018-MINN-E (1 mo. Term SOFR + 2.80%, 3.50% Floor)
(a)
................... 6.42% 11/15/2035 2,346,364
18,869,000 Series 2019-COR4-XD
(a)(b)(d)
............................................. 2.18% 3/10/2052 854,435
74,803,845 Series 2019-COR5-XA
(b)(d)
.............................................. 1.57% 6/13/2052 2,362,223
8,500,000 Series 2019-COR5-XD
(a)(b)(d)
............................................. 1.90% 6/13/2052 362,292
29,530,000 Series 2020-NNN-EFX
(a)
............................................... 3.97% 1/16/2037 10,336,386
JPMBB Commercial Mortgage Securities Trust
25,732,226 Series 2014-C25-XA
(b)(d)
................................................ 0.54% 11/15/2047 104,612
8,236,400 Series 2015-C27-C
(b)
.................................................. 4.45% 2/15/2048 4,241,746
10,425,000 Series 2015-C27-D
(a)(b)
................................................. 3.95% 2/15/2048 1,641,938
1,417,288 Series 2015-C28-C
(b)
.................................................. 4.42% 10/15/2048 1,402,839
13,112,181 Series 2015-C30-XA
(b)(d)
................................................ 0.02% 7/15/2048 131
18,094,672 Series 2015-C32-XA
(b)(d)
................................................ 1.13% 11/15/2048 463
7,394,000 Series 2016-C1-C
(b)
................................................... 4.92% 3/17/2049 7,185,108
JPMDB Commercial Mortgage Securities Trust
27,722,856 Series 2016-C2-XA
(b)(d)
................................................. 1.42% 6/15/2049 1,006
124,677,981 Series 2017-C5-XA
(b)(d)
................................................. 1.03% 3/15/2050 185,396
152,668,741 Series 2017-C7-XA
(b)(d)
................................................. 0.95% 10/15/2050 1,073,399
13,604,000 Series 2019-COR6-AS
(b)
............................................... 3.41% 11/13/2052 12,156,008
234,085,796 Series 2020-COR7-XA
(b)(d)
.............................................. 1.76% 5/13/2053 9,219,071
LBTY Commercial Mortgage Trust
22,560,000 Series 2026-225L-A
(a)(b)
................................................ 4.75% 2/10/2043 22,188,125
2,270,000 Series 2026-225L-D
(a)(b)
................................................ 5.90% 2/10/2043 2,238,701
LoanCore
26,610,000 Series 2025-CRE8-A (1 mo. Term SOFR + 1.39%, 1.39% Floor)
(a)
.................. 5.02% 8/17/2042 26,646,243
LSTAR Commercial Mortgage Trust
11,055,228 Series 2017-5-X
(a)(b)(d)
.................................................. 0.97% 3/10/2050 32,639
Manhattan West
5,731,000 Series 2020-1MW-C
(a)(b)
................................................ 2.41% 9/10/2039 5,536,192
Merit
388,888 Series 2021-STOR-E (1 mo. Term SOFR + 1.86%, 1.75% Floor)
(a)
.................. 5.49% 7/15/2038 388,832
MF1 Multifamily Housing Mortgage Loan Trust
3,878,427 Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)
(a)
.................... 4.99% 2/19/2037 3,883,263
4,594,033 Series 2022-FL9-A (1 mo. Term SOFR + 2.15%, 2.15% Floor)
(a)
.................... 5.79% 6/19/2037 4,600,855
4,800,000 Series 2024-FL15-A (1 mo. Term SOFR + 1.69%, 1.69% Floor)
(a)
................... 5.33% 8/18/2041 4,812,331
24,647,000 Series 2025-FL17-A (1 mo. Term SOFR + 1.32%, 1.32% Floor)
(a)
................... 4.96% 2/18/2040 24,712,315
50,000,000 Series 2026-FL21-ASFX
(a)
.............................................. 5.12% 2/18/2041 49,635,000
MFT Trust
6,417,000 Series 2020-ABC-A
(a)
................................................. 3.36% 2/10/2042 5,357,858
Morgan Stanley Bank of America Merrill Lynch Trust
7,006,054 Series 2013-C11-AS
(b)
................................................. 4.21% 8/15/2046 6,784,624
2,365,681 Series 2013-C9-B
(b)
................................................... 3.71% 5/15/2046 2,261,410
19,750,024 Series 2016-C28-XA
(b)(d)
................................................ 1.19% 1/15/2049 630
6,032,000 Series 2016-C31-C
(b)
.................................................. 4.36% 11/15/2049 5,679,488
35,485,177 Series 2017-C33-XA
(b)(d)
................................................ 1.38% 5/15/2050 241,200
19,614,000 Series 2025-5C2-A3 .................................................. 5.11% 11/15/2058 19,763,796
Morgan Stanley Capital I, Inc.
439,457 Series 2006-HQ10-X1
(a)(b)(d)
............................................. 0.93% 11/12/2041 10
116,236,306 Series 2017-H1-XA
(b)(d)
................................................. 1.40% 6/15/2050 831,624
4,661,000 Series 2017-HR2-C
(b)
................................................. 4.46% 12/15/2050 4,505,692
9,386,700 Series 2019-H6-XD
(a)(b)(d)
............................................... 1.74% 6/15/2052 371,035
5,305,000 Series 2019-H7-AS ................................................... 3.52% 7/15/2052 5,026,729
71,066,409 Series 2019-L2-XA
(b)(d)
................................................. 1.16% 3/15/2052 1,527,018
3,845,000 Series 2019-L3-AS ................................................... 3.49% 11/15/2052 3,618,840
144,126,071 Series 2019-L3-XA
(b)(d)
................................................. 0.72% 11/15/2052 2,477,513
15,090,000 Series 2019-L3-XD
(a)(b)(d)
................................................ 1.27% 11/15/2052 516,295
3,355,000 Series 2019-NUGS-D (1 mo. Term SOFR + 1.91%, 3.30% Floor)
(a)
.................. 5.54% 12/15/2036 70,455
6,002,000 Series 2019-PLND-E (1 mo. Term SOFR + 2.26%, 2.15% Floor)
(a)
.................. 5.89% 5/15/2036 94,405
2,200,000 Series 2020-HR8-B ................................................... 2.70% 7/15/2053 1,893,835
24,004,000 Series 2020-L4-B .................................................... 3.08% 2/15/2053 21,559,243
279,635,780 Series 2020-L4-XA
(b)(d)
................................................. 1.18% 2/15/2053 8,896,612
13,625,665 Series 2020-L4-XD
(a)(b)(d)
................................................ 1.29% 2/15/2053 510,732

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
10,779,000 Series 2021-L6-C
(b)
................................................... 3.55% 6/15/2054 9,057,464
14,351,729 Series 2024-NSTB-A
(a)(b)
............................................... 3.90% 9/24/2057 14,080,563
MRCD Mortgage Trust
7,794,000 Series 2019-PARK-F
(a)
................................................. 2.72% 12/15/2036 5,103,589
16,270,000 Series 2019-PARK-G
(a)
................................................ 2.72% 12/15/2036 7,900,061
MTN Commercial Mortgage Trust
12,270,000 Series 2026-LPFX-A
(a)(b)
................................................ 5.15% 5/15/2043 12,258,918
Multifamily Tax-Exempt Mortgage-backed Securities M-TEMS
60,565,083 Series 2021-2-X
(b)(d)
................................................... 0.83% 3/25/2035 2,160,357
Natixis Commercial Mortgage Securities Trust
13,188,800 Series 2020-2PAC-D
(a)
................................................. 3.75% 12/15/2038 11,559,983
NXPT Commercial Mortgage Trust
2,890,000 Series 2024-STOR-B
(a)(b)
............................................... 4.80% 11/5/2041 2,836,719
NYC Commercial Mortgage Trust
6,770,000 Series 2025-3BP-A (1 mo. Term SOFR + 1.21%, 1.21% Floor)
(a)
.................... 4.84% 2/15/2042 6,774,686
20,180,000 Series 2026-1PARK-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................. 4.88% 2/15/2043 20,193,454
17,430,000 Series 2026-7W34-A
(a)(b)
............................................... 5.21% 2/5/2041 17,299,651
21,510,000 Series 2026-9W57-B
(a)(b)
............................................... 5.35% 6/6/2040 21,441,897
NYT Mortgage Trust
16,882,000 Series 2019-NYT-D (1 mo. Term SOFR + 2.30%, 2.00% Floor)
(a)
................... 5.92% 12/15/2035 15,525,109
PENN Commercial Mortgage Trust
3,250,000 Series 2025-P11-B
(a)(b)
................................................. 6.12% 8/10/2042 3,321,100
PFP III Ltd.
8,480,000 Series 2026-13-A (1 mo. Term SOFR + 1.50%, 1.50% Floor)
(a)
..................... 5.14% 8/18/2043 8,496,994
PLYM Commercial Mortgage Trust
14,250,000 Series 2026-IND-A (1 mo. Term SOFR + 1.25%, 1.25% Floor)
(a)
.................... 4.88% 3/15/2043 14,277,237
SFO Commercial Mortgage Trust
18,041,000 Series 2021-555-A (1 mo. Term SOFR + 1.51%, 1.15% Floor)
(a)
.................... 5.14% 5/15/2038 18,044,475
2,240,000 Series 2021-555-B (1 mo. Term SOFR + 1.86%, 1.50% Floor)
(a)
.................... 5.49% 5/15/2038 2,240,233
SHOPS Trust
22,370,000 Series 2026-CSTL-A
(a)(b)
................................................ 4.97% 5/5/2039 22,228,633
SLG Office Trust
37,079,000 Series 2021-OVA-F
(a)
.................................................. 2.85% 7/15/2041 30,841,378
2,423,000 Series 2026-PAT-E
(a)(b)
................................................. 6.92% 2/15/2039 2,408,417
SMR Mortgage Trust
4,060,800 Series 2022-IND-G (1 mo. Term SOFR + 7.50%, 7.50% Floor)
(a)
.................... 11.13% 2/15/2039 3,977,903
SPGN Mortgage Trust
17,830,000 Series 2026-TFLM-A (1 mo. Term SOFR + 1.30%, 1.30% Floor)
(a)
................... 4.93% 2/15/2041 17,860,981
SREIT Trust
16,175,000 Series 2021-MFP2-A (1 mo. Term SOFR + 0.94%, 0.82% Floor)
(a)
.................. 4.56% 11/15/2036 16,171,607
3,610,000 Series 2021-MFP2-C (1 mo. Term SOFR + 1.49%, 1.37% Floor)
(a)
.................. 5.11% 11/15/2036 3,609,395
TCO Commercial Mortgage Trust
2,490,000 Series 2024-DPM-C (1 mo. Term SOFR + 1.99%, 1.99% Floor)
(a)
................... 5.62% 12/15/2039 2,496,883
TPG Real Estate Finance Issuer Ltd.
26,180,000 Series 2025-FL6-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)
(a)
.................... 5.17% 9/18/2042 26,275,688
UBS Commercial Mortgage Trust
8,000,000 Series 2017-C1-C .................................................... 4.44% 6/15/2050 7,618,966
67,673,433 Series 2017-C1-XA
(b)(d)
................................................. 1.61% 6/15/2050 379,560
1,124,000 Series 2017-C2-C
(b)
................................................... 4.30% 8/15/2050 1,078,539
6,857,000 Series 2017-C3-B
(b)
................................................... 4.09% 8/15/2050 6,562,268
9,432,793 Series 2017-C3-XA
(b)(d)
................................................. 1.21% 8/15/2050 64,417
3,561,000 Series 2017-C4-B
(b)
................................................... 4.24% 10/15/2050 3,433,722
544,000 Series 2017-C7-A4 ................................................... 3.68% 12/15/2050 535,661
1,020,000 Series 2018-C11-B
(b)
.................................................. 4.71% 6/15/2051 970,017
2,854,000 Series 2018-C13-B
(b)
.................................................. 4.79% 10/15/2051 2,703,234
37,231,634 Series 2018-C9-XA
(b)(d)
................................................. 1.07% 3/15/2051 453,809
8,350,000 Series 2019-C17-AS .................................................. 3.20% 10/15/2052 7,800,684
12,767,000 Series 2019-C17-XD
(a)(b)(d)
.............................................. 1.89% 10/15/2052 642,516
14,858,000 Series 2019-C18-AS
(b)
................................................. 3.38% 12/15/2052 13,736,959
9,705,000 Series 2019-C18-B
(b)
.................................................. 3.68% 12/15/2052 8,429,457
11,574,000 Series 2019-C18-XD
(a)(b)(d)
.............................................. 1.53% 12/15/2052 495,691
VEGAS Trust
18,399,000 Series 2024-TI-A
(a)
................................................... 5.52% 11/10/2039 18,384,400

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
VMC Finance LLC
10,790,000 Series 2026-FL6-A (1 mo. Term SOFR + 1.60%, 1.60% Floor)
(a)
.................... 5.24% 11/19/2043 10,806,822
Wells Fargo Commercial Mortgage Trust
1,904,382 Series 2015-C27-C ................................................... 3.89% 2/15/2048 1,687,861
50,253 Series 2015-C31-C
(b)
.................................................. 4.92% 11/15/2048 49,644
180,880 Series 2015-LC22-C
(b)
................................................. 4.87% 9/15/2058 172,511
6,338,000 Series 2015-NXS2-C
(b)
................................................. 3.98% 7/15/2058 5,895,018
5,890,000 Series 2016-LC24-C
(b)
................................................. 4.54% 10/15/2049 5,556,786
20,167,055 Series 2016-NXS6-XA
(b)(d)
.............................................. 1.52% 11/15/2049 940
168,708,558 Series 2017-C39-XA
(b)(d)
................................................ 1.20% 9/15/2050 1,049,064
40,018,964 Series 2017-C42-XA
(b)(d)
................................................ 0.96% 12/15/2050 384,810
1,758,000 Series 2017-RC1-C ................................................... 4.59% 1/15/2060 1,694,618
129,524,387 Series 2018-C43-XA
(b)(d)
................................................ 0.72% 3/15/2051 1,139,815
4,335,668 Series 2019-C49-XD
(a)(b)(d)
.............................................. 2.30% 3/15/2052 210,162
57,302,082 Series 2019-C50-XA
(b)(d)
................................................ 1.57% 5/15/2052 1,722,036
3,193,000 Series 2019-C51-B
(b)
.................................................. 3.84% 6/15/2052 2,792,217
41,798,202 Series 2019-C51-XA
(b)(d)
................................................ 1.41% 6/15/2052 1,271,012
24,972,000 Series 2019-C52-AS .................................................. 3.14% 8/15/2052 23,214,421
62,608,049 Series 2019-C52-XA
(b)(d)
................................................ 1.69% 8/15/2052 2,448,375
5,000,000 Series 2019-C53-C
(b)
.................................................. 3.58% 10/15/2052 4,438,525
8,777,333 Series 2019-C53-XD
(a)(b)(d)
.............................................. 1.61% 10/15/2052 369,383
125,817,817 Series 2019-C54-XA
(b)(d)
................................................ 0.96% 12/15/2052 2,971,842
6,363,333 Series 2019-C54-XD
(a)(b)(d)
.............................................. 1.51% 12/15/2052 262,301
28,088,000 Series 2020-C55-AS .................................................. 2.94% 2/15/2053 25,849,723
52,886,315 Series 2020-C55-XB
(b)(d)
................................................ 0.92% 2/15/2053 1,651,523
130,517,216 Series 2020-C56-XA
(b)(d)
................................................ 1.38% 6/15/2053 4,853,609
155,542,521 Series 2021-C61-XA
(b)(d)
................................................ 1.46% 11/15/2054 7,046,030
9,132,000 Series 2021-C61-XD
(a)(b)(d)
.............................................. 1.52% 11/15/2054 576,708
6,516,000 Series 2024-5C1-A3 .................................................. 5.93% 7/15/2057 6,683,899
117,675,288 Series 2024-5C1-XA
(b)(d)
................................................ 1.25% 7/15/2057 3,019,760
635,000 Series 2024-5C2-AS
(b)
................................................. 6.35% 11/15/2057 652,404
1,250,000 Series 2025-5C3-AS
(b)
................................................. 6.39% 1/15/2058 1,291,922
3,930,000 Series 2025-5C4-A3 .................................................. 5.67% 5/15/2058 4,022,742
69,242,804 Series 2025-5C4-XA
(b)(d)
................................................ 1.34% 5/15/2058 2,616,907
12,450,000 Series 2025-5C5-AS .................................................. 5.92% 7/15/2058 12,736,554
4,386,000 Series 2025-5C6-AS
(b)
................................................. 5.58% 10/15/2058 4,428,289
56,830,074 Series 2025-5C6-XA
(b)(d)
................................................ 1.58% 10/15/2058 2,812,356
32,707,000 Series 2025-5C7-A3 .................................................. 5.20% 12/15/2058 32,993,140
9,203,000 Series 2025-5C7-AS .................................................. 5.50% 12/15/2058 9,269,599
4,708,000 Series 2025-5C7-B
(b)
.................................................. 5.86% 12/15/2058 4,754,954
95,022,852 Series 2025-5C7-XA
(b)(d)
................................................ 1.65% 12/15/2058 5,255,876
15,140,000 Series 2025-AGLN-A (1 mo. Term SOFR + 1.64%, 1.64% Floor)
(a)
.................. 5.27% 7/15/2037 15,171,552
64,241,936 Series 2025-C64-XA
(b)(d)
................................................ 1.24% 2/15/2058 4,371,047
20,418,000 Series 2026-5C8-A3 .................................................. 5.03% 3/15/2059 20,495,143
2,388,000 Series 2026-5C8-C ................................................... 5.55% 3/15/2059 2,333,452
WF-RBS Commercial Mortgage Trust
7,122,122 Series 2014-C21-B
(b)
.................................................. 4.21% 8/15/2047 7,018,475
Willowbrook Mall
14,239,000 Series 2025-WBRK-A
(a)(b)
............................................... 5.87% 3/5/2035 14,547,504
Total Non-Agency Commercial Mortgage Backed Obligations
(Cost $3,190,507,161) 2,542,859,898
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 25.1%
Accredited Mortgage Loan Trust
12,875,000 Series 2006-1-M2 (1 mo. Term SOFR + 0.45%, 0.34% Floor) ...................... 1.44% 4/25/2036 10,650,255
13,085,000 Series 2006-2-M2 (1 mo. Term SOFR + 0.40%, 0.29% Floor) ...................... 4.05% 9/25/2036 11,171,471
ACE Securities Corp.
1,410,382 Series 2007-ASP1-A2C (1 mo. Term SOFR + 0.63%, 0.52% Floor) .................. 4.28% 3/25/2037 571,322
8,906,329 Series 2007-HE1-A2B (1 mo. Term SOFR + 0.35%, 0.24% Floor) ................... 4.00% 1/25/2037 5,389,905
2,075,384 Series 2007-HE1-A2C (1 mo. Term SOFR + 0.45%, 0.34% Floor) ................... 4.10% 1/25/2037 1,255,946
1,945,673 Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor) ................... 4.26% 1/25/2037 1,177,406
66,367,010 Series 2007-WM1-A1A (1 mo. Term SOFR + 0.39%, 0.28% Floor) .................. 4.04% 11/25/2036 18,548,040
3,618,642 Series 2007-WM1-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor) .................. 3.90% 11/25/2036 1,471,357
3,912,033 Series 2007-WM1-A2D (1 mo. Term SOFR + 0.55%, 0.44% Floor) .................. 4.20% 11/25/2036 1,589,372
2,466,460 Series 2007-WM2-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor) .................. 4.32% 2/25/2037 1,011,533

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,162,248 Series 2007-WM2-A2D (1 mo. Term SOFR + 0.85%, 0.74% Floor) .................. 4.50% 2/25/2037 886,717
ACRA Trust
21,588,000 Series 2026-NQM1-A2
(a)(e)
.............................................. 5.77% 6/25/2066 21,638,797
13,918,000 Series 2026-NQM1-A3
(a)(e)
.............................................. 5.93% 6/25/2066 13,950,262
Adjustable Rate Mortgage Trust
2,020,946 Series 2004-4-CB1 (1 mo. Term SOFR + 1.26%, 1.15% Floor, 10.00% Cap) ........... 4.91% 3/25/2035 1,785,659
16,160,728 Series 2005-11-4A1
(b)
................................................. 4.89% 2/25/2036 7,994,313
1,019,203 Series 2005-4-2A1
(b)
.................................................. 5.95% 8/25/2035 990,772
60,684 Series 2005-7-3A1
(b)
.................................................. 4.45% 10/25/2035 58,517
3,111,546 Series 2005-8-3A21
(b)
................................................. 4.67% 11/25/2035 2,126,575
9,803,199 Series 2006-2-5A1
(b)
.................................................. 4.31% 5/25/2036 1,471,125
3,866,219 Series 2007-1-3A1
(b)
.................................................. 4.73% 3/25/2037 3,630,774
754,675 Series 2007-3-1A1
(a)(b)
................................................. 4.87% 11/25/2037 753,729
Aegis Asset Backed Securities Trust
800,034 Series 2004-1-M2 (1 mo. Term SOFR + 2.14%, 2.03% Floor) ...................... 5.79% 4/25/2034 856,639
527,016 Series 2004-2-M2 (1 mo. Term SOFR + 2.06%, 1.95% Floor) ...................... 5.71% 6/25/2034 510,531
2,063,464 Series 2004-6-M2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 15.00% Cap) ............ 4.76% 3/25/2035 1,979,675
7,711,633 Series 2006-1-A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 12.00% Cap) ............ 4.10% 1/25/2037 5,864,823
AlphaFlow Transitional Mortgage Trust
2,492,132 Series 2021-WL1-A1
(a)(e)(g)
.............................................. 3.28% 1/25/2026 1,735,390
American Home Mortgage Assets LLC
2,206,825 Series 2006-2-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor) ..................... 4.14% 9/25/2046 2,179,746
American Home Mortgage Investment Trust
2,332,843 Series 2005-4-3A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 11.00% Cap) ............ 4.36% 11/25/2045 1,647,714
11,109,245 Series 2005-4-5A (6 mo. Term SOFR + 2.18%, 1.75% Floor, 11.00% Cap) ............. 5.89% 11/25/2045 4,276,735
2,146,383 Series 2006-2-3A4
(e)
.................................................. 7.10% 6/25/2036 250,606
7,248,123 Series 2007-A-13A1
(a)(e)
................................................ 6.60% 1/25/2037 915,336
Amortizing Residential Collateral Trust
3,838,156 Series 2002-BC7-M1 (1 mo. Term SOFR + 1.31%, 1.20% Floor) .................... 4.96% 10/25/2032 2,907,678
AMSR Trust
6,500,000 Series 2021-SFR3-E1
(a)
................................................ 2.33% 10/17/2038 6,430,880
11,000,000 Series 2021-SFR3-E2
(a)
................................................ 2.43% 10/17/2038 10,881,946
18,500,000 Series 2021-SFR3-F
(a)
................................................. 3.23% 10/17/2038 18,330,553
Angel Oak Mortgage Trust LLC
9,121,000 Series 2021-7-M1
(a)(b)
.................................................. 3.26% 10/25/2066 6,646,584
1,000,000 Series 2025-10-M1
(a)(e)
................................................. 5.72% 9/25/2070 991,381
10,203,234 Series 2025-12-A3
(a)(e)
................................................. 5.34% 12/25/2070 10,112,768
4,395,000 Series 2025-12-M1
(a)(e)
................................................. 5.77% 12/25/2070 4,374,620
4,300,000 Series 2025-13-M1
(a)(b)
................................................. 5.74% 10/25/2070 4,258,016
1,721,039 Series 2025-7-A2
(a)(e)
.................................................. 5.76% 6/25/2070 1,723,111
3,102,120 Series 2025-7-A3
(a)(e)
.................................................. 5.92% 6/25/2070 3,106,594
5,007,000 Series 2025-7-M1
(a)(b)
.................................................. 6.35% 6/25/2070 5,024,326
853,227 Series 2025-9-A3
(a)(e)
.................................................. 5.60% 8/25/2070 850,022
5,160,647 Series 2026-1-A3
(a)(e)
.................................................. 5.17% 2/25/2071 5,095,256
2,250,000 Series 2026-1-M1
(a)(b)
.................................................. 5.53% 2/25/2071 2,218,807
4,061,000 Series 2026-2-M1
(a)(b)
.................................................. 5.45% 2/25/2071 3,990,402
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
9,652,851 Series 2004-W11-M6 (1 mo. Term SOFR + 1.99%, 1.88% Floor) ................... 5.64% 11/25/2034 8,678,316
92,830,066 Series 2006-M3-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor) ..................... 3.94% 10/25/2036 52,140,550
10,298,114 Series 2006-W5-A1A (1 mo. Term SOFR + 0.41%, 0.30% Floor) .................... 4.06% 6/25/2036 6,843,243
Aspire Mortgage Trust
3,730,562 Series 2026-1-A3
(a)(e)
.................................................. 5.21% 1/25/2066 3,721,799
1,650,000 Series 2026-1-M1
(a)(b)
.................................................. 5.40% 1/25/2066 1,648,498
Asset Backed Funding Certificates
73,563,010 Series 2007-WMC1-A1A (1 mo. Term SOFR + 1.36%, 1.25% Floor) ................. 5.01% 6/25/2037 51,976,033
Asset Backed Securities Corp. Home Equity
976,530 Series 2004-HE3-M2 (1 mo. Term SOFR + 1.79%, 1.68% Floor) .................... 5.44% 6/25/2034 971,914
15,606,648 Series 2006-HE7-A1 (1 mo. Term SOFR + 0.38%, 0.27% Floor) .................... 3.55% 11/25/2036 14,295,891
Banc of America Alternative Loan Trust
371,966 Series 2005-10-4A1 .................................................. 5.75% 11/25/2035 330,480
1,273,652 Series 2005-11-2CB1 ................................................. 6.00% 12/25/2035 1,210,820
955,050 Series 2006-2-1CB1 .................................................. 6.00% 3/25/2036 888,846
1,235,543 Series 2006-2-3CB1 .................................................. 6.50% 3/25/2036 1,134,137
347,572 Series 2006-5-CB14 (1 mo. Term SOFR + 1.21%, 6.00% Floor, 6.00% Cap) ........... 6.00% 6/25/2046 305,536
838,617 Series 2006-6-CB3 ................................................... 6.00% 7/25/2046 726,634

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
7,391,540 Series 2006-7-A4
(e)
................................................... 6.50% 10/25/2036 1,828,514
1,113,922 Series 2006-8-1A1 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)
(d)(h)
....... 2.74% 11/25/2036 117,256
396,995 Series 2006-8-1A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap) ............ 4.21% 11/25/2036 315,910
1,757,345 Series 2006-9-1CB1 .................................................. 6.00% 1/25/2037 1,583,752
308,234 Series 2007-2-2A1 ................................................... 6.00% 6/25/2037 265,420
Banc of America Funding Corp.
1,438,000 Series 2006-2-3A1 ................................................... 6.00% 3/25/2036 1,304,796
43,477 Series 2006-2-4A1 (-3 x 1 mo. Term SOFR + 22.46%, 0.00% Floor, 22.80% Cap)
(h)
...... 11.51% 3/25/2036 44,499
70,047 Series 2006-2-6A2 ................................................... 5.50% 3/25/2036 69,771
227,009 Series 2006-3-1A1 ................................................... 6.00% 3/25/2036 196,842
105,217 Series 2006-3-6A1
(b)
.................................................. 6.37% 3/25/2036 106,531
1,031,470 Series 2006-6-1A7 ................................................... 6.25% 8/25/2036 900,043
367,110 Series 2006-7-T2A5
(e)
................................................. 6.54% 10/25/2036 340,848
1,730,495 Series 2006-7-T2A8
(e)
................................................. 6.41% 10/25/2036 1,606,748
441,189 Series 2006-8T2-A8
(e)
................................................. 6.60% 10/25/2036 394,507
209,825 Series 2006-B-7A1
(b)
.................................................. 4.16% 3/20/2036 185,728
3,513,836 Series 2006-D-6A1
(b)
.................................................. 3.83% 5/20/2036 3,020,676
75,317 Series 2006-H-3A1
(b)
.................................................. 4.05% 9/20/2046 65,570
41,926,513 Series 2006-H-5A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap) ........... 4.11% 10/20/2036 13,181,281
371,052 Series 2007-1-TA10
(e)
................................................. 6.34% 1/25/2037 345,615
510,124 Series 2007-3-TA1B
(b)
................................................. 5.83% 4/25/2037 439,676
1,046,277 Series 2007-5-1A1 ................................................... 5.50% 7/25/2037 869,645
494,043 Series 2009-R14A-3A (-2 x 1 mo. Term SOFR + 16.30%, 5.50% Floor, 16.57% Cap)
(a)(h)
... 7.69% 6/26/2035 445,838
755,784 Series 2009-R15A-4A2
(a)(b)
.............................................. 5.75% 12/26/2036 658,246
454,766 Series 2010-R1-3A (-2 x 1 mo. Term SOFR + 14.10%, 6.00% Floor, 14.28% Cap)
(a)(h)
..... 8.45% 7/26/2036 431,863
4,450,884 Series 2014-R6-3A2
(a)(b)
................................................ 3.97% 10/26/2036 3,995,582
9,558,763 Series 2014-R8-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor)
(a)
.................... 4.00% 6/26/2036 7,847,733
15,666,047 Series 2015-R2-4A2 (1 mo. Term SOFR + 0.28%, 0.17% Floor)
(a)
................... 4.01% 9/29/2036 13,176,411
Banc of America Mortgage Securities, Inc.
681,401 Series 2006-1-A9 .................................................... 6.00% 5/25/2036 578,979
122,194 Series 2007-1-2A5 ................................................... 5.75% 1/25/2037 107,041
2,778,241 Series 2007-3-2A8 ................................................... 7.00% 9/25/2037 2,360,505
BankUnited Trust
4,182,871 Series 2005-1-2A1
(b)
.................................................. 4.65% 9/25/2045 3,854,300
Barclays Mortgage Loan Trust
35,577,305 Series 2026-NQM1-A1
(a)(e)
.............................................. 4.84% 12/25/2065 35,230,607
8,965,103 Series 2026-NQM1-A3
(a)(e)
.............................................. 5.24% 12/25/2065 8,906,516
9,954,324 Series 2026-NQM2-A3
(a)(e)
.............................................. 5.20% 12/25/2065 9,817,187
5,466,500 Series 2026-NQM2-M1
(a)(b)
.............................................. 5.48% 12/25/2065 5,347,127
Bayview Commercial Asset Trust
482,949 Series 2007-3-A2 (1 mo. Term SOFR + 0.55%, 0.00% Floor)
(a)
..................... 4.20% 7/25/2037 461,283
Bayview Financial Acquisition Trust
1,664,632 Series 2006-C-2A4 (1 mo. Term SOFR + 0.53%, 0.00% Floor) ..................... 4.19% 11/28/2036 1,598,557
BCAP LLC Trust
15,879,517 Series 2007-AA2-11A (1 mo. Term SOFR + 0.49%, 0.38% Floor)
(a)
.................. 4.14% 5/25/2047 17,459,020
1,926,226 Series 2007-AA2-2A7 ................................................. 6.00% 4/25/2037 810,641
2,085,354 Series 2007-AA2-2A8 ................................................. 5.75% 4/25/2037 841,085
10,159,968 Series 2008-RR3-A1B
(a)(b)
.............................................. 6.70% 10/25/2036 2,936,465
1,415,165 Series 2009-RR13-18A2
(a)(b)
............................................. 5.75% 7/26/2037 614,258
2,422,793 Series 2009-RR4-4A2
(a)(b)
............................................... 5.75% 2/26/2036 921,635
6,211,027 Series 2010-RR6-7A10
(a)(b)
.............................................. 5.46% 2/26/2037 2,131,678
Bear Stearns Adjustable Rate Mortgage Trust
176,677 Series 2005-12-13A1
(b)
................................................ 4.50% 2/25/2036 158,458
1,386,976 Series 2006-4-4A1
(b)
.................................................. 4.58% 10/25/2046 1,288,179
2,105,323 Series 2007-1-2A1
(b)
.................................................. 5.30% 2/25/2047 1,823,066
479,241 Series 2007-1-3A1
(b)
.................................................. 4.23% 2/25/2047 469,326
7,233,725 Series 2007-2-2A1 (12 mo. Term SOFR + 2.59%, 1.88% Floor, 11.15% Cap) ........... 6.27% 12/25/2046 6,107,220
Bear Stearns Alt-A Trust
109,123 Series 2004-11-2A3
(b)
................................................. 5.18% 11/25/2034 110,862
8,423,281 Series 2006-3-21A1
(b)
................................................. 4.16% 5/25/2036 5,895,972
3,249,641 Series 2006-5-1A1 (1 mo. Term SOFR + 0.45%, 0.34% Floor, 11.50% Cap) ............ 4.10% 8/25/2036 2,952,105
5,527,822 Series 2006-6-2A1
(b)
.................................................. 4.11% 11/25/2036 2,312,024
2,697,580 Series 2006-8-2A1
(b)
.................................................. 4.42% 8/25/2046 1,805,041
4,179,927 Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.50% Cap) ............ 4.08% 1/25/2047 3,952,801
Bear Stearns Asset Backed Securities Trust
1,981,184 Series 2004-AC4-A2
(e)
................................................. 5.50% 8/25/2034 1,945,980

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
4,443,435 Series 2005-AC2-1A
(e)
................................................. 5.75% 4/25/2035 3,798,835
1,376,586 Series 2005-AC2-2A1
(e)
................................................ 5.75% 4/25/2035 1,330,314
16,694,379 Series 2005-AC6-22A
(b)
................................................ 5.07% 9/25/2035 13,596,513
4,374,441 Series 2005-AC7-A4
(e)
................................................. 6.00% 10/25/2035 2,529,519
5,617,211 Series 2006-AC1-1A1
(e)
................................................ 6.25% 2/25/2036 2,481,847
363,554 Series 2006-AC5-A1
(e)
................................................. 6.75% 12/25/2036 421,583
12,634,447 Series 2006-HE10-1M2 (1 mo. Term SOFR + 0.64%, 0.53% Floor) .................. 4.29% 12/25/2036 12,546,145
1,568,194 Series 2006-HE10-23A (1 mo. Term SOFR + 0.39%, 0.28% Floor) .................. 4.04% 12/25/2036 1,867,564
5,894,709 Series 2007-HE3-2A (1 mo. Term SOFR + 0.39%, 0.28% Floor) .................... 4.04% 4/25/2037 5,754,926
3,882,071 Series 2007-HE3-3A (1 mo. Term SOFR + 0.55%, 0.44% Floor) .................... 4.20% 4/25/2037 4,057,551
16,263,889 Series 2007-HE4-2A (1 mo. Term SOFR + 0.55%, 0.44% Floor) .................... 4.20% 5/25/2037 15,116,966
10,021,826 Series 2007-HE6-2A (1 mo. Term SOFR + 1.16%, 1.05% Floor) .................... 4.81% 8/25/2037 9,100,051
858,061 Series 2007-SD1-1A2A ................................................ 6.00% 10/25/2036 241,194
1,328,304 Series 2007-SD1-1A3A ................................................ 6.50% 10/25/2036 415,633
1,170,524 Series 2007-SD1-23A1
(b)
............................................... 5.28% 10/25/2036 532,836
Bear Stearns Mortgage Funding Trust
5,105,091 Series 2006-AR3-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap) ......... 4.16% 11/25/2036 4,812,111
2,102,739 Series 2006-AR4-A2 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 10.50% Cap) .......... 4.12% 12/25/2037 2,078,125
4,716,250 Series 2007-AR3-22A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.50% Cap) ........ 4.08% 4/25/2037 4,738,085
BNC Mortgage Loan Trust
1,588,345 Series 2006-2-A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor) ...................... 4.08% 11/25/2036 1,561,972
2,894,960 Series 2007-1-A4 (1 mo. Term SOFR + 0.27%, 0.16% Floor) ...................... 3.92% 3/25/2037 2,826,908
4,399,853 Series 2007-4-A4 (1 mo. Term SOFR + 1.61%, 1.50% Floor) ...................... 5.26% 11/25/2037 3,827,050
BNP Paribas Mortgage Securities LLC
23,502,859 Series 2009-1 B1 .................................................... 6.00% 8/27/2037 9,802,134
BRAVO Residential Funding Trust
3,041,000 Series 2024-NQM2-B1
(a)
............................................... 7.91% 2/25/2064 3,074,793
8,000,000 Series 2024-NQM7-M1
(a)(b)
.............................................. 6.38% 10/27/2064 8,051,780
10,308,000 Series 2025-NQM10-M1
(a)(b)
............................................. 5.76% 9/25/2065 10,248,198
1,850,000 Series 2025-NQM7-M1
(a)(b)
.............................................. 6.23% 7/25/2065 1,852,643
1,500,000 Series 2025-NQM8-M1
(a)(b)
.............................................. 5.82% 6/25/2065 1,489,148
2,599,681 Series 2025-NQM9-A2
(a)(e)
.............................................. 5.25% 9/25/2065 2,586,735
8,723,269 Series 2026-NQM2-A3
(a)(e)
.............................................. 5.03% 11/25/2065 8,601,342
5,500,000 Series 2026-NQM2-M1
(a)(b)
.............................................. 5.45% 11/25/2065 5,390,037
7,973,503 Series 2026-NQM3-A3
(a)(e)
.............................................. 5.34% 11/25/2065 7,904,345
9,573,000 Series 2026-NQM3-M1
(a)(b)
.............................................. 5.63% 11/25/2065 9,418,722
6,330,727 Series 2026-NQM5-A2
(a)(e)
.............................................. 5.66% 6/25/2066 6,349,611
6,854,000 Series 2026-NQM5-M1
(a)(b)
.............................................. 5.96% 6/25/2066 6,889,497
11,400,000 Series 2026-NQM6-A2
(a)(e)
.............................................. 5.68% 5/25/2066 11,428,375
6,400,000 Series 2026-NQM6-M1
(a)(b)
.............................................. 5.96% 5/25/2066 6,415,891
Carrington Mortgage Loan Trust
3,398,436 Series 2006-FRE2-A2 (1 mo. Term SOFR + 0.23%, 0.12% Floor, 12.50% Cap) ......... 3.88% 10/25/2036 2,896,668
16,386,833 Series 2006-FRE2-A3 (1 mo. Term SOFR + 0.27%, 0.16% Floor, 12.50% Cap) ......... 3.92% 10/25/2036 13,967,284
5,043,743 Series 2006-FRE2-A4 (1 mo. Term SOFR + 0.36%, 0.25% Floor, 12.50% Cap) ......... 4.01% 10/25/2036 4,298,961
6,023,266 Series 2006-NC3-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 12.50% Cap) .......... 4.06% 8/25/2036 5,884,896
16,369,373 Series 2006-NC4-A3 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 12.50% Cap) .......... 4.08% 10/25/2036 16,117,439
18,312,661 Series 2006-NC5-A3 (1 mo. Term SOFR + 0.26%, 0.15% Floor, 14.50% Cap) .......... 3.91% 1/25/2037 16,764,287
6,387,760 Series 2007-RFC1-A3 (1 mo. Term SOFR + 0.39%, 0.28% Floor, 14.50% Cap) ......... 4.04% 12/25/2036 6,289,113
Cascade MH Asset Trust
11,852,160 Series 2019-MH1-A
(a)(b)
................................................ 4.00% 11/25/2044 11,390,702
Centex Home Equity
2,746,410 Series 2004-A-AF5
(e)
.................................................. 5.43% 1/25/2034 2,741,944
Chase Mortgage Finance Corp.
1,968,212 Series 2005-A1-2A4
(b)
................................................. 4.65% 12/25/2035 1,829,042
7,054,913 Series 2006-S1-A5 ................................................... 6.50% 5/25/2036 2,872,756
6,456,165 Series 2006-S2-1A9 .................................................. 6.25% 10/25/2036 2,304,360
4,603,333 Series 2006-S3-1A2 .................................................. 6.00% 11/25/2036 1,800,999
13,205,696 Series 2006-S4-A8 ................................................... 6.00% 12/25/2036 5,057,846
3,922,569 Series 2007-S1-A7 ................................................... 6.00% 2/25/2037 1,408,406
2,237,749 Series 2007-S3-1A5 .................................................. 6.00% 5/25/2037 943,464
1,031,079 Series 2007-S3-2A1 .................................................. 5.50% 5/25/2037 10
2,192,898 Series 2007-S5-1A18 ................................................. 6.00% 7/25/2037 905,374
Chaseflex Trust
723,337 Series 2005-1-3A1 ................................................... 6.00% 2/25/2035 593,491
83,067 Series 2006-1-A5
(b)
................................................... 6.16% 6/25/2036 74,355
1,733,473 Series 2006-2-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor, 11.50% Cap) ............ 3.96% 9/25/2036 1,490,649

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,103,529 Series 2007-1-1A1 ................................................... 6.50% 2/25/2037 1,002,897
4,024,700 Series 2007-M1-2F4
(e)
................................................. 4.20% 8/25/2037 3,427,981
4,186,046 Series 2007-M1-2F5
(e)
................................................. 4.20% 8/25/2037 3,565,065
Citigroup Mortgage Loan Trust, Inc.
297,292 Series 2005-9-21A1 .................................................. 5.50% 11/25/2035 279,103
601,064 Series 2006-4-2A1A .................................................. 6.00% 12/25/2035 598,498
3,639,613 Series 2006-AR3-1A1A
(b)
............................................... 5.25% 6/25/2036 3,450,123
1,921,714 Series 2006-FX1-A6
(e)
................................................. 7.35% 10/25/2036 1,113,635
7,805,124 Series 2006-WF1-A2D
(e)
............................................... 6.42% 3/25/2036 3,495,247
8,161,015 Series 2006-WF2-A2D
(e)
............................................... 6.66% 5/25/2036 2,816,205
1,139,049 Series 2007-10-1A1A
(b)
................................................ 5.11% 4/25/2037 1,078,864
502,438 Series 2007-12-2A1
(a)(b)
................................................ 6.50% 10/25/2036 232,607
13,554,310 Series 2007-9-1A1
(a)
.................................................. 5.75% 4/25/2047 6,915,450
536,301 Series 2007-9-2A2
(a)(b)
................................................. 6.50% 5/25/2037 476,536
29,477,558 Series 2007-AMC2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor)
(a)
................. 4.04% 1/25/2037 27,253,470
1,248,708 Series 2007-AMC3-A2D (1 mo. Term SOFR + 0.46%, 0.35% Floor) ................. 4.11% 3/25/2037 1,096,760
1,497,373 Series 2007-AR8-1A1A
(b)
............................................... 3.60% 8/25/2047 1,374,072
3,131,644 Series 2007-OPX1-A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor) ................... 4.16% 1/25/2037 1,327,564
3,082,564 Series 2007-OPX1-A3A
(e)
............................................... 7.47% 1/25/2037 1,292,663
6,795,081 Series 2007-OPX1-A5A
(e)
............................................... 7.26% 1/25/2037 2,850,635
2,246,957 Series 2010-7-9A4
(a)(b)
................................................. 6.00% 10/25/2037 1,995,946
9,495,614 Series 2010-8-7A4
(a)(b)
................................................. 6.00% 6/25/2037 8,806,522
1,924,702 Series 2014-8-3A2
(a)(b)
................................................. 6.00% 3/25/2037 1,804,927
87,011,076 Series 2019-A-PT1
(a)
.................................................. 3.92% 10/25/2058 71,856,879
133,210,728 Series 2019-D-PT1
(a)(b)
................................................. 3.56% 4/25/2064 110,522,676
153,068,129 Series 2020-RP1-A1
(a)(b)
................................................ 1.50% 8/25/2064 136,287,423
26,293,400 Series 2020-RP1-M1
(a)(b)
............................................... 2.00% 8/25/2064 20,303,303
22,116,950 Series 2020-RP1-M2
(a)(b)
............................................... 2.50% 8/25/2064 16,944,556
18,676,200 Series 2020-RP1-M3
(a)(b)
............................................... 2.75% 8/25/2064 13,868,220
48,646,576 Series 2020-RP1-PT5
(a)(b)
............................................... 6.32% 8/25/2064 39,928,088
200,253,027 Series 2021-RP2-A1
(a)(b)
................................................ 1.75% 3/25/2065 179,763,297
34,186,100 Series 2021-RP2-M1
(a)(b)
............................................... 3.25% 3/25/2065 29,153,284
28,635,750 Series 2021-RP2-M2
(a)(b)
............................................... 3.40% 3/25/2065 23,543,357
26,589,300 Series 2021-RP2-M3
(a)(b)
............................................... 3.40% 3/25/2065 20,822,171
77,992,461 Series 2021-RP2-PT1
(a)(b)
............................................... 5.37% 3/25/2065 66,210,842
Citimortgage Alternative Loan Trust
1,086,966 Series 2006-A1-1A5 .................................................. 5.50% 4/25/2036 1,004,320
1,292,655 Series 2006-A2-A2 ................................................... 6.00% 5/25/2036 1,230,403
1,203,934 Series 2006-A3-1A13 ................................................. 6.00% 7/25/2036 1,078,103
1,042,708 Series 2006-A4-1A8 .................................................. 6.00% 9/25/2036 946,577
1,143,397 Series 2006-A5-3A3 .................................................. 6.00% 10/25/2036 969,035
3,334,687 Series 2006-A6-1A2 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap) ........... 6.00% 11/25/2036 3,087,023
1,609,993 Series 2007-A1-1A5 .................................................. 6.00% 1/25/2037 1,426,253
784,978 Series 2007-A1-1A7 .................................................. 6.00% 1/25/2037 695,393
2,128,582 Series 2007-A1-1A8 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) ........... 4.36% 1/25/2037 1,796,305
2,008,554 Series 2007-A1-1A9 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)
(d)(h)
...... 1.64% 1/25/2037 137,632
1,644,615 Series 2007-A3-1A1
(i)
................................................. 6.00% 3/25/2037 1,468,439
3,784,787 Series 2007-A3-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)
(d)(h)
...... 1.64% 3/25/2037 257,739
1,483,177 Series 2007-A3-1A4 .................................................. 5.75% 3/25/2037 1,311,995
2,679,912 Series 2007-A4-1A3 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap) ........... 4.09% 4/25/2037 2,276,734
2,679,912 Series 2007-A4-1A4 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)
(d)(h)
...... 2.91% 4/25/2037 322,011
2,838,352 Series 2007-A4-1A5 .................................................. 5.75% 4/25/2037 2,596,945
365,779 Series 2007-A5-1A11 ................................................. 6.00% 5/25/2037 340,303
4,822,531 Series 2007-A5-1A8 .................................................. 6.00% 5/25/2037 4,486,667
158,586 Series 2007-A8-A1 ................................................... 6.00% 10/25/2037 148,587
CitiMortgage, Inc.
1,289,346 Series 2005-1-1A4 ................................................... 5.50% 2/25/2035 1,258,894
Colony American Finance Ltd.
9,000,000 Series 2020-3-D
(a)(b)
................................................... 2.95% 8/15/2053 7,848,806
COLT Funding LLC
14,812,000 Series 2021-5-M1
(a)(b)
.................................................. 3.26% 11/26/2066 11,740,430
4,294,000 Series 2021-HX1-B1
(a)(b)
................................................ 3.11% 10/25/2066 3,311,392
4,130,000 Series 2021-HX1-B2
(a)(b)
................................................ 3.86% 10/25/2066 3,276,225
6,000,000 Series 2021-HX1-M1
(a)(b)
............................................... 2.36% 10/25/2066 4,604,370
5,552,000 Series 2024-6-M1
(a)(b)
.................................................. 6.00% 11/25/2069 5,560,498
10,168,000 Series 2024-7-M1
(a)(b)
.................................................. 6.45% 12/26/2069 10,212,703
1,351,043 Series 2025-1-A3
(a)(e)
.................................................. 6.08% 1/25/2070 1,357,739
1,000,000 Series 2025-4-M1
(a)(b)
.................................................. 6.87% 4/25/2070 1,010,691

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
4,076,573 Series 2025-6-A3
(a)(e)
.................................................. 5.89% 8/25/2070 4,080,857
3,000,000 Series 2025-6-M1
(a)(b)
.................................................. 6.27% 8/25/2070 3,003,631
1,850,000 Series 2025-7-M1
(a)(b)
.................................................. 6.03% 6/25/2070 1,845,749
4,922,547 Series 2026-2-A3
(a)(e)
.................................................. 5.19% 3/25/2071 4,908,439
4,000,000 Series 2026-2-M1
(a)(b)
.................................................. 5.42% 3/25/2071 4,008,304
Countrywide Alternative Loan Trust
20,185,881 Series 2004-36CB-1A1 ................................................ 6.00% 2/25/2035 13,922,543
3,814,354 Series 2005-13CB-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap) .......... 4.26% 5/25/2035 3,075,927
1,742,245 Series 2005-13CB-A3 ................................................. 5.50% 5/25/2035 1,484,836
1,905,456 Series 2005-20CB-2A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap) ......... 4.26% 7/25/2035 1,073,148
3,890,307 Series 2005-20CB-2A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)
(d)(h)
.... 1.24% 7/25/2035 224,416
1,106,216 Series 2005-26CB-A11 (-2 x 1 mo. Term SOFR + 12.84%, 0.00% Floor, 13.05% Cap)
(h)
... 6.23% 7/25/2035 737,583
1,471,069 Series 2005-28CB-1A2 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap) ......... 4.51% 8/25/2035 1,179,879
899,625 Series 2005-28CB-3A6 ................................................ 6.00% 8/25/2035 323,952
4,643,430 Series 2005-32T1-A9 ................................................. 5.50% 8/25/2035 2,390,863
1,675,649 Series 2005-46CB-A14 ................................................ 5.50% 10/25/2035 1,139,160
848,915 Series 2005-46CB-A20 ................................................ 5.50% 10/25/2035 577,120
3,352,624 Series 2005-48T1-A2 ................................................. 5.50% 11/25/2035 1,780,202
1,161,669 Series 2005-54CB-3A4 ................................................ 5.50% 11/25/2035 590,369
25,417,356 Series 2005-55CB-1A1 ................................................ 5.50% 11/25/2035 16,111,472
9,523,028 Series 2005-57CB-1A1 ................................................ 5.50% 12/25/2035 6,693,301
290,836 Series 2005-60T1-A7 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)
(h)
..... 8.34% 12/25/2035 155,721
233,982 Series 2005-64CB-1A14 ............................................... 5.50% 12/25/2035 206,238
3,395,953 Series 2005-64CB-1A4 ................................................ 5.50% 12/25/2035 2,993,292
735,815 Series 2005-73CB-1A5 (1 mo. Term SOFR + 0.91%, 0.80% Floor, 5.50% Cap) ......... 4.56% 1/25/2036 691,105
1,851,159 Series 2005-73CB-1A6 (-1 x 1 mo. Term SOFR + 4.59%, 0.00% Floor, 4.70% Cap)
(d)(h)
.... 0.94% 1/25/2036 52,150
27,133,062 Series 2005-77T1-1A1 ................................................ 6.00% 2/25/2036 11,969,425
390,819 Series 2005-79CB-A5 ................................................. 5.50% 1/25/2036 209,186
16,625,476 Series 2005-80CB-4A1 ................................................ 6.00% 2/25/2036 6,988,299
18,334,259 Series 2005-85CB-1A1 ................................................ 6.00% 2/25/2036 6,521,287
953,089 Series 2005-85CB-2A6 (-4 x 1 mo. Term SOFR + 21.21%, 0.00% Floor, 21.63% Cap)
(h)
... 7.84% 2/25/2036 737,437
759,431 Series 2005-86CB-A5 ................................................. 5.50% 2/25/2036 411,511
980,284 Series 2005-J10-1A11 ................................................. 5.50% 10/25/2035 613,849
223,090 Series 2005-J10-1A13 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap) .......... 4.46% 10/25/2035 126,437
104,505 Series 2005-J10-1A15 ................................................. 5.50% 10/25/2035 65,441
336,687 Series 2005-J11-1A3 .................................................. 5.50% 11/25/2035 173,981
303,644 Series 2005-J13-2A5 (1 mo. Term SOFR + 0.59%, 0.48% Floor, 5.50% Cap) ........... 4.24% 11/25/2035 181,045
607,288 Series 2005-J13-2A6 (-1 x 1 mo. Term SOFR + 4.91%, 0.00% Floor, 5.02% Cap)
(d)(h)
..... 1.26% 11/25/2035 34,185
2,588,059 Series 2005-J1-5A3 .................................................. 5.50% 2/25/2035 2,515,249
11,360 Series 2005-J1-7A1
(g)
................................................. 5.50% 1/25/2020 9,302
344,433 Series 2005-J2-1A5 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 5.50% Cap) ............ 4.26% 4/25/2035 276,685
1,059,794 Series 2005-J2-1A6 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)
(d)(h)
...... 1.24% 4/25/2035 48,586
2,361,861 Series 2005-J3-2A8 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 5.50% Cap) ............ 4.06% 5/25/2035 1,777,697
2,361,861 Series 2005-J3-2A9 (-1 x 1 mo. Term SOFR + 5.09%, 0.00% Floor, 5.20% Cap)
(d)(h)
...... 1.44% 5/25/2035 129,131
2,426,427 Series 2006-12CB-A3 (1 mo. Term SOFR + 5.75%, 5.75% Floor) ................... 5.75% 5/25/2036 1,104,388
2,990,508 Series 2006-12CB-A8 ................................................. 6.00% 5/25/2036 1,414,946
26,974,007 Series 2006-15CB-A1 ................................................. 6.50% 6/25/2036 12,873,752
2,458,041 Series 2006-16CB-A7 ................................................. 6.00% 6/25/2036 1,269,176
652,490 Series 2006-18CB-A12 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) ......... 4.36% 7/25/2036 245,744
652,490 Series 2006-18CB-A13 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)
(d)(h)
.... 1.74% 7/25/2036 66,287
3,114,323 Series 2006-19CB-A12 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.00% Cap) ......... 4.16% 8/25/2036 1,279,015
4,223,210 Series 2006-19CB-A13 (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)
(d)(h)
.... 1.84% 8/25/2036 450,872
650,046 Series 2006-19CB-A15 ................................................ 6.00% 8/25/2036 345,281
4,079,681 Series 2006-23CB-2A3 ................................................ 6.50% 8/25/2036 1,137,477
1,159,577 Series 2006-24CB-A11 ................................................ 5.75% 8/25/2036 555,973
3,393,941 Series 2006-24CB-A14 (-1 x 1 mo. Term SOFR + 7.04%, 0.00% Floor, 7.15% Cap)
(d)(h)
.... 3.39% 8/25/2036 634,619
2,721,499 Series 2006-24CB-A22 ................................................ 6.00% 8/25/2036 1,349,007
2,920,986 Series 2006-24CB-A5 (1 mo. Term SOFR + 0.71%, 0.06% Floor, 6.00% Cap) .......... 4.36% 8/25/2036 1,163,585
1,358,781 Series 2006-26CB-A17 ................................................ 6.25% 9/25/2036 588,741
1,744,111 Series 2006-26CB-A9 ................................................. 6.50% 9/25/2036 784,334
2,381,720 Series 2006-29T1-1A2 ................................................ 6.25% 10/25/2036 1,288,060
355,356 Series 2006-29T1-2A12 (-7 x 1 mo. Term SOFR + 45.41%, 0.00% Floor, 46.15% Cap)
(h)
... 21.69% 10/25/2036 469,059
217,663 Series 2006-29T1-2A23 (-4 x 1 mo. Term SOFR + 32.87%, 0.00% Floor, 33.37% Cap)
(h)
... 17.06% 10/25/2036 242,124
1,843,726 Series 2006-2CB-A9 .................................................. 6.00% 3/25/2036 773,722
2,161,899 Series 2006-30T1-1A2 ................................................ 6.25% 11/25/2036 1,552,449
1,869,597 Series 2006-32CB-A1 (1 mo. Term SOFR + 0.78%, 0.67% Floor, 6.00% Cap) .......... 4.43% 11/25/2036 809,832
3,118,488 Series 2006-32CB-A2 (-1 x 1 mo. Term SOFR + 5.22%, 0.00% Floor, 5.33% Cap)
(d)(h)
..... 1.57% 11/25/2036 275,446
7,265,401 Series 2006-36T2-2A1 ................................................ 6.25% 12/25/2036 2,777,963
586,447 Series 2006-36T2-2A4 ................................................ 6.25% 12/25/2036 224,231

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
635,215 Series 2006-39CB-1A10 ............................................... 6.00% 1/25/2037 516,872
12,629,252 Series 2006-39CB-2A2 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)
(d)(h)
.... 2.79% 1/25/2037 615,142
4,300,856 Series 2006-39CB-2A4 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap) ......... 4.21% 1/25/2037 431,170
1,039,535 Series 2006-40T1-1A11 ................................................ 6.00% 1/25/2037 616,817
1,769,409 Series 2006-40T1-1A4 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)
(d)(h)
.... 1.69% 1/25/2037 173,329
2,593,098 Series 2006-41CB-1A10 ............................................... 6.00% 1/25/2037 1,249,348
6,341,864 Series 2006-41CB-1A15 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)
(d)(h)
... 1.64% 1/25/2037 604,205
6,341,864 Series 2006-41CB-1A2 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) ......... 4.36% 1/25/2037 2,328,130
2,730,588 Series 2006-41CB-1A9 ................................................ 6.00% 1/25/2037 1,315,591
3,378,967 Series 2006-42-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) ............ 4.36% 1/25/2047 1,377,560
3,378,967 Series 2006-42-1A2 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)
(d)(h)
...... 1.64% 1/25/2047 326,833
2,250,216 Series 2006-42-1A3 .................................................. 6.00% 1/25/2047 1,166,277
2,517,214 Series 2006-43CB-1A12 ............................................... 5.75% 2/25/2037 1,201,048
8,709,308 Series 2006-43CB-1A6 ................................................ 6.00% 2/25/2037 4,316,491
9,721,427 Series 2006-45T1-1A1 (1 mo. Term SOFR + 0.61%, 6.00% Floor, 6.00% Cap) .......... 6.00% 2/25/2037 3,163,253
3,135,944 Series 2006-45T1-1A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap) .......... 4.36% 2/25/2037 785,803
3,135,944 Series 2006-45T1-1A5 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)
(d)(h)
.... 1.64% 2/25/2037 215,506
1,996,150 Series 2006-45T1-2A2 ................................................ 6.00% 2/25/2037 1,067,957
4,961,551 Series 2006-4CB-1A1 ................................................. 6.00% 4/25/2036 2,100,600
478,802 Series 2006-6CB-1A4 ................................................. 5.50% 5/25/2036 388,576
3,980,940 Series 2006-7CB-1A14 ................................................ 6.00% 5/25/2036 1,927,614
6,942,041 Series 2006-7CB-1A16 ................................................ 6.00% 5/25/2036 3,361,410
2,127,041 Series 2006-7CB-1A6 ................................................. 6.00% 5/25/2036 1,029,936
2,154,292 Series 2006-7CB-1A9 ................................................. 6.00% 5/25/2036 1,043,131
793,219 Series 2006-9T1-A11 .................................................. 6.00% 5/25/2036 290,437
1,538,168 Series 2006-J1-1A10 .................................................. 5.50% 2/25/2036 1,009,274
3,120,884 Series 2006-J1-1A3 .................................................. 5.50% 2/25/2036 2,047,779
741,714 Series 2006-J4-2A2 .................................................. 6.00% 7/25/2036 403,461
1,035,767 Series 2006-J7-1A1 .................................................. 6.25% 11/25/2036 459,697
22,080,400 Series 2006-OA21-A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor) ................... 3.94% 3/20/2047 19,476,006
1,851,446 Series 2006-OA7-1A2 (12 Month US Treasury Average + 0.94%, 0.94% Floor) ......... 4.68% 6/25/2046 1,846,424
581,405 Series 2007-11T1-A24 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)
(h)
.... 17.32% 5/25/2037 635,726
9,092,299 Series 2007-12T1-A11 ................................................. 6.00% 6/25/2037 4,022,155
7,878,283 Series 2007-15CB-A1 ................................................. 6.00% 7/25/2037 6,633,082
4,700,285 Series 2007-15CB-A2 ................................................. 5.75% 7/25/2037 2,578,907
5,638,640 Series 2007-15CB-A5 ................................................. 5.75% 7/25/2037 3,093,755
7,082,151 Series 2007-16CB-2A1 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap) ......... 4.21% 8/25/2037 2,119,808
2,050,814 Series 2007-16CB-2A2 (-8 x 1 mo. Term SOFR + 53.63%, 0.00% Floor, 54.58% Cap)
(h)
... 23.23% 8/25/2037 2,625,966
2,163,065 Series 2007-16CB-4A7 ................................................ 6.00% 8/25/2037 1,544,099
4,533,555 Series 2007-17CB-1A10 (-5 x 1 mo. Term SOFR + 29.37%, 0.00% Floor, 29.90% Cap)
(h)
.. 12.59% 8/25/2037 3,743,389
656,516 Series 2007-18CB-2A25 ............................................... 6.00% 8/25/2037 373,890
577,322 Series 2007-19-1A10 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)
(h)
..... 16.42% 8/25/2037 553,994
10,347,303 Series 2007-19-1A34 ................................................. 6.00% 8/25/2037 4,965,237
8,485,392 Series 2007-19-1A4 .................................................. 6.00% 8/25/2037 4,071,784
26,890,368 Series 2007-19-2A1 .................................................. 6.50% 8/25/2037 11,253,326
2,588,943 Series 2007-21CB-2A2 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)
(h)
... 13.35% 9/25/2037 1,739,435
17,449,343 Series 2007-22-2A16 ................................................. 6.50% 9/25/2037 6,476,633
6,370,916 Series 2007-23CB-A3 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap) .......... 4.26% 9/25/2037 2,107,385
9,041,651 Series 2007-23CB-A4 (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)
(d)(h)
..... 2.74% 9/25/2037 1,352,952
933,932 Series 2007-24-A2 (-6 x 1 mo. Term SOFR + 41.01%, 0.00% Floor, 41.70% Cap)
(h)
...... 19.12% 10/25/2037 671,060
1,867,469 Series 2007-24-A3 (-1 x 1 mo. Term SOFR + 6.84%, 0.00% Floor, 6.95% Cap)
(d)(h)
....... 3.19% 10/25/2037 263,288
3,063,587 Series 2007-24-A4 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 7.00% Cap) ............ 4.46% 10/25/2037 629,644
4,051,255 Series 2007-24-A6 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 7.00% Cap) ............. 4.76% 10/25/2037 890,820
2,909,750 Series 2007-2CB-1A4 (1 mo. Term SOFR + 1.11%, 5.75% Floor, 100.00% Cap) ......... 5.75% 3/25/2037 1,420,146
3,296,728 Series 2007-5CB-1A18 (-1 x 1 mo. Term SOFR + 5.54%, 0.00% Floor, 5.65% Cap)
(d)(h)
.... 1.89% 4/25/2037 365,637
3,296,728 Series 2007-5CB-1A23 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 6.00% Cap) ......... 4.31% 4/25/2037 1,222,532
13,130,800 Series 2007-5CB-1A31 ................................................ 5.50% 4/25/2037 5,689,025
5,720,619 Series 2007-5CB-2A1 ................................................. 6.00% 4/25/2037 2,474,222
4,400,332 Series 2007-6-A1 .................................................... 5.75% 4/25/2047 2,197,930
4,824,999 Series 2007-6-A4 .................................................... 5.75% 4/25/2047 2,410,047
1,264,632 Series 2007-7T2-A8 .................................................. 6.00% 4/25/2037 498,110
217,854 Series 2007-8CB-A12 (-6 x 1 mo. Term SOFR + 39.51%, 0.00% Floor, 40.20% Cap)
(h)
.... 17.62% 5/25/2037 247,221
232,556 Series 2007-8CB-A8 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)
(h)
..... 17.50% 5/25/2037 262,010
385,653 Series 2007-9T1-1A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap) ........... 4.26% 5/25/2037 138,873
385,653 Series 2007-9T1-1A5 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)
(d)(h)
..... 1.74% 5/25/2037 36,820
1,385,850 Series 2007-9T1-2A1 ................................................. 6.00% 5/25/2037 532,418
23,913 Series 2007-9T1-3A1
(g)
................................................ 5.50% 5/25/2022 12,402
13,906,250 Series 2007-HY2-1A
(b)
................................................. 4.63% 3/25/2047 13,488,446
9,647,406 Series 2007-HY4-4A1
(b)
................................................ 4.17% 6/25/2037 9,621,539

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Countrywide Asset-Backed Certificates
17,544,000 Series 2005-11-MF1
(b)
................................................. 5.35% 2/25/2036 14,956,548
15,046,087 Series 2006-25-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor) ..................... 4.04% 6/25/2047 14,085,957
4,279,474 Series 2006-26-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor) ..................... 4.04% 6/25/2037 4,002,344
20,098,640 Series 2007-4-A5
(e)
................................................... 4.32% 4/25/2047 16,489,041
7,784,127 Series 2007-BC1-1A (1 mo. Term SOFR + 0.39%, 0.28% Floor) .................... 4.04% 5/25/2037 7,408,442
Countrywide Home Loan Mortgage Pass Through Trust
301,475 Series 2003-60-4A1
(b)
................................................. 6.21% 2/25/2034 302,172
390,288 Series 2004-R2-1AF1 (1 mo. Term SOFR + 0.53%, 0.42% Floor, 9.50% Cap)
(a)
......... 4.15% 11/25/2034 375,305
379,749 Series 2004-R2-1AS
(a)(b)(d)
............................................... 2.30% 11/25/2034 17,237
11,221,010 Series 2005-17-2A1 .................................................. 5.50% 9/25/2035 4,513,861
2,021,643 Series 2005-18-A1 ................................................... 5.50% 10/25/2035 938,959
1,690,369 Series 2005-20-A5 ................................................... 5.50% 10/25/2035 965,016
1,236,848 Series 2005-20-A8 ................................................... 5.25% 10/25/2035 701,643
5,464,682 Series 2005-23-A1 ................................................... 5.50% 11/25/2035 2,942,478
1,231,901 Series 2005-24-A8 ................................................... 5.50% 11/25/2035 597,827
1,711,218 Series 2005-26-1A12 ................................................. 5.50% 11/25/2035 984,939
428,027 Series 2005-27-2A1 .................................................. 5.50% 12/25/2035 157,456
701,410 Series 2005-28-A7
(g)
.................................................. 5.25% 1/25/2019 345,078
4,934,458 Series 2005-HYB1-4A1
(b)
............................................... 4.66% 3/25/2035 4,667,160
4,266,887 Series 2005-HYB8-4A1
(b)
............................................... 4.49% 12/20/2035 3,955,929
409,249 Series 2005-J3-2A4 .................................................. 4.50% 9/25/2035 355,339
547,003 Series 2005-J4-A5 ................................................... 5.50% 11/25/2035 449,011
118,821 Series 2005-R1-1AF1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 9.50% Cap)
(a)
......... 4.12% 3/25/2035 115,590
118,176 Series 2005-R1-1AS
(a)(b)(d)
............................................... 2.42% 3/25/2035 4,400
4,174,649 Series 2006-14-A5 ................................................... 6.25% 9/25/2036 1,588,126
3,000,001 Series 2006-16-2A1 .................................................. 6.50% 11/25/2036 721,182
6,189,240 Series 2006-1-A2 .................................................... 6.00% 3/25/2036 2,956,196
1,216,895 Series 2006-20-1A21 ................................................. 6.00% 2/25/2037 516,937
13,199,794 Series 2006-8-1A3 ................................................... 6.00% 5/25/2036 7,478,827
99,861 Series 2006-J3-A4 ................................................... 5.50% 5/25/2036 99,477
3,783,424 Series 2007-10-A7 ................................................... 6.00% 7/25/2037 1,595,123
12,915,851 Series 2007-11-A1 ................................................... 6.00% 8/25/2037 5,271,257
6,162,861 Series 2007-12-A9 ................................................... 5.75% 8/25/2037 2,930,956
2,777,979 Series 2007-13-A1 ................................................... 6.00% 8/25/2037 1,227,708
4,551,872 Series 2007-13-A10 .................................................. 6.00% 8/25/2037 2,011,666
3,070,789 Series 2007-15-1A1 .................................................. 6.25% 9/25/2037 1,766,170
428,919 Series 2007-15-1A16 ................................................. 6.25% 9/25/2037 246,694
1,235,759 Series 2007-15-1A2 .................................................. 6.25% 9/25/2037 710,532
1,508,954 Series 2007-15-1A29 ................................................. 6.25% 9/25/2037 867,847
2,347,758 Series 2007-17-1A2 .................................................. 6.00% 10/25/2037 1,586,188
312,203 Series 2007-18-1A1 .................................................. 6.00% 11/25/2037 125,003
34,103,059 Series 2007-21-1A1 .................................................. 6.25% 2/25/2038 14,237,444
1,284,853 Series 2007-2-A2 .................................................... 6.00% 3/25/2037 504,465
3,497,194 Series 2007-3-A1 .................................................... 6.00% 4/25/2037 1,533,159
1,346,893 Series 2007-3-A12 ................................................... 6.00% 4/25/2037 590,474
3,060,532 Series 2007-4-1A39 .................................................. 6.00% 5/25/2037 1,247,243
1,043,830 Series 2007-5-A2 .................................................... 5.75% 5/25/2037 468,304
4,080,850 Series 2007-7-A1 .................................................... 6.00% 6/25/2037 1,883,310
1,833,988 Series 2007-7-A11 ................................................... 5.50% 6/25/2037 776,770
1,223,299 Series 2007-7-A2 .................................................... 5.75% 6/25/2037 541,335
4,281,760 Series 2007-8-1A4 ................................................... 6.00% 1/25/2038 1,778,709
2,247,052 Series 2007-8-1A5 ................................................... 5.44% 1/25/2038 852,742
3,641,985 Series 2007-8-1A8 ................................................... 6.00% 1/25/2038 1,512,936
5,217,182 Series 2007-8-1A9 (1 mo. Term SOFR + 6.00%, 4.00% Floor, 6.00% Cap) ............ 6.00% 1/25/2038 2,167,311
4,991,001 Series 2007-9-A1 .................................................... 5.75% 7/25/2037 2,244,874
656,855 Series 2007-9-A11 ................................................... 5.75% 7/25/2037 295,443
2,368,517 Series 2007-HY1-1A1
(b)
................................................ 4.37% 4/25/2037 2,262,638
6,855,144 Series 2007-HYB1-2A1
(b)
............................................... 3.90% 3/25/2037 5,853,756
385,529 Series 2007-J3-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap) ............. 4.26% 7/25/2037 113,057
1,927,645 Series 2007-J3-A2 (-1 x 1 mo. Term SOFR + 5.39%, 0.00% Floor, 5.50% Cap)
(d)(h)
....... 1.74% 7/25/2037 142,217
Credit Suisse First Boston Mortgage Securities Corp.
1,546,907 Series 2005-10-5A4 .................................................. 5.50% 11/25/2035 1,070,306
325,669 Series 2005-10-5A5 .................................................. 5.50% 11/25/2035 225,536
3,117,846 Series 2005-11-2A1 .................................................. 6.00% 12/25/2035 1,915,575
4,388,972 Series 2005-12-5A1 .................................................. 5.25% 1/25/2036 3,822,733
9,680,332 Series 2005-12-7A1 .................................................. 7.00% 1/25/2036 1,487,796
1,909,664 Series 2005-8-3A10 .................................................. 5.50% 9/25/2035 1,508,916
3,360,741 Series 2005-8-7A1 ................................................... 7.00% 9/25/2035 1,327,552

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Credit Suisse Mortgage Capital Certificates
690,828 Series 2005-1R-2A5
(a)
................................................. 5.75% 12/26/2035 433,350
11,358,075 Series 2006-1-2A1 ................................................... 6.00% 2/25/2036 2,849,557
2,225,305 Series 2006-2-5A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 6.00% Cap) ............ 4.46% 3/25/2036 642,622
12,438,430 Series 2006-2-5A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)
(d)(h)
....... 1.54% 3/25/2036 840,375
2,590,908 Series 2006-2-5A3 ................................................... 6.25% 3/25/2036 961,688
7,012,033 Series 2006-2-5A4 ................................................... 6.00% 3/25/2036 2,499,903
733,386 Series 2006-3-4A3 ................................................... 5.50% 4/25/2036 448,440
443,351 Series 2006-3-4A4 ................................................... 5.50% 4/25/2036 271,093
2,283,528 Series 2006-4-1A8 (1 mo. Term SOFR + 1.11%, 6.00% Floor, 6.00% Cap) ............. 6.00% 5/25/2036 1,131,749
20,337,518 Series 2006-4-4A1 ................................................... 7.00% 5/25/2036 5,054,711
7,102,614 Series 2006-4-6A1 ................................................... 6.00% 5/25/2036 2,473,434
6,440,630 Series 2006-6-1A4 ................................................... 6.00% 7/25/2036 2,731,329
9,934,809 Series 2006-6-3A1 ................................................... 7.00% 7/25/2036 1,884,437
109,972 Series 2006-7-3A11 .................................................. 6.00% 8/25/2036 37,040
1,269,482 Series 2006-7-7A5 ................................................... 6.00% 8/25/2036 933,242
1,352,086 Series 2006-9-2A1 ................................................... 5.50% 11/25/2036 1,273,672
6,215,641 Series 2006-9-3A1 ................................................... 6.00% 11/25/2036 5,451,389
2,694,977 Series 2006-9-4A1 ................................................... 6.00% 11/25/2036 1,402,004
1,353,268 Series 2006-9-6A14 .................................................. 6.00% 11/25/2036 876,932
219,855 Series 2006-9-6A15 (-6 x 1 mo. Term SOFR + 39.21%, 0.00% Floor, 39.90% Cap)
(h)
...... 17.71% 11/25/2036 267,668
7,941,551 Series 2007-1-1A4
(b)
.................................................. 6.13% 2/25/2037 1,845,281
5,498,577 Series 2007-1-3A1
(g)
.................................................. 6.00% 2/25/2022 631,279
18,961 Series 2007-2-2A1 ................................................... 5.00% 3/25/2037 14,184
17,151,408 Series 2007-5-3A19 .................................................. 6.00% 8/25/2037 13,055,190
7,528,764 Series 2007-5-3A9 ................................................... 6.00% 8/25/2037 5,719,099
1,560,249 Series 2008-2R-1A1
(a)
................................................. 6.00% 7/25/2037 1,354,705
8,270,846 Series 2009-11R-4A1
(a)(b)
............................................... 7.00% 9/26/2037 1,911,515
5,750,823 Series 2009-12R-5A1
(a)
................................................ 6.00% 6/27/2036 2,682,658
1,115,812 Series 2010-13R-1A2
(a)(b)
............................................... 5.50% 12/26/2035 963,150
8,490,316 Series 2010-17R-6A1
(a)(b)
............................................... 3.70% 6/26/2037 8,301,457
4,226,033 Series 2010-4R-3A17
(a)(b)
............................................... 6.00% 6/26/2037 3,845,602
2,086,496 Series 2010-4R-8A17
(a)(b)
............................................... 6.00% 6/26/2037 1,898,668
7,995,276 Series 2010-7R-1A17
(a)(b)
............................................... 6.00% 1/26/2037 4,020,380
6,227,680 Series 2012-10R-4A2
(a)(b)
............................................... 4.42% 8/26/2046 4,143,030
6,858,518 Series 2013-9R-A1
(a)(b)
................................................. 3.00% 5/27/2043 6,191,047
58,529,908 Series 2017-RPL2-PT
(a)(b)
............................................... 0.00% 2/25/2056 45,388,539
144,416,516 Series 2019-RPL6-PT1
(a)(b)
.............................................. 4.07% 11/25/2058 123,128,944
4,227,000 Series 2020-AFC1-B1
(a)(b)
............................................... 3.45% 2/25/2050 3,404,114
146,075,669 Series 2020-RPL1-PT1
(a)(b)
.............................................. 3.28% 10/25/2069 118,146,015
7,469,850 Series 2021-NQM1-B1
(a)(b)
.............................................. 2.83% 5/25/2065 5,617,140
6,225,825 Series 2021-NQM5-M1
(a)(b)
.............................................. 2.17% 5/25/2066 4,138,127
3,180,040 Series 2021-NQM6-B1
(a)(b)
.............................................. 3.29% 7/25/2066 2,339,036
7,445,317 Series 2021-NQM6-M1
(a)(b)
.............................................. 2.58% 7/25/2066 5,428,687
Credit-Based Asset Servicing and Securitization LLC
5,897,820 Series 2006-CB4-AV3 (1 mo. Term SOFR + 0.41%, 0.30% Floor) ................... 2.96% 5/25/2036 4,097,200
Cross Mortgage Trust
1,874,031 Series 2025-H10-A3
(a)(e)
................................................ 5.41% 1/25/2071 1,859,840
12,000,000 Series 2026-NQM8 A1 ................................................. 5.58% 7/1/2071 11,999,900
11,921,000 Series 2026-NQM8 M1 ................................................ 6.13% 7/1/2071 11,920,815
CSAB Mortgage Backed Trust
3,720,431 Series 2006-3-A4B
(e)
.................................................. 6.61% 11/25/2036 443,601
2,083,960 Series 2006-4-A6A
(e)
.................................................. 6.18% 12/25/2036 264,412
7,565,289 Series 2007-1-1A1A
(b)
................................................. 5.90% 5/25/2037 1,585,305
CSMCM Trust
6,076,243 Series 2019-RPL6-CERT
(a)(b)
............................................ 0.00% 11/25/2058 4,735,292
7,636,811 Series 2020-RPL1-CERT
(a)(b)
............................................ 3.23% 1/25/2046 5,852,263
DB US Financial Markets Holding Corp.
2,960,525 Series 2014-RS1-3A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.00% Cap)
(a)
......... 4.17% 10/27/2036 2,444,524
Deephaven Residential Mortgage Trust
3,588,222 Series 2026-INV1-A2
(a)(e)
............................................... 5.10% 12/25/2070 3,538,072
10,764,665 Series 2026-INV1-A3
(a)(e)
............................................... 5.20% 12/25/2070 10,614,402
7,451,000 Series 2026-INV1-M1
(a)(b)
............................................... 5.77% 12/25/2070 7,363,381
Deutsche ALT-A Securities, Inc.
2,434,534 Series 2005-2-1A7
(b)
.................................................. 4.87% 4/25/2035 2,346,736
6,026,000 Series 2005-4-A5
(b)
................................................... 5.50% 9/25/2035 5,489,435
97,288 Series 2005-5-1A6 (-7 x 1 mo. Term SOFR + 35.09%, 0.00% Floor, 35.93% Cap)
(h)
...... 8.34% 11/25/2035 212,496

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
414,761 Series 2005-5-2A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor, 5.50% Cap) ............ 3.96% 11/25/2035 152,843
1,251,794 Series 2005-5-2A2 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)
(d)(h)
....... 1.54% 11/25/2035 74,836
3,686,364 Series 2005-6-2A1 ................................................... 5.50% 12/25/2035 3,177,197
2,202,940 Series 2006-AB1-A1C
(b)
................................................ 5.67% 2/25/2036 2,020,846
300,422 Series 2006-AB2-A2
(b)
................................................. 6.16% 6/25/2036 274,765
533,766 Series 2006-AB4-A1A
(b)
................................................ 6.01% 10/25/2036 466,157
7,453,593 Series 2006-AB4-A2
(b)
................................................. 5.65% 10/25/2036 6,511,292
530,979 Series 2006-AB4-A3
(b)
................................................. 5.90% 10/25/2036 463,762
771,636 Series 2006-AB4-A3A1
(b)
............................................... 5.90% 10/25/2036 673,206
1,519,743 Series 2006-AB4-A6A1
(e)
............................................... 6.37% 10/25/2036 1,324,672
10,380,594 Series 2007-2-2A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor) ..................... 4.06% 9/25/2047 9,152,805
12,827,618 Series 2007-OA3-A2 (1 mo. Term SOFR + 0.61%, 0.50% Floor) .................... 4.26% 7/25/2047 11,391,358
Deutsche Mortgage Securities, Inc.
3,256,002 Series 2006-PR1-3A1 (-1 x 1 mo. Term SOFR + 11.96%, 12.12%   Cap)
(a)(h)
............ 6.89% 4/15/2036 2,984,995
349,648 Series 2006-PR1-4AI1 (-1 x 1 mo. Term SOFR + 11.95%, 12.11%   Cap)
(a)(h)
........... 6.87% 4/15/2036 331,721
570,258 Series 2006-PR1-4AI2 (-2 x 1 mo. Term SOFR + 14.39%, 14.61%   Cap)
(a)(h)
........... 7.46% 4/15/2036 545,746
197,891 Series 2006-PR1-5AI1 (-3 x 1 mo. Term SOFR + 19.01%, 19.35%   Cap)
(a)(h)
........... 8.13% 4/15/2036 192,133
1,743,547 Series 2006-PR1-5AI3 (-1 x 1 mo. Term SOFR + 12.41%, 12.57%   Cap)
(a)(h)
........... 7.33% 4/15/2036 1,645,601
28,885,965 Series 2006-PR1-5AI4 (-1 x 1 mo. Term SOFR + 11.96%, 12.12%   Cap)
(a)(h)
........... 6.89% 4/15/2036 27,216,192
Ellington Financial Mortgage Trust
3,824,251 Series 2025-INV5-A2
(a)(e)
............................................... 5.28% 12/25/2070 3,792,805
17,973,982 Series 2025-INV5-A3
(a)(e)
............................................... 5.38% 12/25/2070 17,826,052
1,550,000 Series 2025-INV5-M1
(a)(b)
............................................... 5.84% 12/25/2070 1,535,697
3,000,000 Series 2025-NQM4-M1A
(a)(b)
............................................. 5.62% 9/25/2070 2,969,387
9,540,000 Series 2025-NQM5-M1
(a)(b)
.............................................. 5.77% 11/25/2070 9,447,446
3,259,505 Series 2025-NQM6-A3
(a)(e)
.............................................. 5.40% 12/25/2070 3,234,549
15,234,000 Series 2025-NQM6-M1
(a)(b)
.............................................. 5.80% 12/25/2070 15,057,051
12,320,000 Series 2026-INV2-M1
(a)(b)
............................................... 5.33% 2/25/2071 12,021,770
7,044,086 Series 2026-NQM3-A3
(a)(e)
.............................................. 5.38% 3/25/2071 6,980,203
2,000,000 Series 2026-NQM3-M1
(a)(b)
.............................................. 5.70% 3/25/2071 1,978,747
9,892,000 Series 2026-NQM7-A1
(a)(b)
.............................................. 5.60% 7/25/2071 9,915,523
Equifirst Loan Securitization Trust
6,876,460 Series 2007-1-A2B (1 mo. Term SOFR + 0.49%, 0.38% Floor) ..................... 4.14% 4/25/2037 6,352,837
Fannie Mae Connecticut Avenue Securities
16,000,000 Series 2025-R04-1M2 (30 day avg SOFR US + 1.50%, 0.00% Floor)
(a)
............... 5.13% 5/25/2045 16,074,950
FBR Securitization Trust
22,750,000 Series 2005-2-M4 (1 mo. Term SOFR + 1.04%, 0.93% Floor, 14.00% Cap) ............ 4.69% 9/25/2035 20,742,570
5,500,000 Series 2005-5-M3 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap) ............ 4.50% 11/25/2035 5,206,460
Fieldstone Mortgage Investment Corp.
2,502,732 Series 2007-1-2A2 (1 mo. Term SOFR + 0.38%, 0.27% Floor, 12.25% Cap) ............ 4.03% 4/25/2047 1,853,156
Figure line of credit trust
8,070,219 Series 2020-1-A
(a)(b)
................................................... 4.04% 9/25/2049 7,787,616
First Franklin Mortgage Loan Asset Backed Certificates
7,487,708 Series 2006-FF8-M1 (1 mo. Term SOFR + 0.49%, 0.38% Floor) .................... 4.14% 7/25/2036 6,459,474
4,000,000 Series 2006-FF9-2A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor) ................... 4.26% 6/25/2036 3,771,097
16,335,742 Series 2007-FF2-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor) .................... 4.04% 3/25/2037 8,675,383
19,059,112 Series 2007-FF2-A2C (1 mo. Term SOFR + 0.41%, 0.30% Floor) ................... 4.06% 3/25/2037 8,997,368
First Horizon Alternative Mortgage Securities
2,311,966 Series 2005-AA4-1A1
(b)
................................................ 4.42% 5/25/2035 874,343
3,044,024 Series 2005-FA8-1A4 ................................................. 5.50% 11/25/2035 1,270,161
223,245 Series 2005-FA8-2A1
(g)
................................................ 5.00% 11/25/2020 214,794
782,115 Series 2006-AA3-A1
(b)
................................................. 4.78% 6/25/2036 613,100
1,776,855 Series 2006-FA1-1A12 ................................................ 6.00% 4/25/2036 679,236
5,962,456 Series 2006-FA1-1A3 ................................................. 5.75% 4/25/2036 2,185,884
1,156,886 Series 2006-FA2-1A5 ................................................. 6.00% 5/25/2036 401,537
1,863,054 Series 2006-FA8-1A5 ................................................. 6.00% 2/25/2037 626,837
2,325,109 Series 2006-RE1-A1
(b)
................................................. 5.50% 5/25/2035 1,354,649
10,078,886 Series 2007-FA3-A3 .................................................. 6.00% 6/25/2037 2,957,130
518,610 Series 2007-FA3-A4 .................................................. 6.00% 6/25/2037 152,159
576,604 Series 2007-FA4-1A13 ................................................ 6.25% 8/25/2037 176,225
1,780,021 Series 2007-FA4-1A4 ................................................. 6.25% 8/25/2037 544,021
1,012,050 Series 2007-FA4-1A5 ................................................. 6.25% 8/25/2037 309,309
First Horizon Asset Securities, Inc.
863,796 Series 2006-1-1A2 ................................................... 6.00% 5/25/2036 303,218
1,454,715 Series 2007-4-1A1 ................................................... 6.00% 8/25/2037 408,487

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
FirstKey Homes Trust
16,350,000 Series 2021-SFR1-E1
(a)
................................................ 2.39% 8/17/2038 16,274,365
11,500,000 Series 2021-SFR1-E2
(a)
................................................ 2.49% 8/17/2038 11,446,361
8,000,000 Series 2021-SFR2-D
(a)
................................................. 2.06% 9/17/2038 7,942,606
8,000,000 Series 2021-SFR2-E1
(a)
................................................ 2.26% 9/17/2038 7,942,868
8,000,000 Series 2021-SFR2-E2
(a)
................................................ 2.36% 9/17/2038 7,942,598
34,891,000 Series 2021-SFR3-B
(a)
................................................. 2.44% 12/17/2038 34,462,570
29,584,000 Series 2021-SFR3-C
(a)
................................................. 2.54% 12/17/2038 29,205,990
22,626,000 Series 2021-SFR3-D
(a)
................................................. 2.79% 12/17/2038 22,339,410
45,314,000 Series 2021-SFR3-E1
(a)
................................................ 2.99% 12/17/2038 44,729,866
25,293,000 Series 2021-SFR3-E2
(a)
................................................ 3.08% 12/17/2038 24,960,880
10,174,000 Series 2021-SFR3-F1
(a)
................................................ 3.58% 12/17/2038 10,039,358
Freddie Mac Structured Agency Credit Risk Debt Notes
75,600,000 Series 2022-DNA3-M1B (30 day avg SOFR US + 2.90%, 0.00% Floor)
(a)
.............. 6.53% 4/25/2042 76,732,095
7,622,438 Series 2024-HQA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)
(a)
............... 4.83% 8/25/2044 7,625,866
23,000,000 Series 2024-HQA2-M2 (30 day avg SOFR US + 1.80%, 0.00% Floor)
(a)
............... 5.43% 8/25/2044 23,128,020
11,925,960 Series 2025-DNA1-A1 (30 day avg SOFR US + 0.95%, 0.00% Floor)
(a)
............... 4.58% 1/25/2045 11,940,389
12,523,066 Series 2025-DNA1-M1 (30 day avg SOFR US + 1.05%, 0.00% Floor)
(a)
............... 4.68% 1/25/2045 12,526,986
13,833,000 Series 2025-DNA1-M2 (30 day avg SOFR US + 1.35%, 0.00% Floor)
(a)
............... 4.98% 1/25/2045 13,842,052
1,733,102 Series 2026-DNA2-M1 (30 day avg SOFR US + 1.20%, 0.00% Floor)
(a)
............... 4.83% 3/25/2046 1,735,359
Freedom Mortgage Parent LLC
62,350,000 Series 2020-GT1-A
(a)(b)
................................................. 4.45% 1/25/2028 61,465,210
72,500,000 Series 2021-GT1-A
(a)(b)
................................................. 3.62% 7/25/2026 69,807,103
64,820,000 Series 2021-GT2-A
(a)(b)
................................................. 3.85% 10/25/2026 62,412,734
Fremont Home Loan Trust
98,399,479 Series 2006-D-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor) ..................... 4.04% 11/25/2036 57,590,332
FRTKL
7,750,000 Series 2021-SFR1-E1
(a)
................................................ 2.37% 9/17/2038 7,688,877
6,650,000 Series 2021-SFR1-E2
(a)
................................................ 2.52% 9/17/2038 6,596,548
GCAT
2,751,000 Series 2019-NQM3-M1
(a)(b)
.............................................. 3.45% 11/25/2059 2,587,154
7,096,000 Series 2021-NQM2-M1
(a)(b)
.............................................. 2.54% 5/25/2066 5,533,392
8,405,000 Series 2021-NQM6-B1
(a)(b)
.............................................. 4.42% 8/25/2066 6,973,090
3,966,212 Series 2025-NQM3-A3
(a)(e)
.............................................. 5.96% 5/25/2070 3,969,756
5,390,000 Series 2025-NQM3-M1
(a)(b)
.............................................. 6.33% 5/25/2070 5,405,029
20,388,519 Series 2026-NQM2-A1
(a)(b)
.............................................. 5.45% 2/25/2071 20,367,097
5,693,223 Series 2026-NQM2-A3
(a)(e)
.............................................. 5.85% 2/25/2071 5,677,708
GE-WMC Mortgage Securities LLC
29,292,287 Series 2006-1-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor) ..................... 4.06% 8/25/2036 12,084,738
GMAC Mortgage Corp. Loan Trust
1,418,269 Series 2005-AR5-3A1
(b)
................................................ 4.63% 9/19/2035 1,136,288
Greenpoint Mortgage Funding Trust
20,173,924 Series 2005-AR3-2A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 10.50% Cap) ......... 4.28% 8/25/2045 7,112,472
7,142,354 Series 2007-AR1-1A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor) ................... 4.10% 2/25/2047 6,114,135
12,824,284 Series 2007-AR2-1A3 (1 mo. Term SOFR + 0.59%, 0.48% Floor) ................... 4.24% 4/25/2047 11,627,580
GS Mortgage Securities Corp.
871,769 Series 2008-2R-1A1
(a)(b)
................................................ 3.74% 9/25/2036 214,813
14,590,681 Series 2014-3R-2B (1 mo. Term SOFR + 0.29%, 0.18% Floor)
(a)
.................... 3.88% 9/26/2036 8,714,097
GS Mortgage-Backed Securities Trust
71,025,988 Series 2020-RPL2-A1
(a)(b)
............................................... 1.75% 5/25/2060 64,671,478
12,540,000 Series 2020-RPL2-M1
(a)(b)
.............................................. 2.25% 5/25/2060 10,200,155
10,237,000 Series 2020-RPL2-M2
(a)(b)
.............................................. 2.75% 5/25/2060 8,271,006
9,341,000 Series 2020-RPL2-M3
(a)(b)
.............................................. 3.00% 5/25/2060 7,407,456
31,698,322 Series 2020-RPL2-PT4
(a)(i)
.............................................. 5.81% 5/25/2060 27,730,326
11,081,630 Series 2025-NQM2-A1
(a)(e)
.............................................. 5.65% 6/25/2065 11,094,848
4,260,955 Series 2025-NQM2-A3
(a)(e)
.............................................. 5.90% 6/25/2065 4,263,453
1,000,000 Series 2025-NQM5-M1
(a)(b)
.............................................. 5.75% 7/25/2065 985,301
11,357,970 Series 2025-NQM6-A3
(a)(e)
.............................................. 5.28% 2/25/2066 11,274,527
7,333,000 Series 2025-NQM6-M1
(a)(b)
.............................................. 5.70% 2/25/2066 7,234,571
8,000,000 Series 2026-DSC1-M1
(a)(b)
.............................................. 5.42% 5/25/2066 7,854,228
36,747,303 Series 2026-NQM1-A1
(a)(b)
.............................................. 4.87% 3/25/2066 36,280,223
2,877,801 Series 2026-NQM1-A2
(a)(e)
.............................................. 5.12% 3/25/2066 2,848,324
3,984,647 Series 2026-NQM1-A3
(a)(e)
.............................................. 5.23% 3/25/2066 3,943,921
2,000,000 Series 2026-NQM2-M1
(a)(b)
.............................................. 5.55% 11/25/2061 1,964,636
13,581,519 Series 2026-NQM3-A3
(a)(e)
.............................................. 5.73% 5/25/2066 13,507,454
9,931,000 Series 2026-NQM3-M1
(a)(b)
.............................................. 6.13% 5/25/2066 9,867,404

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
GSAA Trust
87,184 Series 2005-12-AF3
(b)
................................................. 5.07% 9/25/2035 55,238
7,330,296 Series 2006-10-AF3
(b)
................................................. 5.98% 6/25/2036 1,584,756
5,246,419 Series 2006-10-AF4
(e)
................................................. 6.80% 6/25/2036 1,130,810
9,880,323 Series 2006-15-AF4
(e)
................................................. 6.46% 9/25/2036 2,459,822
1,542,191 Series 2006-18-AF3A
(b)
................................................ 5.77% 11/25/2036 430,232
3,665,407 Series 2006-18-AF6
(e)
................................................. 6.18% 11/25/2036 836,216
6,806,600 Series 2006-19-A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor) ..................... 3.94% 12/25/2036 1,720,919
2,444,536 Series 2007-10-A2A .................................................. 6.50% 11/25/2037 834,432
5,751,438 Series 2007-7-A5 (1 mo. Term SOFR + 0.67%, 0.56% Floor) ...................... 4.32% 7/25/2037 3,160,073
GSAMP Trust
12,805,909 Series 2006-HE6-A3 (1 mo. Term SOFR + 0.41%, 0.30% Floor) .................... 4.06% 8/25/2036 11,136,003
5,683,063 Series 2007-H1-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor) .................... 4.16% 1/25/2047 2,831,957
GSMPS Mortgage Loan Trust
4,828,173 Series 2005-RP2-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor)
(a)
.................. 4.11% 3/25/2035 4,560,787
4,828,173 Series 2005-RP2-1AS
(a)(b)(d)
............................................. 0.59% 3/25/2035 31,017
3,217,620 Series 2005-RP3-1AF (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.50% Cap)
(a)
......... 4.11% 9/25/2035 2,796,925
3,217,620 Series 2005-RP3-1AS
(a)(b)(d)
............................................. 0.50% 9/25/2035 20,550
11,914,126 Series 2006-RP1-1AF1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 9.15% Cap)
(a)
........ 4.11% 1/25/2036 9,668,154
12,237,961 Series 2006-RP1-1AS
(a)(b)(d)
............................................. 0.37% 1/25/2036 35,212
GSR Mortgage Loan Trust
573,537 Series 2005-1F-1A2 .................................................. 5.50% 2/25/2035 548,730
586,093 Series 2005-1F-3A3 .................................................. 6.00% 1/25/2035 567,454
134,853 Series 2005-6F-3A5 .................................................. 6.00% 7/25/2035 130,936
1,428,806 Series 2005-6F-3A9 (-1 x 1 mo. Term SOFR + 6.79%, 0.00% Floor, 6.90% Cap)
(d)(h)
...... 3.14% 7/25/2035 159,905
11,403 Series 2005-6F-4A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap) ........... 4.26% 7/25/2035 11,216
77,566 Series 2005-7F-3A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 6.00% Cap) ........... 4.26% 9/25/2035 78,225
6,714,446 Series 2005-8F-3A5 .................................................. 6.00% 11/25/2035 1,847,390
1,648,154 Series 2005-8F-4A1 .................................................. 6.00% 11/25/2035 486,115
7,801 Series 2006-1F-1A2 .................................................. 5.50% 2/25/2036 193,191
255,697 Series 2006-2F-2A3 .................................................. 5.75% 2/25/2036 224,524
1,464,033 Series 2006-2F-3A3 .................................................. 6.00% 2/25/2036 568,261
1,758,312 Series 2006-2F-3A6 .................................................. 6.00% 2/25/2036 682,485
15,914,450 Series 2006-5F-3A1 .................................................. 6.50% 6/25/2036 5,359,635
3,974,259 Series 2006-6F-2A3 .................................................. 6.00% 7/25/2036 2,188,127
9,272,996 Series 2006-9F-4A1 .................................................. 6.50% 10/25/2036 3,058,465
28,008,092 Series 2006-OA1-3A1 (Enterprise 11th District COFI Replacement Index + 1.50%, 1.50%
Floor) ........................................................ 4.23% 8/25/2046 4,189,831
34,983 Series 2007-1F-2A2 .................................................. 5.50% 1/25/2037 268,430
44,471 Series 2007-4F-1A1 .................................................. 5.00% 7/25/2037 381,870
10,588,665 Series 2007-4F-3A11 .................................................. 6.00% 7/25/2037 6,610,704
36,929,757 Series 2007-OA1-1A1 (1 mo. Term SOFR + 0.34%, 0.23% Floor) ................... 3.99% 5/25/2037 16,843,850
Harborview Mortgage Loan Trust
5,119,991 Series 2005-2-1A (1 mo. Term SOFR + 0.63%, 0.52% Floor) ...................... 4.27% 5/19/2035 1,293,094
19,780,132 Series 2005-8-1A1A (1 mo. Term SOFR + 0.73%, 0.62% Floor, 11.00% Cap) ........... 4.37% 9/19/2035 8,723,030
38,199,759 Series 2005-8-2A1A (12 Month US Treasury Average + 1.55%, 1.55% Floor) ........... 5.29% 9/19/2035 14,714,158
2,778,702 Series 2006-10-2A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor) ................... 3.93% 11/19/2036 2,501,276
3,018,568 Series 2006-11-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor) .................... 4.09% 12/19/2036 2,800,193
23,290,112 Series 2006-14-1A1A (1 mo. Term SOFR + 0.47%, 0.36% Floor) ................... 4.11% 1/25/2047 22,889,946
4,901,266 Series 2006-4-1A2A (1 mo. Term SOFR + 0.49%, 0.38% Floor) .................... 4.13% 5/19/2046 2,450,606
14,730,805 Series 2006-4-2A1A (1 mo. Term SOFR + 0.51%, 0.40% Floor) .................... 4.15% 5/19/2046 8,307,957
47,689,427 Series 2006-8-1A1 (1 mo. Term SOFR + 0.51%, 0.00% Floor) ..................... 3.95% 7/21/2036 22,509,767
4,745,644 Series 2006-BU1-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor, 10.50% Cap) ........ 4.17% 2/19/2046 4,427,048
10,632,462 Series 2007-7-1A1 (1 mo. Term SOFR + 2.11%, 0.00% Floor, 10.50% Cap) ............ 5.76% 10/25/2037 8,904,894
Home Equity Asset Trust
446,619 Series 2003-3-M1 (1 mo. Term SOFR + 1.40%, 1.29% Floor) ...................... 5.05% 8/25/2033 440,714
Home Partners of America Trust
3,658,824 Series 2019-2-C
(a)
.................................................... 3.02% 10/19/2039 3,563,156
3,892,366 Series 2019-2-D
(a)
.................................................... 3.12% 10/19/2039 3,783,826
7,326,807 Series 2019-2-E
(a)
.................................................... 3.32% 10/19/2039 7,122,857
Homebanc Mortgage Trust
245,356 Series 2005-1-M2 (1 mo. Term SOFR + 0.85%, 0.74% Floor, 11.50% Cap) ............ 4.50% 3/25/2035 243,071
10,350,000 Series 2005-3-M5 (1 mo. Term SOFR + 1.96%, 1.85% Floor, 11.50% Cap) ............ 5.61% 7/25/2035 9,889,242
HOMES Trust
2,688,528 Series 2026-AFC1-A3
(a)(e)
............................................... 5.30% 2/25/2061 2,667,203
2,500,000 Series 2026-AFC1-M1
(a)(b)
.............................................. 5.55% 2/25/2061 2,450,196
4,322,242 Series 2026-NQM2-A1
(a)(b)
.............................................. 5.49% 1/25/2071 4,319,975

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
HSBC Asset Loan Obligation
16,979,634 Series 2007-2-3A6 ................................................... 6.00% 9/25/2037 5,240,073
12,802,369 Series 2007-WF1-A3
(e)
................................................. 6.23% 12/25/2036 3,901,852
HSI Asset Securitization Corp.
25,916,027 Series 2006-HE1-1A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor) ................... 4.04% 10/25/2036 6,801,011
11,512,814 Series 2007-NC1-A2 (1 mo. Term SOFR + 0.39%, 0.28% Floor) .................... 4.04% 4/25/2037 7,374,088
49,911,739 Series 2007-NC1-A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor) .................... 4.12% 4/25/2037 32,210,566
Impac Secured Assets CMN Owner Trust
7,745,225 Series 2007-3-A1B (1 mo. Term SOFR + 0.59%, 0.48% Floor, 11.50% Cap) ............ 4.24% 9/25/2037 6,860,891
Imperial Fund Mortgage Trust
18,864,140 Series 2021-NQM4-A1
(a)(b)
.............................................. 2.09% 1/25/2057 16,565,345
9,768,570 Series 2021-NQM4-A2
(a)(b)
.............................................. 2.30% 1/25/2057 8,618,618
7,444,819 Series 2021-NQM4-A3
(a)(b)
.............................................. 2.45% 1/25/2057 6,585,470
Indymac IMJA Mortgage Loan Trust
3,100,394 Series 2007-A1-A1 ................................................... 6.00% 8/25/2037 1,077,310
2,269,731 Series 2007-A1-A7 ................................................... 6.00% 8/25/2037 788,675
6,926,499 Series 2007-A2-1A1 .................................................. 6.00% 10/25/2037 2,637,085
10,496,323 Series 2007-A2-2A3 .................................................. 6.50% 10/25/2037 4,348,481
18,206,726 Series 2007-A2-3A1 .................................................. 7.00% 10/25/2037 3,854,093
15,510,134 Series 2007-A3-A1 ................................................... 6.25% 11/25/2037 5,782,459
12,760,584 Series 2007-A4-A1 ................................................... 6.25% 2/25/2038 3,449,409
Indymac IMSC Mortgage Loan Trust
28,767,736 Series 2007-F1-2A1 .................................................. 6.50% 6/25/2037 6,194,666
429,052 Series 2007-F2-1A2 .................................................. 6.00% 7/25/2037 277,840
25,380,039 Series 2007-F2-2A1 .................................................. 6.50% 7/25/2037 7,371,472
2,432,423 Series 2007-HOA1-A11 (1 mo. Term SOFR + 0.47%, 0.36% Floor) .................. 4.12% 7/25/2047 1,608,777
Indymac INDA Mortgage Loan Trust
654,082 Series 2006-AR2-1A1
(b)
................................................ 4.24% 9/25/2036 399,934
436,613 Series 2006-AR2-4A1
(b)
................................................ 4.14% 9/25/2036 409,810
6,264,250 Series 2006-AR3-1A1
(b)
................................................ 3.82% 12/25/2036 4,741,208
2,255,625 Series 2007-AR1-3A1
(b)
................................................ 3.05% 3/25/2037 1,955,146
1,199,788 Series 2007-AR3-3A1
(b)
................................................ 3.14% 7/25/2037 1,047,763
Indymac Index Mortgage Loan Trust
4,387,232 Series 2005-AR15-A1
(b)
................................................ 3.80% 9/25/2035 3,568,477
1,727,697 Series 2006-AR7-3A1
(b)
................................................ 3.52% 5/25/2036 1,537,780
701,192 Series 2007-AR13-2A1
(b)
............................................... 4.94% 7/25/2037 602,112
3,468,515 Series 2007-AR21-8A1
(b)
............................................... 4.11% 9/25/2037 3,366,498
Indymac Residential Asset Backed Trust
10,501,517 Series 2006-B-2A4 (1 mo. Term SOFR + 0.67%, 0.56% Floor) ..................... 4.32% 6/25/2036 9,703,127
8,528,139 Series 2006-D-2A4 (1 mo. Term SOFR + 0.35%, 0.24% Floor) ..................... 4.00% 11/25/2036 7,118,512
7,189,684 Series 2007-B-1A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor) ..................... 4.14% 7/25/2037 2,799,737
7,189,683 Series 2007-B-1A2 (1 mo. Term SOFR + 0.49%, 0.38% Floor) ..................... 4.14% 7/25/2037 2,799,737
Invitation Homes Trust
33,442,000 Series 2024-SFR1-C
(a)
................................................. 4.25% 9/17/2041 32,229,019
JP Morgan Alternative Loan Trust
4,370,688 Series 2005-S1-2A11 ................................................. 6.00% 12/25/2035 2,833,931
1,401,149 Series 2005-S1-2A9 .................................................. 6.00% 12/25/2035 908,498
2,182,695 Series 2006-A2-1A1 (1 mo. Term SOFR + 0.47%, 0.36% Floor, 11.50% Cap) ........... 4.12% 5/25/2036 1,848,980
1,910,894 Series 2006-S1-1A8 .................................................. 5.75% 3/25/2036 860,531
JP Morgan Mortgage Acquisition Corp.
2,179,200 Series 2005-WMC1-M4 (1 mo. Term SOFR + 1.01%, 0.90% Floor) .................. 4.66% 9/25/2035 1,996,928
4,760,525 Series 2006-CH2-AF3
(e)
................................................ 5.96% 9/25/2029 2,778,868
7,673,591 Series 2006-HE3-A1 (1 mo. Term SOFR + 0.39%, 0.28% Floor) .................... 3.93% 11/25/2036 7,216,321
20,972,483 Series 2006-RM1-A3 (1 mo. Term SOFR + 0.35%, 0.24% Floor) .................... 3.70% 8/25/2036 9,191,703
19,383,704 Series 2006-RM1-A4 (1 mo. Term SOFR + 0.47%, 0.36% Floor) .................... 3.70% 8/25/2036 8,505,129
2,705,519 Series 2006-WF1-A5
(e)
................................................. 6.91% 7/25/2036 671,425
3,713,969 Series 2006-WMC4-A1A (1 mo. Term SOFR + 0.37%, 0.26% Floor) ................. 4.02% 12/25/2036 2,356,892
35,550,679 Series 2006-WMC4-A1B (1 mo. Term SOFR + 0.57%, 0.46% Floor) ................. 4.22% 12/25/2036 3,910,539
9,690,000 Series 2007-CH3-M2 (1 mo. Term SOFR + 0.43%, 0.32% Floor) ................... 4.08% 3/25/2037 8,852,690
JP Morgan Mortgage Trust
2,689,035 Series 2005-S1-1A2 .................................................. 6.50% 1/25/2035 2,787,035
303,023 Series 2005-S2-2A13 ................................................. 5.50% 9/25/2035 219,419
889,590 Series 2006-S2-3A3 .................................................. 6.00% 7/25/2036 257,434
3,236,389 Series 2006-S2-3A5 .................................................. 6.25% 7/25/2036 967,399
1,786,031 Series 2006-S3-1A2 .................................................. 6.00% 8/25/2036 518,766

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
7,073,748 Series 2006-S3-1A21 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.50% Cap) ........... 4.14% 8/25/2036 1,454,826
7,073,748 Series 2006-S3-1A22 (-1 x 1 mo. Term SOFR + 7.01%, 0.00% Floor, 7.12% Cap)
(d)(h)
..... 3.36% 8/25/2036 928,157
832,245 Series 2006-S3-1A9 .................................................. 6.00% 8/25/2036 241,732
5,625,828 Series 2006-S4-A3 ................................................... 6.00% 1/25/2037 1,920,883
2,343,153 Series 2006-S4-A5 ................................................... 6.00% 1/25/2037 803,137
5,550,083 Series 2006-S4-A8 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap) ............ 4.14% 1/25/2037 1,388,351
5,550,083 Series 2006-S4-A9 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)
(d)(h)
....... 2.86% 1/25/2037 704,979
516,022 Series 2007-A2-2A1
(b)
................................................. 5.17% 4/25/2037 365,787
1,673,044 Series 2007-A3-3A2M
(b)
................................................ 4.50% 5/25/2037 1,459,663
6,062,494 Series 2007-S1-2A6 .................................................. 6.00% 3/25/2037 2,172,296
1,705,388 Series 2007-S3-1A1 .................................................. 5.50% 8/25/2037 648,952
3,750,818 Series 2007-S3-1A35 ................................................. 6.00% 8/25/2037 1,574,707
1,684,150 Series 2007-S3-1A64 ................................................. 7.50% 8/25/2037 502,553
631,003 Series 2007-S3-1A9 .................................................. 6.00% 8/25/2037 263,302
3,458,433 Series 2007-S3-1A96 ................................................. 6.00% 8/25/2037 1,443,970
3,942,509 Series 2007-S3-1A97 ................................................. 6.00% 8/25/2037 1,646,199
14,526,906 Series 2024-NQM1-A1
(a)(e)
.............................................. 5.59% 2/25/2064 14,522,567
13,200,000 Series 2025-NQM4-M1A
(a)(b)
............................................. 5.64% 3/25/2066 12,996,250
14,275,178 Series 2025-NQM5-A3
(a)(e)
.............................................. 5.23% 5/25/2066 14,131,464
3,200,000 Series 2025-NQM5-M1A
(a)(b)
............................................. 5.67% 5/25/2066 3,155,987
3,000,000 Series 2025-NQM5-M1B
(a)(b)
............................................. 6.02% 5/25/2066 2,960,088
12,600,287 Series 2026-NQM1-A3
(a)(e)
.............................................. 5.15% 6/25/2066 12,452,447
12,945,000 Series 2026-NQX2-A2
(a)(e)
.............................................. 5.83% 10/25/2066 13,003,486
5,649,000 Series 2026-NQX2-M1
(a)(b)
.............................................. 6.35% 10/25/2066 5,700,219
JP Morgan Reremic
4,474,348 Series 2009-4-3A2
(a)(b)
................................................. 6.00% 2/26/2037 1,843,304
16,313,692 Series 2009-7-7A1
(a)(b)
................................................. 7.00% 9/27/2037 6,458,768
7,572,732 Series 2010-1-1A4
(a)
.................................................. 6.00% 2/26/2037 2,983,219
5,106,076 Series 2010-1-2A11
(a)(b)
................................................ 7.00% 1/26/2037 2,014,398
Legacy Mortgage Asset Trust
97,290,256 Series 2019-RPL3-PT1
(a)
............................................... 0.00% 6/25/2058 85,625,223
27,273,451 Series 2021-GS4-A2
(a)(e)
................................................ 7.55% 11/25/2060 27,325,404
Lehman Brothers Holdings, Inc.
16,536,199 Series 2007-1-1A1 (1 mo. Term SOFR + 0.32%, 0.21% Floor)
(a)
.................... 3.97% 6/25/2037 12,309,021
4,975,676 Series 2007-1-2A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor)
(a)
.................... 4.06% 6/25/2037 3,273,948
Lehman Mortgage Trust
1,360,993 Series 2005-2-3A5 ................................................... 5.50% 12/25/2035 672,297
895,305 Series 2005-2-5A5 ................................................... 5.75% 12/25/2035 540,753
1,178,794 Series 2005-3-2A1 ................................................... 6.00% 1/25/2036 1,059,761
100,288 Series 2005-3-2A3 ................................................... 5.50% 1/25/2036 86,918
538,766 Series 2005-3-2A7 ................................................... 6.00% 1/25/2036 484,212
893,682 Series 2006-1-1A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap) ............ 4.51% 2/25/2036 361,215
2,681,045 Series 2006-1-1A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)
(d)(h)
....... 0.99% 2/25/2036 117,154
1,873,086 Series 2006-1-3A1 (1 mo. Term SOFR + 0.86%, 0.75% Floor, 5.50% Cap) ............ 4.51% 2/25/2036 1,210,269
1,873,086 Series 2006-1-3A2 (-1 x 1 mo. Term SOFR + 4.64%, 0.00% Floor, 4.75% Cap)
(d)(h)
....... 0.99% 2/25/2036 69,810
1,206,813 Series 2006-1-3A4 ................................................... 5.50% 2/25/2036 854,951
1,346,611 Series 2006-4-1A3 (-1 x 1 mo. Term SOFR + 5.29%, 0.00% Floor, 5.40% Cap)
(d)(h)
....... 1.64% 8/25/2036 101,725
855,877 Series 2006-4-1A4 ................................................... 6.00% 8/25/2036 642,546
5,462,389 Series 2006-5-2A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.50% Cap) ............ 4.11% 9/25/2036 642,607
5,277,729 Series 2006-6-3A9 ................................................... 5.50% 10/25/2036 3,337,505
2,766,430 Series 2006-7-2A2 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap) ............ 4.21% 11/25/2036 590,655
10,236,583 Series 2006-7-2A5 (-1 x 1 mo. Term SOFR + 6.44%, 6.55% Cap)
(d)(h)
................ 2.79% 11/25/2036 1,154,931
1,579,747 Series 2006-9-1A19 (-5 x 1 mo. Term SOFR + 30.16%, 0.00% Floor, 30.68% Cap)
(h)
...... 13.37% 1/25/2037 1,425,883
1,710,116 Series 2006-9-1A5 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 5.75% Cap) ............ 4.36% 1/25/2037 857,732
5,118,194 Series 2006-9-1A6 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)
(d)(h)
....... 1.39% 1/25/2037 408,755
3,398,814 Series 2006-9-2A1 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 7.00% Cap) ............ 4.14% 1/25/2037 628,118
6,163,089 Series 2006-9-2A2 (-1 x 1 mo. Term SOFR + 6.51%, 0.00% Floor, 6.62% Cap)
(d)(h)
....... 2.86% 1/25/2037 541,040
1,339,965 Series 2007-2-1A1 ................................................... 5.75% 2/25/2037 869,743
2,226,179 Series 2007-4-2A11 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap) ............ 4.09% 5/25/2037 657,727
10,853,269 Series 2007-4-2A8 (-1 x 1 mo. Term SOFR + 6.56%, 0.00% Floor, 6.67% Cap)
(d)(h)
....... 2.91% 5/25/2037 990,963
744,132 Series 2007-4-2A9 (1 mo. Term SOFR + 0.44%, 0.33% Floor, 7.00% Cap) ............ 4.09% 5/25/2037 192,196
458,114 Series 2007-5-4A3 (-6 x 1 mo. Term SOFR + 39.39%, 0.00% Floor, 40.08% Cap)
(h)
...... 17.50% 8/25/2036 609,196
590,216 Series 2007-5-7A3 ................................................... 7.50% 10/25/2036 160,327
3,500 Series 2007-6-1A8 ................................................... 6.00% 7/25/2037 3,130
3,149,072 Series 2008-2-1A6 ................................................... 6.00% 3/25/2038 725,546
Lehman XS Trust
3,698,120 Series 2005-2-2A3B
(e)
................................................. 5.94% 8/25/2035 3,400,694
5,899,686 Series 2005-9N-2A1 (12 Month US Treasury Average + 1.06%, 1.06% Floor) ........... 4.80% 2/25/2036 5,457,595

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
3,721,251 Series 2006-3-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor) ...................... 4.36% 3/25/2036 3,857,820
5,601,655 Series 2006-5-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor) .................... 4.18% 4/25/2036 5,038,750
10,455 Series 2006-5-2A4A
(e)
................................................. 6.39% 4/25/2036 15,854
6,850,781 Series 2006-GP3-1A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor) ................... 4.16% 6/25/2046 6,716,490
2,674,605 Series 2007-1-2A1
(b)
.................................................. 7.00% 2/25/2037 2,798,016
7,510,533 Series 2007-12N-1A3A (1 mo. Term SOFR + 0.51%, 0.40% Floor) .................. 4.16% 7/25/2047 7,628,494
7,554,035 Series 2007-15N-4A1 (1 mo. Term SOFR + 1.01%, 0.90% Floor) ................... 4.66% 8/25/2047 7,218,877
Long Beach Mortgage Loan Trust
12,498,717 Series 2006-2-2A4 (1 mo. Term SOFR + 0.69%, 0.58% Floor) ..................... 4.34% 3/25/2046 4,014,199
44,378,209 Series 2006-3-2A3 (1 mo. Term SOFR + 0.47%, 0.36% Floor) ..................... 4.12% 5/25/2046 12,964,557
4,523,844 Series 2006-3-2A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor) ..................... 4.30% 5/25/2046 1,323,329
14,166,259 Series 2006-5-2A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor) ..................... 4.24% 6/25/2036 6,650,815
21,740,555 Series 2006-6-1A (1 mo. Term SOFR + 0.40%, 0.29% Floor) ...................... 4.05% 7/25/2036 15,311,651
11,644,073 Series 2006-WL1-M2 (1 mo. Term SOFR + 0.79%, 0.68% Floor) ................... 4.44% 1/25/2046 11,943,096
Luminent Mortgage Trust
965,693 Series 2005-1-A1 (1 mo. Term SOFR + 0.63%, 0.52% Floor, 11.50% Cap) ............. 4.28% 11/25/2035 945,171
MASTR Adjustable Rate Mortgages Trust
1,843,187 Series 2005-2-2A1
(b)
.................................................. 4.07% 3/25/2035 1,665,978
660,410 Series 2005-6-5A1
(b)
.................................................. 3.33% 7/25/2035 578,904
4,610,114 Series 2007-1-2A1
(b)
.................................................. 4.65% 11/25/2036 2,286,083
MASTR Alternative Loans Trust
6,651,000 Series 2004-9-M2
(e)
................................................... 6.26% 8/25/2034 5,815,405
1,111,612 Series 2005-2-3A1 ................................................... 6.00% 3/25/2035 916,373
31,640 Series 2005-5-2A3
(g)
.................................................. 5.50% 7/25/2025 30,749
6,151,575 Series 2005-5-3A1 ................................................... 5.75% 8/25/2035 2,533,492
1,341,861 Series 2005-6-1A5 ................................................... 5.50% 12/25/2035 847,660
988,273 Series 2006-3-1A2 ................................................... 6.25% 7/25/2036 489,320
544,668 Series 2007-1-1A5 ................................................... 5.75% 10/25/2036 532,164
3,688,501 Series 2007-1-2A7 ................................................... 6.00% 10/25/2036 991,196
MASTR Asset Backed Securities Trust
1,171,291 Series 2003-OPT1-M3 (1 mo. Term SOFR + 4.24%, 4.13% Floor) .................. 7.89% 12/25/2032 1,140,303
5,005,897 Series 2006-AM2-A3 (1 mo. Term SOFR + 0.45%, 0.34% Floor) .................... 4.10% 6/25/2036 4,700,692
4,453,116 Series 2007-HE1-A3 (1 mo. Term SOFR + 0.53%, 0.42% Floor) .................... 4.18% 5/25/2037 4,347,326
12,181,856 Series 2007-WMC1-A1 (1 mo. Term SOFR + 0.40%, 0.29% Floor) .................. 4.05% 1/25/2037 3,063,634
MASTR Asset Securitization Trust
1,217,341 Series 2006-1-1A4 ................................................... 5.75% 5/25/2036 653,365
974,066 Series 2006-2-1A11 (1 mo. Term SOFR + 6.00%, 6.00% Floor) .................... 6.00% 6/25/2036 528,188
2,318,010 Series 2007-1-1A3 ................................................... 6.25% 11/25/2037 794,053
MASTR Resecuritization Trust
12,021,637 Series 2008-1-A1
(a)(b)
.................................................. 6.00% 9/27/2037 7,143,240
5,106,149 Series 2008-4-A1
(a)(b)
.................................................. 6.00% 6/27/2036 4,208,242
MASTR Seasoned Securities Trust
618,976 Series 2005-2-1A4 ................................................... 6.00% 10/25/2032 625,848
283,468 Series 2005-2-2A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap) ............ 4.16% 10/25/2032 259,417
Merrill Lynch Alternative Note Asset
18,185,565 Series 2007-A3-A2A (1 mo. Term SOFR + 0.33%, 0.22% Floor) .................... 3.98% 4/25/2037 6,576,417
9,325,904 Series 2007-A3-A2B (1 mo. Term SOFR + 0.53%, 0.42% Floor) .................... 4.18% 4/25/2037 3,372,584
12,925,814 Series 2007-A3-A2C (1 mo. Term SOFR + 0.75%, 0.64% Floor) .................... 4.40% 4/25/2037 4,674,049
12,693,633 Series 2007-F1-2A4 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 7.00% Cap) ........... 4.08% 3/25/2037 2,771,332
12,693,633 Series 2007-F1-2A5 (-1 x 1 mo. Term SOFR + 6.57%, 0.00% Floor, 6.68% Cap)
(d)(h)
...... 2.92% 3/25/2037 1,427,030
26,678,506 Series 2007-OAR5-1A1
(b)
............................................... 3.29% 10/25/2047 6,335,137
Merrill Lynch First Franklin Mortgage Loan Trust
1,707,305 Series 2007-H1-1A2 (1 mo. Term SOFR + 3.61%, 3.50% Floor) .................... 7.26% 10/25/2037 1,685,499
Merrill Lynch Mortgage Investors, Inc.
12,998,475 Series 2005-AR1-M2 (1 mo. Term SOFR + 1.12%, 1.01% Floor) .................... 4.77% 6/25/2036 10,827,514
7,229,684 Series 2006-AR1-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor)
(a)
.................. 4.08% 3/25/2037 1,781,685
591,335 Series 2006-F1-1A2 .................................................. 6.00% 4/25/2036 177,659
19,493,688 Series 2006-FM1-A1 (1 mo. Term SOFR + 0.41%, 0.30% Floor) .................... 3.86% 4/25/2037 11,521,617
9,797,644 Series 2006-HE3-A4 (1 mo. Term SOFR + 0.61%, 0.50% Floor) .................... 4.26% 6/25/2037 2,471,260
7,070,366 Series 2006-HE4-A2B (1 mo. Term SOFR + 0.31%, 0.20% Floor) ................... 3.96% 7/25/2037 1,407,986
67,190,685 Series 2007-HE2-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor) .................... 4.26% 2/25/2037 30,398,282
7,469,180 Series 2007-HE3-A1 (1 mo. Term SOFR + 0.25%, 0.14% Floor) .................... 3.90% 4/25/2047 2,791,520
6,372,347 Series 2007-HE3-A3 (1 mo. Term SOFR + 0.49%, 0.38% Floor) .................... 4.14% 4/25/2047 2,381,611
2,669,117 Series 2007-HE3-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor) .................... 4.30% 4/25/2047 997,558
41,018,164 Series 2007-MLN1-A1 (1 mo. Term SOFR + 0.61%, 0.50% Floor) ................... 4.26% 3/25/2037 31,660,903

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
MFRA Trust
10,000,000 Series 2025-NQM3-M1
(a)(b)
.............................................. 6.13% 8/25/2070 9,968,059
7,193,494 Series 2025-NQM5-A3
(a)(e)
.............................................. 5.44% 11/25/2070 7,194,875
4,856,396 Series 2026-INVR1-A3
(a)(e)
.............................................. 5.79% 12/25/2059 4,840,021
3,088,179 Series 2026-NQM1-A3
(a)(e)
.............................................. 5.41% 2/25/2071 3,080,261
2,000,000 Series 2026-NQM1-M1
(a)(b)
.............................................. 5.59% 2/25/2071 1,994,358
Morgan Stanley ABS Capital I, Inc.
15,248,879 Series 2006-HE7-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor) ................... 4.08% 9/25/2036 6,347,102
20,234,771 Series 2006-HE7-A2D (1 mo. Term SOFR + 0.57%, 0.46% Floor) ................... 4.22% 9/25/2036 8,415,512
13,162,635 Series 2006-NC2-M1 (1 mo. Term SOFR + 0.65%, 0.54% Floor) ................... 4.30% 2/25/2036 13,456,859
5,469,715 Series 2007-HE4-A1 (1 mo. Term SOFR + 0.24%, 0.13% Floor)
(a)
................... 3.89% 2/25/2037 2,440,534
Morgan Stanley Home Equity Loan Trust
22,385,743 Series 2007-1-A4 (1 mo. Term SOFR + 0.33%, 0.22% Floor) ...................... 3.98% 12/25/2036 10,581,851
Morgan Stanley IXIS Real Estate Capital Trust
4,713,888 Series 2006-2-AFPT (1 mo. Term SOFR + 0.18%, 0.07% Floor) .................... 3.83% 11/25/2036 1,517,570
Morgan Stanley Mortgage Loan Trust
503,480 Series 2005-10-1A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap) ............ 4.46% 12/25/2035 286,576
1,261,470 Series 2005-10-1A6 .................................................. 5.75% 12/25/2035 784,603
1,467,071 Series 2005-10-2A1
(b)
................................................. 5.22% 12/25/2035 1,398,635
4,370,027 Series 2006-11-1A6
(e)
................................................. 6.73% 8/25/2036 704,228
6,630,117 Series 2006-11-2A1 .................................................. 6.00% 8/25/2036 2,599,628
6,245,164 Series 2006-16AX-2A2 (1 mo. Term SOFR + 0.45%, 0.34% Floor) .................. 4.10% 11/25/2036 1,693,666
4,782,475 Series 2006-17XS-A3A
(e)
............................................... 6.15% 10/25/2046 1,302,803
1,678,358 Series 2006-17XS-A6
(e)
................................................ 6.08% 10/25/2046 375,258
885,419 Series 2006-2-2A3 ................................................... 5.75% 2/25/2036 831,046
11,455,494 Series 2006-7-3A
(b)
................................................... 5.04% 6/25/2036 5,716,414
1,302,927 Series 2006-7-4A4 ................................................... 6.00% 6/25/2036 517,984
1,318,989 Series 2006-7-4A7 ................................................... 6.00% 6/25/2036 524,371
2,844,306 Series 2007-13-6A1 .................................................. 6.00% 10/25/2037 1,432,133
2,739,696 Series 2007-14AR-2A3
(b)
............................................... 3.34% 10/25/2037 1,498,327
2,720,645 Series 2007-1XS-2A3
(e)
................................................ 6.42% 9/25/2046 546,026
1,776,048 Series 2007-1XS-2A4A
(e)
............................................... 6.58% 9/25/2046 444,200
173,460 Series 2007-3XS-1A2A
(e)
............................................... 6.12% 1/25/2047 162,615
4,730,655 Series 2007-3XS-2A3S
(e)
............................................... 6.36% 1/25/2047 1,624,890
2,766,987 Series 2007-3XS-2A4S
(e)
............................................... 6.46% 1/25/2047 950,174
Morgan Stanley Reremic Trust
2,112,202 Series 2010-R5-4B
(a)(e)
................................................. 4.80% 6/26/2036 2,428,947
4,396,470 Series 2010-R5-5B
(a)(e)
................................................. 3.15% 1/26/2037 4,384,282
8,411,838 Series 2010-R9-3C
(a)(b)
................................................. 6.00% 11/26/2036 6,317,969
5,978,403 Series 2012-R4-1B (1 mo. Term SOFR + 0.11%, 0.00% Floor)
(a)
.................... 3.04% 8/26/2036 4,568,772
4,762,565 Series 2013-R2-1B
(a)(b)
................................................. 3.83% 10/26/2036 4,267,205
4,446,408 Series 2014-R7-B2
(a)(b)
................................................. 4.13% 1/26/2051 4,295,984
Morgan Stanley Residential Mortgage Loan Trust
5,228,933 Series 2025-NQM4-A3
(a)(e)
.............................................. 5.94% 6/25/2070 5,232,033
6,559,000 Series 2025-NQM4-M1
(a)(b)
.............................................. 6.33% 6/25/2070 6,577,052
8,542,201 Series 2026-NQM1-A3
(a)(e)
.............................................. 5.13% 12/25/2070 8,431,212
3,200,000 Series 2026-NQM2-M1
(a)(b)
.............................................. 5.48% 1/26/2071 3,136,249
New Century Alternative Mortgage Loan Trust
9,073,533 Series 2006-ALT1-AF3
(b)
............................................... 6.17% 7/25/2036 1,705,000
11,602,634 Series 2006-ALT2-AF5
(e)
............................................... 4.46% 10/25/2036 2,042,163
New Century Home Equity Loan Trust
17,829,000 Series 2005-4-M5 (1 mo. Term SOFR + 1.13%, 1.02% Floor, 12.50% Cap) ............ 4.78% 9/25/2035 17,652,577
12,500,000 Series 2006-1-A2C (1 mo. Term SOFR + 0.67%, 0.56% Floor, 12.50% Cap) ........... 4.32% 5/25/2036 12,014,979
New Residential Mortgage Loan Trust
62,504,400 Series 2020-RPL1-M1
(a)(b)
.............................................. 3.25% 11/25/2059 55,507,420
16,345,550 Series 2020-RPL1-M2
(a)(b)
.............................................. 3.50% 11/25/2059 14,243,749
7,087,345 Series 2025-NQM5-A3
(a)(e)
.............................................. 5.46% 8/25/2065 7,032,721
11,649,000 Series 2025-NQM5-M1
(a)(b)
.............................................. 6.09% 8/25/2065 11,515,642
2,769,004 Series 2025-NQM6-A3
(a)(e)
.............................................. 5.34% 10/25/2065 2,743,239
3,250,000 Series 2025-NQM6-M1
(a)(b)
.............................................. 5.81% 10/25/2065 3,223,659
56,363,000 Series 2026-NQM1-A1
(a)(b)
.............................................. 4.82% 11/25/2065 55,704,511
2,555,618 Series 2026-NQM1-A2
(a)(e)
.............................................. 5.08% 11/25/2065 2,525,221
5,808,223 Series 2026-NQM1-A3
(a)(e)
.............................................. 5.18% 11/25/2065 5,732,881
6,903,831 Series 2026-NQM2-A3
(a)(e)
.............................................. 5.15% 12/25/2065 6,810,950
2,750,000 Series 2026-NQM2-M1
(a)(b)
.............................................. 5.48% 12/25/2065 2,706,343
3,754,000 Series 2026-NQM3-M1
(a)(b)
.............................................. 5.42% 2/25/2066 3,668,015

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
Nomura Asset Acceptance Corp.
5,340 Series 2005-AP1-2A5
(e)
................................................ 5.36% 2/25/2035 5,264
12,270,957 Series 2006-AF1-1A2
(b)
................................................ 6.16% 5/25/2036 2,148,569
2,493,678 Series 2006-AF1-1A3
(b)
................................................ 6.41% 5/25/2036 436,117
13,407,346 Series 2006-AP1-A2
(b)
................................................. 5.52% 1/25/2036 3,993,851
2,266,124 Series 2006-AP1-A3
(b)
................................................. 5.65% 1/25/2036 674,791
1,048,782 Series 2006-WF1-A2
(b)
................................................. 5.76% 6/25/2036 262,901
Nomura Home Equity Loan, Inc.
14,201,019 Series 2006-AF1-A2
(e)
................................................. 6.30% 10/25/2036 2,333,300
2,346,604 Series 2007-1-1A1
(e)
.................................................. 6.56% 2/25/2037 594,450
11,696,018 Series 2007-1-1A3
(e)
.................................................. 6.49% 2/25/2037 2,963,494
Nomura Resecuritization Trust
2,476,244 Series 2014-1R-6A7
(a)(b)
................................................ 6.00% 8/26/2036 2,138,178
3,318,100 Series 2014-2R-4A9
(a)(e)
................................................ 3.93% 7/26/2036 2,626,076
8,088,538 Series 2015-4R-5A2 (1 mo. Term SOFR + 0.54%, 0.43% Floor)
(a)
................... 2.29% 3/26/2036 6,262,830
Novastar Home Equity Loan
14,600,000 Series 2005-3-M4 (1 mo. Term SOFR + 1.00%, 0.89% Floor, 11.00% Cap) ............ 4.65% 1/25/2036 12,580,325
6,946,826 Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap) ........... 4.08% 10/25/2036 3,228,062
NYMT Loan Trust
170,439 Series 2005-2-A (1 mo. Term SOFR + 0.77%, 0.66% Floor, 10.50% Cap) ............. 4.36% 8/25/2035 153,011
38,034,356 Series 2026-INV1-A1
(a)(b)
............................................... 4.77% 2/25/2061 37,531,622
6,633,899 Series 2026-INV1-A2
(a)(e)
............................................... 5.05% 2/25/2061 6,551,711
7,616,699 Series 2026-INV1-A3
(a)(e)
............................................... 5.20% 2/25/2061 7,519,907
Oceanview Mortgage Loan Trust
45,213,877 Series 2026-1-A
(a)(b)
................................................... 5.10% 8/25/2055 44,482,800
Onslow Bay Mortgage Loan Trust
9,694,000 Series 2021-NQM3-M1
(a)(b)
.............................................. 2.33% 7/25/2061 6,218,043
2,701,864 Series 2024-NQM12-A1
(a)(e)
............................................. 5.48% 7/25/2064 2,705,058
11,380,000 Series 2024-NQM15-M1
(a)(b)
............................................. 5.97% 10/25/2064 11,392,494
2,000,000 Series 2024-NQM18-M1
(a)(b)
............................................. 6.17% 10/25/2064 2,008,382
7,422,018 Series 2025-R1-A3
(a)(e)
................................................. 5.19% 9/25/2062 7,324,462
10,838,000 Series 2025-R1-M1
(a)(b)
................................................ 5.75% 9/25/2062 10,743,845
10,000,000 Series 2026-NQM1-M1
(a)(b)
.............................................. 5.64% 11/25/2065 9,874,019
17,948,177 Series 2026-NQM2-A1
(a)(b)
.............................................. 4.82% 12/1/2065 17,819,972
10,000,000 Series 2026-NQM3-M1
(a)(b)
.............................................. 5.32% 1/25/2066 9,799,931
7,672,813 Series 2026-NQM5-A1
(a)(b)
.............................................. 5.32% 1/25/2066 7,662,125
13,674,000 Series 2026-R1-M1
(a)(b)
................................................ 5.56% 1/25/2063 13,455,297
Option One Mortgage Loan Trust
536,977 Series 2004-3-M3 (1 mo. Term SOFR + 1.09%, 0.98% Floor) ...................... 4.74% 11/25/2034 589,061
4,818,167 Series 2007-1-2A3 (1 mo. Term SOFR + 0.39%, 0.28% Floor) ..................... 4.04% 1/25/2037 2,800,455
42,218,643 Series 2007-6-1A1 (1 mo. Term SOFR + 0.30%, 0.19% Floor) ..................... 3.95% 7/25/2037 37,965,402
People's Choice Home Loan Securities Trust
11,660,000 Series 2005-1-M5 (1 mo. Term SOFR + 1.61%, 1.50% Floor, 15.00% Cap) ............ 5.26% 1/25/2035 9,623,040
PHH Alternative Mortgage Trust
2,066,345 Series 2007-1-1A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor, 10.10% Cap) ............ 4.08% 2/25/2037 1,519,117
4,767,024 Series 2007-2-2A1 ................................................... 6.00% 5/25/2037 4,186,275
2,224,371 Series 2007-2-2A2 ................................................... 6.00% 5/25/2037 1,953,384
148,748 Series 2007-2-3A1 ................................................... 6.00% 5/25/2037 138,794
PR Mortgage Loan Trust
81,920,378 Series 2014-1-APT
(a)(b)
................................................. 5.85% 10/25/2049 76,567,987
Pretium Mortgage Credit Partners LLC
37,493,198 Series 2025-NPL7-A1
(a)(e)
............................................... 5.66% 7/25/2055 37,542,306
Prime Mortgage Trust
1,883,825 Series 2006-DR1-2A2
(a)
................................................ 6.00% 5/25/2035 1,592,659
PRKCM Trust
2,849,000 Series 2026-AFC1-M1
(a)(b)
.............................................. 5.50% 2/25/2061 2,782,959
17,134,952 Series 2026-AFC2-A1
(a)(b)
............................................... 5.37% 4/25/2061 17,093,031
12,100,000 Series 2026-AFC4-A1
(a)(b)
............................................... 5.60% 7/25/2061 12,122,869
5,500,000 Series 2026-AFC4-M1
(a)(b)
.............................................. 6.04% 7/25/2061 5,510,236
Progress Residential Trust
47,751,531 Series 2021-SFR10-E1
(a)
............................................... 3.57% 12/17/2040 45,497,000
19,816,654 Series 2021-SFR10-E2
(a)
............................................... 3.67% 12/17/2040 18,904,072
10,734,021 Series 2021-SFR10-F
(a)
................................................ 4.61% 12/17/2040 10,459,810
7,000,000 Series 2021-SFR5-E1
(a)
................................................ 2.21% 7/17/2038 6,984,597

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
25,000,000 Series 2021-SFR8-E1
(a)
................................................ 2.38% 10/17/2038 24,778,782
23,900,000 Series 2021-SFR8-E2
(a)
................................................ 2.53% 10/17/2038 23,688,091
19,900,000 Series 2021-SFR8-F
(a)
................................................. 3.18% 10/17/2038 19,747,468
13,000,000 Series 2025-SFR3-D
(a)
................................................. 3.39% 7/17/2042 11,844,908
22,350,000 Series 2025-SFR4-A
(a)
................................................. 4.30% 8/17/2042 21,794,739
16,500,000 Series 2025-SFR4-B
(a)
................................................. 4.70% 8/17/2042 16,073,089
14,277,748 Series 2025-SFR5-B
(a)
................................................. 4.00% 10/17/2042 13,541,004
PRPM LLC
22,111,817 Series 2024-6-A1
(a)(e)
.................................................. 5.70% 11/25/2029 22,139,939
17,252,359 Series 2024-7-A1
(a)(e)
.................................................. 5.87% 11/25/2029 17,275,874
57,499,695 Series 2024-8-A1
(a)(e)
.................................................. 5.90% 12/25/2029 57,485,430
15,848,597 Series 2024-NQM4-A1
(a)(e)
.............................................. 5.67% 12/26/2069 15,876,437
22,183,994 Series 2025-3-A1
(a)(e)
.................................................. 6.26% 5/25/2030 22,192,717
39,212,038 Series 2025-4-A1
(a)(e)
.................................................. 6.18% 6/25/2030 39,135,669
62,122,528 Series 2025-5-A1
(a)(e)
.................................................. 5.73% 7/25/2030 61,934,402
31,134,958 Series 2025-6-A1
(a)(e)
.................................................. 5.77% 8/25/2028 31,056,485
18,207,605 Series 2025-NQM5-A1
(a)(b)
.............................................. 5.18% 10/25/2070 18,095,270
5,638,067 Series 2025-NQM5-A2
(a)(e)
.............................................. 5.33% 10/25/2070 5,597,117
6,980,465 Series 2025-NQM5-A3
(a)(e)
.............................................. 5.43% 10/25/2070 6,924,640
11,671,000 Series 2025-NQM5-B1
(a)(b)
.............................................. 6.90% 10/25/2070 11,604,387
11,800,000 Series 2025-NQM5-M1
(a)(b)
.............................................. 5.90% 10/25/2070 11,696,121
6,449,000 Series 2025-NQM6-M1
(a)(b)
.............................................. 5.77% 12/25/2070 6,382,134
4,948,353 Series 2026-NQM1-A3
(a)(e)
.............................................. 5.44% 2/25/2071 4,895,796
15,358,000 Series 2026-NQM1-M1
(a)(b)
.............................................. 5.72% 2/25/2071 15,124,279
RALI Trust
12,778,881 Series 2005-QA11-4A1
(b)
............................................... 5.27% 10/25/2035 8,918,643
5,953,594 Series 2005-QA13-2A1
(b)
............................................... 5.13% 12/25/2035 4,952,061
4,776,178 Series 2005-QA3-CB1
(b)
................................................ 3.89% 3/25/2035 1,816,130
132,279 Series 2005-QS12-A11 (-11 x 1 mo. Term SOFR + 49.89%, 0.00% Floor, 51.15% Cap)
(h)
... 9.76% 8/25/2035 121,639
499,783 Series 2005-QS13-1A6 ................................................ 5.50% 9/25/2035 395,479
1,129,723 Series 2005-QS13-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.75% Cap) ......... 4.46% 9/25/2035 913,950
4,631,863 Series 2005-QS13-2A2 (-1 x 1 mo. Term SOFR + 4.94%, 0.00% Floor, 5.05% Cap)
(d)(h)
.... 1.29% 9/25/2035 188,040
4,889,912 Series 2005-QS14-2A1 ................................................ 6.00% 9/25/2035 1,370,079
1,065,423 Series 2005-QS15-2A ................................................. 6.00% 10/25/2035 941,237
1,023,358 Series 2005-QS15-3A ................................................. 6.00% 10/25/2035 903,751
970,321 Series 2005-QS16-A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 5.50% Cap) .......... 4.46% 11/25/2035 814,907
970,153 Series 2005-QS16-A2 (-1 x 1 mo. Term SOFR + 4.69%, 0.00% Floor, 4.80% Cap)
(d)(h)
..... 1.04% 11/25/2035 29,536
544,858 Series 2005-QS17-A1 ................................................. 6.00% 12/25/2035 474,430
563,785 Series 2005-QS17-A10 ................................................ 6.00% 12/25/2035 490,910
1,579,114 Series 2005-QS17-A11 ................................................ 6.00% 12/25/2035 1,374,997
1,122,385 Series 2005-QS17-A2 (1 mo. Term SOFR + 0.96%, 0.85% Floor, 6.00% Cap) .......... 4.61% 12/25/2035 955,374
1,122,385 Series 2005-QS17-A4 (-1 x 1 mo. Term SOFR + 5.04%, 0.00% Floor, 5.15% Cap)
(d)(h)
..... 1.39% 12/25/2035 49,898
903,105 Series 2005-QS17-A6 ................................................. 6.00% 12/25/2035 786,370
343,336 Series 2005-QS5-A3 .................................................. 5.70% 4/25/2035 339,858
1,418,306 Series 2006-QS10-A1 ................................................. 6.00% 8/25/2036 1,239,240
436,143 Series 2006-QS10-A4 ................................................. 5.75% 8/25/2036 376,416
3,032,929 Series 2006-QS11-1A1 ................................................ 6.50% 8/25/2036 2,537,527
935,613 Series 2006-QS12-1A1 ................................................ 6.50% 9/25/2036 347,522
1,306,761 Series 2006-QS12-2A18 ............................................... 5.75% 9/25/2036 1,048,799
2,004,849 Series 2006-QS14-A18 ................................................ 6.25% 11/25/2036 1,646,831
917,139 Series 2006-QS15-A1 ................................................. 6.50% 10/25/2036 803,192
404,115 Series 2006-QS16-A10 ................................................ 6.00% 11/25/2036 323,959
1,436,968 Series 2006-QS16-A11 ................................................ 6.00% 11/25/2036 1,151,968
1,145,399 Series 2006-QS16-A7 ................................................. 6.00% 11/25/2036 918,211
453,284 Series 2006-QS16-A8 ................................................. 6.00% 11/25/2036 363,375
179,373 Series 2006-QS16-A9 ................................................. 6.00% 11/25/2036 143,794
834,699 Series 2006-QS17-A4 ................................................. 6.00% 12/25/2036 700,153
4,771,705 Series 2006-QS17-A5 ................................................. 6.00% 12/25/2036 4,002,550
431,582 Series 2006-QS1-A6 (-8 x 1 mo. Term SOFR + 41.98%, 0.00% Floor, 42.86% Cap)
(h)
..... 14.01% 1/25/2036 440,178
2,967,133 Series 2006-QS3-1A11 ................................................ 6.00% 3/25/2036 2,688,717
761,513 Series 2006-QS4-A8 (-790 x 1 mo. Term SOFR + 5052.56%, 0.10% Floor, 8.00% Cap)
(h)
.. 8.00% 4/25/2036 644,408
3,011,953 Series 2006-QS4-A9 .................................................. 6.00% 4/25/2036 2,456,071
1,737,501 Series 2006-QS5-A3 .................................................. 6.00% 5/25/2036 1,544,275
5,178,406 Series 2006-QS5-A4 .................................................. 6.00% 5/25/2036 4,602,520
1,163,866 Series 2006-QS6-1A16 ................................................ 6.00% 6/25/2036 967,841
1,372,869 Series 2006-QS6-1A2 ................................................. 6.00% 6/25/2036 1,141,643
2,526,778 Series 2006-QS8-A1 .................................................. 6.00% 8/25/2036 2,129,149
4,381,801 Series 2006-QS8-A5 (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)
(d)(h)
...... 1.79% 8/25/2036 282,596
1,549,191 Series 2006-QS9-1A6 (-1 x 1 mo. Term SOFR + 5.19%, 0.00% Floor, 5.30% Cap)
(d)(h)
..... 1.54% 7/25/2036 88,612

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
16,468,446 Series 2007-QA5-1A1
(b)
................................................ 6.28% 9/25/2037 9,605,099
23,723,326 Series 2007-QH5-AII (1 mo. Term SOFR + 0.57%, 0.46% Floor) .................... 4.22% 6/25/2037 10,221,430
7,843,252 Series 2007-QH7-2A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor) ................... 4.36% 8/25/2037 7,238,304
16,768,819 Series 2007-QS10-A1 ................................................. 6.50% 9/25/2037 13,958,893
1,864,926 Series 2007-QS11-A1 ................................................. 7.00% 10/25/2037 1,491,170
5,930,121 Series 2007-QS1-1A2 (-1 x 1 mo. Term SOFR + 5.34%, 0.00% Floor, 5.45% Cap)
(d)(h)
..... 1.69% 1/25/2037 425,629
596,930 Series 2007-QS1-1A4 ................................................. 6.00% 1/25/2037 494,986
1,461,040 Series 2007-QS1-2A10 ................................................ 6.00% 1/25/2037 1,130,626
1,916,051 Series 2007-QS2-A6 .................................................. 6.25% 1/25/2037 1,595,754
10,049,127 Series 2007-QS3-A1 .................................................. 6.50% 2/25/2037 8,506,552
1,602,396 Series 2007-QS3-A4 .................................................. 6.25% 2/25/2037 1,336,344
2,356,703 Series 2007-QS4-3A3 ................................................. 6.00% 3/25/2037 2,039,513
1,026,513 Series 2007-QS5-A1 .................................................. 5.50% 3/25/2037 851,414
423,479 Series 2007-QS5-A5 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 7.00% Cap) ........... 4.06% 3/25/2037 329,350
1,406,469 Series 2007-QS5-A8 (-1 x 1 mo. Term SOFR + 6.59%, 0.00% Floor, 6.70% Cap)
(d)(h)
...... 2.94% 3/25/2037 176,846
1,192,212 Series 2007-QS6-A102 ................................................ 5.75% 4/25/2037 988,227
383,331 Series 2007-QS6-A13 (-8 x 1 mo. Term SOFR + 54.05%, 0.00% Floor, 55.00% Cap)
(h)
.... 23.64% 4/25/2037 547,230
1,707,154 Series 2007-QS6-A45 ................................................. 5.75% 4/25/2037 1,415,062
2,720,675 Series 2007-QS6-A6 .................................................. 6.25% 4/25/2037 2,322,983
187,908 Series 2007-QS6-A77 (-8 x 1 mo. Term SOFR + 54.88%, 0.00% Floor, 55.83% Cap)
(h)
.... 24.48% 4/25/2037 275,218
5,204,139 Series 2007-QS7-2A1 ................................................. 6.75% 6/25/2037 1,832,585
9,931,473 Series 2007-QS9-A33 ................................................. 6.50% 7/25/2037 8,194,770
RAMP Trust
1,235,010 Series 2004-RS7-A3
(b)
................................................. 5.36% 7/25/2034 1,106,597
3,207,184 Series 2006-RS2-A3A (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap) ......... 4.36% 3/25/2036 3,181,182
10,015,255 Series 2006-RS3-A4 (1 mo. Term SOFR + 0.41%, 0.30% Floor, 14.00% Cap) .......... 4.36% 5/25/2036 8,612,410
10,997,339 Series 2006-RS6-A4 (1 mo. Term SOFR + 0.65%, 0.54% Floor) .................... 4.30% 11/25/2036 8,983,060
RASC Trust
3,860,296 Series 2005-KS4-M5 (1 mo. Term SOFR + 1.31%, 1.20% Floor) .................... 5.56% 5/25/2035 4,077,952
2,288,168 Series 2007-EMX1-A13 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 14.00% Cap) ........ 4.16% 1/25/2037 2,454,314
RBSSP Resecuritization Trust
9,670,586 Series 2009-12-20A2
(a)(b)
............................................... 4.43% 12/25/2035 8,403,059
2,876,003 Series 2010-4-7A2
(a)
.................................................. 6.00% 7/26/2037 1,258,634
Renaissance NIM Trust
5,355,470 Series 2006-1-AF6
(e)
.................................................. 5.75% 5/25/2036 2,273,963
2,062,139 Series 2006-2-AF5
(e)
.................................................. 6.25% 8/25/2036 729,138
17,385,181 Series 2006-3-AF3
(e)
.................................................. 5.59% 11/25/2036 5,163,070
18,049,871 Series 2006-3-AF4
(e)
.................................................. 5.81% 11/25/2036 5,577,711
2,933,947 Series 2006-3-AF5
(e)
.................................................. 6.12% 11/25/2036 955,222
10,257,172 Series 2006-4-AF4
(e)
.................................................. 5.47% 1/25/2037 3,091,897
20,198,460 Series 2006-4-AF5
(e)
.................................................. 5.69% 1/25/2037 6,328,375
8,192,822 Series 2007-1-AF1
(e)
.................................................. 5.74% 4/25/2037 1,994,918
5,779,950 Series 2007-1-AF1Z
(e)
................................................. 5.35% 4/25/2037 1,329,819
3,486,895 Series 2007-1-AF2
(e)
.................................................. 5.51% 4/25/2037 814,653
5,072,268 Series 2007-1-AF3
(e)
.................................................. 5.61% 4/25/2037 1,206,760
2,781,357 Series 2007-1-AF4
(e)
.................................................. 5.76% 4/25/2037 679,523
8,232,817 Series 2007-1-AF5
(e)
.................................................. 5.91% 4/25/2037 2,063,948
17,696,892 Series 2007-2-AF2
(e)
.................................................. 5.68% 6/25/2037 4,070,986
22,755,581 Series 2007-2-AF5
(e)
.................................................. 6.20% 6/25/2037 5,841,936
Residential Asset Securitization Trust
4,386,064 Series 2005-A11-2A4 ................................................. 6.00% 10/25/2035 1,687,203
1,041,934 Series 2005-A12-A7 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)
(d)(h)
...... 1.24% 11/25/2035 66,673
1,392,991 Series 2005-A12-A8 (1 mo. Term SOFR + 0.66%, 0.55% Floor, 5.50% Cap) ........... 4.31% 11/25/2035 643,943
1,272,696 Series 2005-A15-1A7 ................................................. 6.00% 2/25/2036 1,267,670
6,996,115 Series 2005-A15-5A3 ................................................. 5.75% 2/25/2036 2,285,384
7,188,950 Series 2005-A16-A1 .................................................. 5.00% 2/25/2036 2,369,271
2,538,002 Series 2005-A8CB-A11 ................................................ 6.00% 7/25/2035 1,317,525
2,564,192 Series 2005-A8CB-A2 (-1 x 1 mo. Term SOFR + 4.89%, 0.00% Floor, 5.00% Cap)
(d)(h)
..... 1.24% 7/25/2035 162,122
4,782,249 Series 2006-A10-A5 .................................................. 6.50% 9/25/2036 1,317,763
643,458 Series 2006-A1-1A3 .................................................. 6.00% 4/25/2036 249,903
7,068,226 Series 2006-A12-A1 .................................................. 6.25% 11/25/2036 2,332,439
7,229,528 Series 2006-A13-A1 .................................................. 6.25% 12/25/2036 2,144,521
10,330,349 Series 2006-A1-3A2 .................................................. 6.00% 4/25/2036 4,020,664
14,812,077 Series 2006-A14C-2A6 (1 mo. Term SOFR + 0.56%, 0.45% Floor, 7.00% Cap) ......... 4.21% 12/25/2036 2,810,605
31,097,576 Series 2006-A14C-2A7 (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)
(d)(h)
.... 2.79% 12/25/2036 3,376,830
5,480,056 Series 2006-A2-A11 .................................................. 6.00% 1/25/2046 1,913,451
3,801,791 Series 2006-A2-A4 ................................................... 6.00% 1/25/2046 1,324,884
3,159,659 Series 2006-A2-A9 ................................................... 6.00% 1/25/2046 1,101,111

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,250,431 Series 2006-A8-1A1 .................................................. 6.00% 8/25/2036 1,540,657
4,467,235 Series 2006-R1-A1 (-4 x 1 mo. Term SOFR + 27.94%, 0.00% Floor, 28.40% Cap)
(h)
...... 13.35% 1/25/2046 3,295,244
18,676,311 Series 2007-A2-1A2 .................................................. 6.00% 4/25/2037 8,952,820
697,476 Series 2007-A3-1A2 (-8 x 1 mo. Term SOFR + 45.51%, 0.00% Floor, 46.38% Cap)
(h)
..... 17.54% 4/25/2037 730,859
5,932,786 Series 2007-A5-1A6 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 6.50% Cap) ........... 4.16% 5/25/2037 664,155
3,892,776 Series 2007-A5-2A3 .................................................. 6.00% 5/25/2037 1,846,608
1,706,005 Series 2007-A5-2A5 .................................................. 6.00% 5/25/2037 809,274
7,234,280 Series 2007-A6-1A2 .................................................. 6.00% 6/25/2037 3,463,510
7,656,795 Series 2007-A7-A1 ................................................... 6.00% 7/25/2037 2,623,802
33,679,504 Series 2007-A7-A2 ................................................... 6.00% 7/25/2037 11,541,168
14,922,677 Series 2007-A7-A6 ................................................... 6.00% 7/25/2037 5,113,648
Residential Mortgage Loan Trust
6,300,000 Series 2020-2-M1
(a)(b)
.................................................. 3.57% 5/25/2060 6,082,799
RFMSI Trust
2,880,747 Series 2006-S10-1A1 ................................................. 6.00% 10/25/2036 2,347,207
822,323 Series 2006-S5-A12 .................................................. 6.00% 6/25/2036 699,235
56,300 Series 2006-S5-A15 .................................................. 6.00% 6/25/2036 47,873
1,702,396 Series 2006-S9-A1 ................................................... 6.25% 9/25/2036 1,349,822
1,994,438 Series 2007-S1-A7 ................................................... 6.00% 1/25/2037 1,650,502
1,191,777 Series 2007-S2-A1 ................................................... 6.00% 2/25/2037 951,220
1,342,669 Series 2007-S2-A4 ................................................... 6.00% 2/25/2037 1,071,654
2,506,609 Series 2007-S2-A5 ................................................... 6.00% 2/25/2037 2,000,655
1,225,635 Series 2007-S3-1A4 .................................................. 6.00% 3/25/2037 877,270
915,615 Series 2007-S4-A1 ................................................... 6.00% 4/25/2037 724,652
512,771 Series 2007-S4-A2 ................................................... 6.00% 4/25/2037 405,809
8,309,159 Series 2007-S5-A1 ................................................... 6.00% 5/25/2037 6,929,474
2,408,027 Series 2007-S5-A8 ................................................... 6.00% 5/25/2037 2,012,644
939,113 Series 2007-S6-2A4 .................................................. 6.00% 6/25/2037 757,570
6,929,476 Series 2007-S7-A20 .................................................. 6.00% 7/25/2037 5,632,332
3,421,726 Series 2007-S8-1A1 .................................................. 6.00% 9/25/2037 2,316,555
2,154,343 Series 2007-SA2-2A1
(b)
................................................ 5.35% 4/25/2037 1,861,315
Santander Mortgage Asset Receivable Trust
2,400,653 Series 2025-NQM3-A3
(a)(e)
.............................................. 6.06% 5/25/2065 2,407,411
3,000,000 Series 2025-NQM3-M1
(a)(b)
.............................................. 6.33% 5/25/2065 3,004,969
7,095,650 Series 2025-NQM6-M1
(a)(b)
.............................................. 5.92% 11/25/2065 7,034,253
5,553,500 Series 2026-NQM1-M1
(a)(b)
.............................................. 5.80% 11/25/2065 5,487,424
5,405,000 Series 2026-NQM2-M1
(a)(b)
.............................................. 5.69% 1/25/2066 5,319,060
Securitized Asset Backed Receivables LLC
3,190,608 Series 2006-NC3-A2B (1 mo. Term SOFR + 0.41%, 0.30% Floor) ................... 4.06% 9/25/2036 1,033,926
4,690,442 Series 2007-BR3-A2A (1 mo. Term SOFR + 0.25%, 0.14% Floor) ................... 3.90% 4/25/2037 3,203,655
4,584,175 Series 2007-BR3-A2B (1 mo. Term SOFR + 0.55%, 0.44% Floor) ................... 4.20% 4/25/2037 3,130,884
12,518,214 Series 2007-BR4-A2B (1 mo. Term SOFR + 0.51%, 0.40% Floor) ................... 4.16% 5/25/2037 7,642,663
Securitized Mortgage Asset Loan Trust
157,155,915 Series 2015-1-PC
(a)(b)
.................................................. 2.88% 2/25/2054 134,635,409
Sequoia Mortgage Trust
28,290 Series 2003-4-2A1 (1 mo. Term SOFR + 0.81%, 0.70% Floor, 11.50% Cap) ............ 4.45% 7/20/2033 28,481
SG Mortgage Securities Trust
1,144,118 Series 2006-FRE1-A1A (1 mo. Term SOFR + 0.45%, 0.34% Floor) .................. 4.10% 2/25/2036 1,127,327
2,254,898 Series 2006-FRE1-A2C (1 mo. Term SOFR + 0.65%, 0.54% Floor) .................. 4.30% 2/25/2036 1,101,720
SGR Residential Mortgage Trust
5,777,000 Series 2026-1-M1
(a)(b)
.................................................. 5.54% 1/25/2066 5,690,902
Soundview Home Equity Loan Trust
11,324,583 Series 2007-NS1-M1 (1 mo. Term SOFR + 0.64%, 0.53% Floor) .................... 4.29% 1/25/2037 11,806,233
2,780,942 Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor) .................. 3.91% 6/25/2037 1,930,862
4,885,186 Series 2007-OPT3-1A1 (1 mo. Term SOFR + 0.28%, 0.17% Floor) .................. 3.93% 8/25/2037 4,285,951
16,149,467 Series 2007-OPT4-1A1 (1 mo. Term SOFR + 1.11%, 1.00% Floor) .................. 4.76% 9/25/2037 12,144,575
40,296,741 Series 2007-WM1W-2A1 (1 mo. Term SOFR + 0.29%, 0.18% Floor) ................. 3.87% 2/25/2037 33,963,753
Specialty Underwriting & Residential Finance
3,474,817 Series 2006-BC2-A2B
(e)
................................................ 3.77% 2/25/2037 1,094,837
11,391,788 Series 2007-AB1-A2C (1 mo. Term SOFR + 0.61%, 0.50% Floor) ................... 4.26% 3/25/2037 5,866,684
Spruce Hill Mortgage Loan Trust
3,664,363 Series 2020-SH1-M1
(a)(b)
............................................... 3.22% 1/28/2050 3,640,437
Starwood Mortgage Residential Trust
6,329,000 Series 2021-1-B2
(a)(b)
.................................................. 4.52% 5/25/2065 5,081,364
5,000,000 Series 2021-2-B1
(a)(b)
.................................................. 2.75% 5/25/2065 4,245,900

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
7,110,000 Series 2021-2-B2
(a)(b)
.................................................. 3.00% 5/25/2065 5,285,510
9,103,000 Series 2021-5-M1
(a)(b)
.................................................. 3.25% 9/25/2066 7,017,360
Structured Adjustable Rate Mortgage Loan Trust
888,304 Series 2005-22-4A1
(b)
................................................. 5.20% 12/25/2035 825,647
1,727,396 Series 2006-12-2A1
(b)
................................................. 4.41% 1/25/2037 1,247,124
7,044,050 Series 2006-1-8A1
(b)
.................................................. 4.59% 2/25/2036 3,656,620
296,644 Series 2006-8-4A4
(b)
.................................................. 4.58% 9/25/2036 271,399
5,196,595 Series 2007-7-1A1 (1 mo. Term SOFR + 0.71%, 0.60% Floor) ..................... 4.36% 8/25/2037 5,180,222
Structured Asset Investment Loan Trust
59,449,901 Series 2006-3-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor) ...................... 4.08% 6/25/2036 37,279,053
6,989,653 Series 2006-4-A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor) ...................... 4.11% 7/25/2036 3,994,416
20,524,922 Series 2006-4-A5 (1 mo. Term SOFR + 0.73%, 0.62% Floor) ...................... 4.38% 7/25/2036 7,528,180
Structured Asset Mortgage Investments, Inc.
6,672,825 Series 2006-AR3-12A2 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 10.50% Cap) ........ 4.16% 5/25/2036 5,615,681
Structured Asset Securities Corp.
235,130 Series 2003-24A-1A3
(b)
................................................ 6.27% 7/25/2033 234,281
8,256,383 Series 2005-5-3A1 ................................................... 6.00% 4/25/2035 3,548,035
55,829,612 Series 2006-BC4-A1 (1 mo. Term SOFR + 0.43%, 0.32% Floor) .................... 4.08% 12/25/2036 30,665,313
4,247,066 Series 2006-BC4-A4 (1 mo. Term SOFR + 0.45%, 0.34% Floor) .................... 4.10% 12/25/2036 4,173,807
33,971,376 Series 2007-4-1A3 (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)
(a)(d)(h)
...... 2.49% 3/28/2045 1,851,698
20,127,500 Series 2007-BC4-M1 (1 mo. Term SOFR + 0.61%, 0.50% Floor) .................... 4.26% 11/25/2037 16,688,890
11,275,548 Series 2007-MN1A-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor)
(a)
................. 4.24% 1/25/2037 7,175,000
11,793,187 Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)
(a)
................... 3.95% 3/25/2037 9,859,024
Suntrust Adjustable Rate Mortgage Loan Trust
3,099,578 Series 2007-2-1A1
(b)
.................................................. 5.59% 4/25/2037 944,108
993,610 Series 2007-3-1A1
(b)
.................................................. 5.76% 6/25/2037 443,701
Suntrust Alternative Loan Trust
137,401 Series 2005-1F-2A3 .................................................. 5.75% 12/25/2035 126,582
453,375 Series 2006-1F-1A3 .................................................. 6.00% 4/25/2036 135,175
Terwin Mortgage Trust
9,997,784 Series 2006-7-2A3 (1 mo. Term SOFR + 0.65%, 0.54% Floor)
(a)
.................... 4.30% 8/25/2037 4,327,980
Thornburg Mortgage Securities Trust
65,157 Series 2003-6-A2 (1 mo. Term SOFR + 1.11%, 1.00% Floor, 11.50% Cap) ............. 4.76% 12/25/2033 63,952
1,943,277 Series 2004-4-5A
(b)
................................................... 2.50% 12/25/2044 1,730,606
4,047,716 Series 2007-1-A1 (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap) ............ 6.09% 3/25/2037 3,413,463
1,033,718 Series 2007-1-A2A (12 mo. Term SOFR + 2.02%, 0.11% Floor, 10.75% Cap) ........... 6.09% 3/25/2037 753,543
Tricon Residential Trust
77,348,200 Series 2025-SFR2-A
(a)
................................................. 5.20% 8/17/2044 76,842,490
14,511,846 Series 2025-SFR2-B
(a)
................................................. 5.42% 8/17/2044 14,298,260
21,477,573 Series 2025-SFR2-C
(a)
................................................. 5.67% 8/17/2044 21,019,385
15,483,831 Series 2025-SFR2-D
(a)
................................................. 6.07% 8/17/2044 15,217,040
VCAT Asset Securitization LLC
6,338,668 Series 2026-NPL1-A1
(a)(e)
............................................... 5.10% 1/25/2056 6,295,358
Velocity Commercial Capital Loan Trust
126,838 Series 2017-2-AFX
(a)(b)
................................................. 3.07% 11/25/2047 126,424
3,536,122 Series 2018-2-A
(a)(b)
................................................... 4.05% 10/26/2048 3,458,737
12,369,612 Series 2019-1-A
(a)(b)
................................................... 3.76% 3/25/2049 11,903,322
1,505,876 Series 2019-1-M4
(a)(b)
.................................................. 4.61% 3/25/2049 1,355,468
3,752,659 Series 2019-2-A
(a)(b)
................................................... 3.13% 7/25/2049 3,645,311
1,906,740 Series 2019-2-M1
(a)(b)
.................................................. 3.26% 7/25/2049 1,765,504
1,305,452 Series 2020-1-M4
(a)(b)
.................................................. 3.54% 2/25/2050 1,023,986
3,097,245 Series 2021-3-A
(a)(b)
................................................... 1.96% 10/25/2051 2,605,950
3,605,470 Series 2024-3-A
(a)(b)
................................................... 6.65% 6/25/2054 3,634,871
34,627,670 Series 2024-6-A
(a)(b)
................................................... 5.81% 12/25/2054 34,678,282
22,389,909 Series 2025-1-A
(a)(b)
................................................... 6.03% 2/25/2055 22,539,433
10,510,125 Series 2025-4-A
(a)(b)
................................................... 5.19% 9/25/2055 10,386,243
71,132,718 Series 2025-5-A
(a)(b)
................................................... 5.32% 12/25/2055 70,511,402
28,819,513 Series 2026-1-A
(a)(b)
................................................... 5.10% 2/25/2056 28,431,559
44,924,896 Series 2026-2-A
(a)(b)
................................................... 5.45% 5/25/2056 44,998,874
Vericrest Opportunity Loan Transferee
451,459 Series 2021-NPL9-A1
(a)(e)
............................................... 5.99% 5/25/2051 451,886
Verus Securitization Trust
6,100,000 Series 2021-3-M1
(a)(b)
.................................................. 2.40% 6/25/2066 4,697,760
4,588,000 Series 2021-4-B1
(a)(b)
.................................................. 3.05% 7/25/2066 3,326,645
2,300,000 Series 2021-4-B2
(a)(b)
.................................................. 3.81% 7/25/2066 1,690,314

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
2,500,000 Series 2021-4-M1
(a)(b)
.................................................. 2.20% 7/25/2066 1,803,909
6,651,000 Series 2021-5-B1
(a)(b)
.................................................. 3.04% 9/25/2066 4,893,899
9,255,000 Series 2021-5-M1
(a)(b)
.................................................. 2.33% 9/25/2066 7,152,322
4,305,000 Series 2023-INV3-B1
(a)(b)
............................................... 8.16% 11/25/2068 4,327,449
8,415,000 Series 2024-8-M1
(a)(b)
.................................................. 5.99% 10/25/2069 8,426,262
1,055,000 Series 2024-R1-M1
(a)(b)
................................................ 5.90% 9/25/2069 1,050,865
1,951,002 Series 2025-10-A3
(a)(e)
................................................. 5.37% 6/25/2070 1,940,873
2,898,000 Series 2025-12-M1
(a)(b)
................................................. 5.76% 12/25/2070 2,871,095
5,190,000 Series 2025-6-M1
(a)(b)
.................................................. 5.97% 7/25/2070 5,172,594
1,390,000 Series 2025-7-M1
(a)(b)
.................................................. 5.82% 8/25/2070 1,382,045
4,127,000 Series 2025-8-M1
(a)
................................................... 5.73% 9/25/2070 4,089,649
8,400,000 Series 2025-9-M1
(a)(b)
.................................................. 5.69% 10/27/2070 8,303,814
14,320,216 Series 2025-R2-A3
(a)(e)
................................................. 5.34% 7/25/2067 14,214,719
9,949,232 Series 2026-1-A3
(a)(e)
.................................................. 5.22% 1/25/2071 9,885,782
4,000,000 Series 2026-1-M1
(a)(b)
.................................................. 5.67% 1/25/2071 3,947,675
15,636,417 Series 2026-2-A3
(a)(e)
.................................................. 5.05% 2/25/2071 15,428,861
10,200,000 Series 2026-2-M1
(a)(b)
.................................................. 5.38% 2/25/2071 10,035,099
56,450,924 Series 2026-3-A1
(a)(b)
.................................................. 4.93% 3/25/2071 55,993,841
11,500,000 Series 2026-3-M1
(a)(b)
.................................................. 5.55% 3/25/2071 11,306,254
6,450,000 Series 2026-5-A3
(a)(e)
.................................................. 5.72% 5/25/2071 6,446,852
4,250,000 Series 2026-5-M1
(a)(b)
.................................................. 5.91% 5/25/2071 4,248,808
34,576,965 Series 2026-R1-A1
(a)(b)
................................................. 4.83% 10/25/2067 34,160,019
2,745,697 Series 2026-R1-A2
(a)(e)
................................................. 5.03% 10/25/2067 2,705,131
4,886,410 Series 2026-R1-A3
(a)(e)
................................................. 5.19% 10/25/2067 4,814,366
4,617,000 Series 2026-R1-B1
(a)(b)
................................................. 5.79% 10/25/2067 4,504,582
8,200,000 Series 2026-R1-M1
(a)(b)
................................................ 5.69% 10/25/2067 8,132,959
Voyager OPTONE Delaware Trust
5,224,286 Series 2009-1-SAC3
(a)(b)(d)
............................................... 29.64% 2/25/2038 4,002,694
WAMU Asset-Backed Certificates
6,944,937 Series 2007-HE1-2A2 (1 mo. Term SOFR + 0.33%, 0.33% Floor) ................... 3.98% 1/25/2037 3,117,515
11,913,372 Series 2007-HE4-1A (1 mo. Term SOFR + 0.28%, 0.28% Floor) .................... 3.93% 7/25/2047 9,095,715
WaMu Mortgage Pass Through Certificates
4,334,461 Series 2005-AR19-B1 (1 mo. Term SOFR + 1.16%, 1.05% Floor, 10.50% Cap) ......... 4.81% 12/25/2045 3,892,891
4,484,097 Series 2006-AR10-1A1
(b)
............................................... 4.44% 9/25/2036 3,987,033
4,359,572 Series 2006-AR15-1A (12 Month US Treasury Average + 0.84%, 0.84% Floor) .......... 4.58% 11/25/2046 3,890,800
2,800,334 Series 2006-AR5-A12B (12 Month US Treasury Average + 0.98%, 0.98% Floor) ........ 4.72% 6/25/2046 2,491,457
379,706 Series 2006-AR6-2A3
(b)
................................................ 4.29% 8/25/2036 350,942
3,491,666 Series 2007-HY3-4A1
(b)
................................................ 4.70% 3/25/2037 3,237,044
5,354,828 Series 2007-HY5-1A1
(b)
................................................ 3.78% 5/25/2037 4,880,767
Washington Mutual Alternative Mortgage Pass-Through Certificates
3,067,194 Series 2005-1-2A .................................................... 6.00% 3/25/2035 2,693,360
715,370 Series 2005-4-5A1 ................................................... 5.50% 6/25/2035 626,216
289,192 Series 2005-5-CB12 (-11 x 1 mo. Term SOFR + 49.34%, 0.00% Floor, 50.60% Cap)
(h)
..... 9.21% 7/25/2035 256,340
985,767 Series 2005-5-CB6 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 7.50% Cap) ............ 4.36% 7/25/2035 879,856
228,805 Series 2005-6-2A7 ................................................... 5.50% 8/25/2035 198,455
2,599,498 Series 2005-7-2CB6 (1 mo. Term SOFR + 1.56%, 1.45% Floor, 6.00% Cap) ........... 5.21% 8/25/2035 2,543,472
236,318 Series 2005-7-2CB7 (-11 x 1 mo. Term SOFR + 48.79%, 0.00% Floor, 50.05% Cap)
(h)
..... 8.66% 8/25/2035 215,444
1,894,967 Series 2005-7-3CB ................................................... 6.50% 8/25/2035 1,657,444
3,873,910 Series 2005-8-1A2 ................................................... 5.50% 10/25/2035 3,384,843
4,128,368 Series 2005-9-2A2 ................................................... 5.50% 11/25/2035 3,848,944
854,188 Series 2005-9-CX
(d)
................................................... 5.50% 11/25/2035 141,117
3,601,480 Series 2006-1-2CB1 .................................................. 7.00% 2/25/2036 2,719,809
1,208,356 Series 2006-1-3A1 ................................................... 5.75% 2/25/2036 1,141,637
609,314 Series 2006-1-3A2 ................................................... 5.75% 2/25/2036 574,045
518,254 Series 2006-1-3A7 ................................................... 5.75% 2/25/2036 489,248
1,625,477 Series 2006-3-3CB4 .................................................. 6.00% 4/25/2036 1,430,522
942,434 Series 2006-5-1A8 ................................................... 5.75% 7/25/2036 747,597
2,096,082 Series 2006-5-2CB1 .................................................. 6.00% 7/25/2036 1,504,481
3,807,368 Series 2006-5-2CB6 ................................................... 6.00% 7/25/2036 2,732,770
12,375,960 Series 2006-5-3A3
(e)
.................................................. 6.72% 7/25/2036 2,544,357
5,157,364 Series 2006-5-3A5
(e)
.................................................. 6.95% 7/25/2036 1,059,349
7,059,369 Series 2006-8-A4
(e)
................................................... 4.06% 10/25/2036 2,472,559
2,675,025 Series 2006-9-A7
(e)
................................................... 4.02% 10/25/2036 836,348
3,248,323 Series 2006-AR10-A1 (1 mo. Term SOFR + 0.31%, 0.20% Floor) ................... 3.96% 12/25/2036 1,602,474
4,544,883 Series 2006-AR4-2A (12 Month US Treasury Average + 0.95%, 0.95% Floor) ........... 4.69% 6/25/2046 3,519,500
4,268,238 Series 2006-AR5-4A (12 Month US Treasury Average + 0.99%, 0.99% Floor) ........... 4.73% 6/25/2046 3,599,035
5,903,412 Series 2007-2-1A6 ................................................... 6.00% 4/25/2037 4,962,935
2,196,293 Series 2007-3-A3 .................................................... 6.00% 4/25/2037 1,888,348

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,983,329 Series 2007-4-1A1 ................................................... 5.50% 6/25/2037 1,924,979
131,242 Series 2007-5-A11 (-6 x 1 mo. Term SOFR + 38.79%, 0.00% Floor, 39.48% Cap)
(h)
....... 16.90% 6/25/2037 156,532
3,281,051 Series 2007-5-A6 .................................................... 6.00% 6/25/2037 3,027,556
4,635,566 Series 2007-OC1-A2 (1 mo. Term SOFR + 0.35%, 0.24% Floor) .................... 4.00% 1/25/2047 4,323,954
Washington Mutual Asset-Backed Certificates
970,980 Series 2006-HE2-A4 (1 mo. Term SOFR + 0.59%, 0.48% Floor) .................... 4.24% 5/25/2036 776,876
18,477,720 Series 2007-HE2-2A2 (1 mo. Term SOFR + 0.55%, 0.44% Floor) ................... 4.20% 2/25/2037 5,523,438
Wells Fargo Alternative Loan Trust
356,204 Series 2007-PA1-A10 ................................................. 6.00% 3/25/2037 329,387
1,564,014 Series 2007-PA1-A3 .................................................. 6.00% 3/25/2037 1,446,266
1,348,522 Series 2007-PA1-A5 .................................................. 6.00% 3/25/2037 1,246,998
2,210,160 Series 2007-PA1-A6 .................................................. 6.00% 3/25/2037 2,043,767
9,291,237 Series 2007-PA2-1A1 ................................................. 6.00% 6/25/2037 8,458,221
1,346,556 Series 2007-PA2-3A1 (1 mo. Term SOFR + 0.46%, 0.35% Floor, 7.00% Cap) .......... 4.11% 6/25/2037 1,000,685
1,983,686 Series 2007-PA2-3A2 (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)
(d)(h)
..... 2.89% 6/25/2037 222,656
3,193,753 Series 2007-PA3-2A1 ................................................. 6.00% 7/25/2037 2,907,396
1,268,898 Series 2007-PA3-2A4 ................................................. 6.00% 7/25/2037 1,155,127
1,959,074 Series 2007-PA3-3A1 ................................................. 6.25% 7/25/2037 1,733,454
16,700,853 Series 2007-PA5-1A1 ................................................. 6.25% 11/25/2037 14,311,430
2,472,044 Series 2007-PA6-A1
(b)
................................................. 5.80% 12/28/2037 2,279,254
Wells Fargo Mortgage Backed Securities Trust
874,450 Series 2006-AR12-1A1
(b)
............................................... 6.72% 9/25/2036 802,647
407,942 Series 2006-AR13-A2
(b)
................................................ 6.36% 9/25/2036 402,059
468,669 Series 2006-AR4-2A1
(b)
................................................ 5.70% 4/25/2036 468,275
754,569 Series 2007-7-A1 .................................................... 6.00% 6/25/2037 698,126
52,479 Series 2007-7-A32 ................................................... 5.75% 6/25/2037 48,080
1,699,234 Series 2007-7-A34 ................................................... 6.00% 6/25/2037 1,572,128
460,235 Series 2007-7-A36 ................................................... 6.00% 6/25/2037 425,791
156,519 Series 2007-7-A43 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap) ............ 4.26% 6/25/2037 139,428
427,606 Series 2007-7-A49 ................................................... 6.00% 6/25/2037 395,620
181,026 Series 2007-7-A8 (1 mo. Term SOFR + 0.61%, 0.50% Floor, 7.00% Cap) ............. 4.26% 6/25/2037 161,259
81,664 Series 2007-7-A9 (-6 x 1 mo. Term SOFR + 38.31%, 0.00% Floor, 39.00% Cap)
(h)
....... 16.42% 6/25/2037 87,209
6,782,835 Series 2007-AR9-A1
(b)
................................................. 5.85% 12/28/2037 6,142,828
Woodward Capital Management
10,000,000 Series 2026-CES6-A1A
(a)(e)
.............................................. 5.32% 6/25/2056 10,020,360
Total Non-Agency Residential Collateralized Mortgage Obligations
(Cost $10,002,958,975) 7,748,579,870
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 48.1%
Fannie Mae Whole Loan
3,389,721 Series 2003-W17-1A7 ................................................. 5.75% 8/25/2033 3,393,938
945,404 Series 2004-W10-A6 .................................................. 5.75% 8/25/2034 962,061
Federal Home Loan Mortgage Corp.
1,458,552 Pool C03490 ....................................................... 4.50% 8/1/2040 1,444,979
7,138,830 Pool C91388 ....................................................... 3.50% 2/1/2032 6,964,522
3,714,936 Pool C91403 ....................................................... 3.50% 3/1/2032 3,622,964
3,688,475 Pool C91413 ....................................................... 3.50% 12/1/2031 3,600,906
1,938,050 Pool C91417 ....................................................... 3.50% 1/1/2032 1,891,382
7,910,454 Pool C91447 ....................................................... 3.50% 5/1/2032 7,709,274
3,255,495 Pool C91596 ....................................................... 3.00% 2/1/2033 3,135,137
1,385,698 Pool D98901 ....................................................... 3.50% 1/1/2032 1,351,892
3,032,690 Pool D98923 ....................................................... 3.50% 1/1/2032 2,957,687
4,098,433 Pool D99724 ....................................................... 3.00% 11/1/2032 3,949,041
3,978,876 Pool G01840 ....................................................... 5.00% 7/1/2035 3,995,947
953,636 Pool G04817 ....................................................... 5.00% 9/1/2038 963,405
3,933,077 Pool G07801 ....................................................... 4.00% 10/1/2044 3,782,105
8,348,023 Pool G07862 ....................................................... 4.00% 1/1/2044 8,044,845
9,648,281 Pool G07905 ....................................................... 4.00% 1/1/2042 9,336,429
19,272,411 Pool G08534 ....................................................... 3.00% 6/1/2043 17,461,206
6,150,768 Pool G08537 ....................................................... 3.00% 7/1/2043 5,570,495
11,460,333 Pool G08614 ....................................................... 3.00% 11/1/2044 10,359,675
13,453,441 Pool G08619 ....................................................... 3.00% 12/1/2044 12,158,550
17,275,925 Pool G08622 ....................................................... 3.00% 1/1/2045 15,549,828
14,252,220 Pool G08653 ....................................................... 3.00% 7/1/2045 12,859,699
8,229,216 Pool G08658 ....................................................... 3.00% 8/1/2045 7,413,703

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
9,392,109 Pool G08670 ....................................................... 3.00% 10/1/2045 8,468,549
109,346,783 Pool G08675 ....................................................... 3.00% 11/1/2045 98,594,418
45,852,740 Pool G08680 ....................................................... 3.00% 12/1/2045 41,280,177
19,037,286 Pool G08686 ....................................................... 3.00% 1/1/2046 17,151,494
41,969,152 Pool G08692 ....................................................... 3.00% 2/1/2046 37,796,453
13,577,482 Pool G08705 ....................................................... 3.00% 5/1/2046 12,207,890
15,699,788 Pool G08715 ....................................................... 3.00% 8/1/2046 14,099,013
811,624 Pool G08800 ....................................................... 3.50% 2/1/2048 744,332
5,405,072 Pool G16072 ....................................................... 3.00% 2/1/2032 5,234,564
19,183,949 Pool G60251 ....................................................... 3.50% 10/1/2045 17,867,268
46,777,046 Pool G60393 ....................................................... 3.50% 1/1/2046 43,566,341
2,135,749 Pool J22834 ........................................................ 2.50% 3/1/2028 2,106,858
16,718,006 Pool Q13637 ....................................................... 3.00% 11/1/2042 15,187,740
16,904,561 Pool Q13638 ....................................................... 3.00% 11/1/2042 15,358,860
28,091,689 Pool Q16672 ....................................................... 3.00% 3/1/2043 25,492,474
1,843,002 Pool Q23595 ....................................................... 4.00% 12/1/2043 1,777,130
1,771,411 Pool Q24052 ....................................................... 4.00% 1/1/2044 1,700,864
1,598,325 Pool Q24172 ....................................................... 4.00% 1/1/2044 1,541,190
1,988,517 Pool Q24979 ....................................................... 4.00% 2/1/2044 1,909,521
7,727,194 Pool Q31596 ....................................................... 3.50% 2/1/2045 7,196,874
3,445,242 Pool Q32861 ....................................................... 3.50% 4/1/2045 3,208,782
8,466,983 Pool Q32921 ....................................................... 3.50% 4/1/2045 7,885,814
8,795,431 Pool Q39502 ....................................................... 3.50% 3/1/2046 8,189,431
19,020,348 Pool Q44073 ....................................................... 3.00% 9/1/2046 17,052,323
8,354,286 Pool QE2022 ....................................................... 3.00% 5/1/2052 7,368,834
13,941,470 Pool QU7965 ....................................................... 2.00% 9/1/2051 10,986,224
12,537,558 Pool QU7970 ....................................................... 2.00% 9/1/2051 9,879,812
12,739,671 Pool RA2853 ....................................................... 2.50% 6/1/2050 10,767,844
17,052,398 Pool RA4218 ....................................................... 2.50% 12/1/2050 14,568,679
13,232,148 Pool RA4968 ....................................................... 2.50% 4/1/2046 11,385,281
47,251,399 Pool RA5267 ....................................................... 3.00% 5/1/2051 41,684,200
6,876,431 Pool RA7554 ....................................................... 4.00% 6/1/2052 6,462,783
73,679,402 Pool RA7939 ....................................................... 5.00% 9/1/2052 73,168,284
59,724,847 Pool RB5089 ....................................................... 1.50% 12/1/2040 50,499,294
6,264,942 Pool RB5106 ....................................................... 2.50% 3/1/2041 5,604,437
69,080,460 Pool RB5110 ....................................................... 1.50% 5/1/2041 58,118,060
14,046,814 Pool RJ1071 ....................................................... 6.00% 3/1/2054 14,617,909
22,390,310 Pool RJ3964 ....................................................... 5.50% 4/1/2055 22,839,499
53,958,799 Pool RJ4147 ....................................................... 5.50% 5/1/2055 54,541,583
25,690,773 Pool SD0699 ....................................................... 2.00% 11/1/2050 21,207,536
36,615,646 Pool SD0715 ....................................................... 2.00% 9/1/2051 30,131,890
53,176,954 Pool SD2120 ....................................................... 3.00% 10/1/2051 47,054,532
29,954,903 Pool SD2386 ....................................................... 3.50% 6/1/2052 27,352,486
48,027,076 Pool SD2692 ....................................................... 4.50% 4/1/2053 46,542,632
23,429,899 Pool SD2839 ....................................................... 3.00% 8/1/2052 20,694,289
14,081,298 Pool SD2971 ....................................................... 2.50% 3/1/2052 12,027,664
10,541,420 Pool SD3033 ....................................................... 5.50% 5/1/2053 10,826,546
30,020,696 Pool SD3081 ....................................................... 5.50% 6/1/2053 30,390,875
56,018,295 Pool SD3093 ....................................................... 2.50% 3/1/2052 47,948,578
42,762,978 Pool SD3454 ....................................................... 5.50% 8/1/2053 43,456,133
19,629,058 Pool SD3912 ....................................................... 5.50% 9/1/2053 19,970,697
30,533,309 Pool SD4701 ....................................................... 6.00% 2/1/2054 31,612,795
35,011,751 Pool SD4887 ....................................................... 6.00% 2/1/2054 36,387,655
18,844,556 Pool SD4888 ....................................................... 6.00% 2/1/2054 19,583,878
41,420,748 Pool SD4965 ....................................................... 5.50% 2/1/2054 42,067,644
57,645,913 Pool SD4977 ....................................................... 5.00% 11/1/2053 57,055,979
12,183,630 Pool SD5366 ....................................................... 6.00% 4/1/2054 12,663,541
28,472,683 Pool SD5603 ....................................................... 5.50% 6/1/2054 29,034,363
8,575,563 Pool SD5617 ....................................................... 6.00% 6/1/2054 8,931,965
41,229,026 Pool SD5814 ....................................................... 6.00% 7/1/2054 42,948,049
25,478,895 Pool SD5964 ....................................................... 5.50% 11/1/2053 25,944,834
17,750,410 Pool SD5968 ....................................................... 6.00% 7/1/2054 18,463,345
23,108,467 Pool SD7162 ....................................................... 5.50% 12/1/2054 23,564,342
155,595,908 Pool SD7534 ....................................................... 2.50% 2/1/2051 133,398,335
13,057,738 Pool SD7535 ....................................................... 2.50% 2/1/2051 11,156,184
18,698,491 Pool SD7564 ....................................................... 5.00% 6/1/2053 18,655,046
16,786,817 Pool SD7565 ....................................................... 5.50% 9/1/2053 17,080,070
48,039,508 Pool SD7568 ....................................................... 5.50% 2/1/2054 49,016,162
70,393,417 Pool SD7569 ....................................................... 6.00% 4/1/2054 73,126,280
2,500,024 Pool SD8168 ....................................................... 3.00% 9/1/2051 2,191,485

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
6,709,550 Pool SD8169 ....................................................... 3.50% 9/1/2051 6,116,238
36,982,486 Pool SD8213 ....................................................... 3.00% 5/1/2052 32,349,137
22,958,033 Pool SD8329 ....................................................... 5.00% 6/1/2053 22,696,630
35,863,611 Pool SE9043 ....................................................... 2.00% 9/1/2051 28,261,249
30,799,986 Pool SL1124 ........................................................ 6.00% 4/1/2055 31,686,259
69,687,636 Pool SL1142 ........................................................ 5.50% 4/1/2055 71,066,378
22,657,821 Pool SL1712 ....................................................... 6.00% 12/1/2054 23,265,866
11,812,248 Pool SL2456 ....................................................... 5.50% 8/1/2055 11,916,469
38,030,085 Pool SL2711 ........................................................ 5.50% 9/1/2055 38,373,155
11,407,840 Pool SL3352 ....................................................... 5.00% 11/1/2055 11,366,290
41,212,985 Pool SL3360 ....................................................... 5.50% 11/1/2055 41,442,664
60,334,632 Pool SL3800 ....................................................... 5.00% 12/1/2055 59,966,069
27,135,073 Pool SL3934 ....................................................... 5.00% 2/1/2053 26,887,163
61,924,829 Pool SL4228 ....................................................... 5.50% 2/1/2056 62,425,953
71,749,679 Pool SL4408 ....................................................... 5.00% 3/1/2056 71,471,260
871,446 Pool T60392 ........................................................ 4.00% 10/1/2041 825,829
1,175,618 Pool T60681 ........................................................ 4.00% 5/1/2042 1,121,407
4,497,711 Pool T60782 ........................................................ 3.50% 7/1/2042 4,161,796
5,144,708 Pool T60853 ........................................................ 3.50% 9/1/2042 4,760,496
4,941,754 Pool T60854 ........................................................ 3.50% 9/1/2042 4,572,706
893,928 Pool T65110 ........................................................ 3.50% 10/1/2042 829,405
5,144,081 Pool T65492 ........................................................ 3.00% 6/1/2048 4,539,211
497,431 Pool T69016 ........................................................ 5.00% 6/1/2041 490,363
8,069,637 Pool T69050 ........................................................ 3.50% 5/1/2046 7,471,321
120,524 Pool U60299 ....................................................... 4.00% 11/1/2040 116,080
113,553,913 Pool U69911 ....................................................... 4.00% 4/1/2045 109,365,570
35,284,660 Pool U69913 ....................................................... 3.50% 6/1/2043 33,260,543
1,005,785 Pool U99125 ....................................................... 3.00% 1/1/2043 917,552
39,350,845 Pool V81821 ....................................................... 3.00% 8/1/2045 35,530,721
11,175,704 Pool V82117 ........................................................ 3.00% 12/1/2045 10,076,766
5,646,453 Pool V82248 ....................................................... 3.50% 3/1/2046 5,187,994
49,739,667 Pool WA4493 ....................................................... 4.10% 8/1/2032 48,488,413
10,500,000 Pool WN1221 ....................................................... 4.80% 12/1/2029 10,568,414
19,180,000 Pool WN1240 ....................................................... 4.40% 12/1/2029 19,077,684
40,000,000 Pool WN2184 ....................................................... 2.50% 4/1/2032 36,149,982
23,117,519 Pool WN2311 ....................................................... 4.80% 1/1/2030 23,269,296
44,506,203 Pool WN2358 ....................................................... 4.30% 1/1/2030 44,239,665
21,285,732 Pool WN2396 ....................................................... 4.79% 3/1/2030 21,419,734
15,225,000 Pool WN2423 ....................................................... 4.19% 6/1/2030 15,062,530
13,881,000 Pool WN2579 ....................................................... 4.85% 3/1/2029 13,977,855
62,896,295 Pool Z40117 ........................................................ 3.00% 4/1/2045 56,869,885
55,000,554 Pool Z40206 ....................................................... 3.50% 2/1/2047 51,002,852
16,373,094 Pool Z40264 ....................................................... 4.00% 11/1/2040 15,920,084
98,310,017 Pool Z40265 ....................................................... 3.50% 8/1/2047 90,809,797
10,295,799 Pool ZS4706 ....................................................... 3.00% 3/1/2047 9,213,840
5,255,262 Pool ZS4750 ....................................................... 3.00% 1/1/2048 4,678,800
9,286,166 Pool ZS4778 ....................................................... 4.00% 7/1/2048 8,816,347
7,742,918 Pool ZS4790 ....................................................... 4.00% 9/1/2048 7,350,348
11,629,916 Pool ZT1827 ....................................................... 3.00% 7/1/2047 10,413,783
215,709 Series 2519-ZD ..................................................... 5.50% 11/15/2032 219,382
109,340 Series 2596-ZL ...................................................... 5.00% 4/15/2033 109,869
8,849,778 Series 267-30 ....................................................... 3.00% 8/15/2042 8,023,033
87,554 Series 2684-ZN ..................................................... 4.00% 10/15/2033 84,776
6,158,123 Series 274-30 ....................................................... 3.00% 8/15/2042 5,546,077
489,922 Series 2750-ZT ...................................................... 5.00% 2/15/2034 493,167
24,404,833 Series 280-30 ....................................................... 3.00% 9/15/2042 22,300,310
1,608,592 Series 2825-PZ ..................................................... 5.50% 7/15/2034 1,641,793
4,497,028 Series 284-300 ...................................................... 3.00% 10/15/2042 4,131,766
893,157 Series 2898-JZ ...................................................... 5.00% 12/15/2034 899,001
2,516,731 Series 2899-AZ ..................................................... 5.00% 12/15/2034 2,542,087
1,159,930 Series 2909-Z ....................................................... 5.00% 12/15/2034 1,171,816
2,776,283 Series 2932-Z ....................................................... 5.00% 2/15/2035 2,791,091
943,399 Series 3002-SN (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)
(d)(h)
....... 2.79% 7/15/2035 59,908
646,515 Series 3030-SL (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(d)(h)
....... 2.39% 9/15/2035 41,001
215,476 Series 3045-DI (-1 x 30 day avg SOFR US + 6.62%, 0.00% Floor, 6.73% Cap)
(d)(h)
....... 3.02% 10/15/2035 16,103
1,724,904 Series 3116-Z ....................................................... 5.50% 2/15/2036 1,757,126
255,602 Series 3117-ZN ..................................................... 4.50% 2/15/2036 252,803
867,232 Series 3174-PZ ..................................................... 5.00% 1/15/2036 870,280
213,576 Series 3187-JZ ...................................................... 5.00% 7/15/2036 214,335
613,323 Series 3188-ZK ..................................................... 5.00% 7/15/2036 616,392

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
864,987 Series 3203-SE (-1 x 30 day avg SOFR US + 6.39%, 0.00% Floor, 6.50% Cap)
(d)(h)
....... 2.79% 8/15/2036 77,557
1,294,044 Series 3203-Z ....................................................... 5.00% 7/15/2036 1,299,275
1,315,206 Series 3261-SA (-1 x 30 day avg SOFR US + 6.32%, 0.00% Floor, 6.43% Cap)
(d)(h)
....... 2.72% 1/15/2037 108,550
3,776,267 Series 326-300 ...................................................... 3.00% 3/15/2044 3,420,714
1,088,076 Series 3275-SC (-1 x 30 day avg SOFR US + 5.97%, 0.00% Floor, 6.08% Cap)
(d)(h)
....... 2.37% 2/15/2037 81,143
282,810 Series 3315-HZ ..................................................... 6.00% 5/15/2037 293,586
915,634 Series 3326-GS (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)
(d)(h)
....... 2.94% 6/15/2037 68,945
233,833 Series 3351-ZC ..................................................... 5.50% 7/15/2037 238,201
2,992,608 Series 3355-BI (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(d)(h)
....... 2.34% 8/15/2037 234,474
141,391 Series 3369-Z ....................................................... 6.00% 9/15/2037 146,824
453,043 Series 3405-ZG ..................................................... 5.50% 1/15/2038 463,882
116,094 Series 3417-SI (-1 x 30 day avg SOFR US + 6.07%, 0.00% Floor, 6.18% Cap)
(d)(h)
....... 2.47% 2/15/2038 7,662
553,475 Series 3423-GS (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)
(d)(h)
....... 1.94% 3/15/2038 32,041
90,886 Series 3423-SG (-1 x 30 day avg SOFR US + 5.54%, 0.00% Floor, 5.65% Cap)
(d)(h)
....... 1.94% 3/15/2038 5,176
131,377 Series 3451-S (-1 x 30 day avg SOFR US + 5.92%, 0.00% Floor, 6.03% Cap)
(d)(h)
........ 2.32% 2/15/2037 7,881
56,479 Series 3473-SM (-1 x 30 day avg SOFR US + 5.96%, 0.00% Floor, 6.07% Cap)
(d)(h)
...... 2.36% 7/15/2038 3,601
1,027,266 Series 3484-SE (-1 x 30 day avg SOFR US + 5.74%, 0.00% Floor, 5.85% Cap)
(d)(h)
....... 2.14% 8/15/2038 62,139
1,441,741 Series 3519-SD (-1 x 30 day avg SOFR US + 5.44%, 0.00% Floor, 5.55% Cap)
(d)(h)
....... 1.84% 2/15/2038 92,041
463,587 Series 3524-LB
(b)(d)(j)
.................................................. 3.21% 6/15/2038 440,835
49,349 Series 3530-GZ ..................................................... 4.50% 5/15/2039 47,807
1,275,744 Series 3541-EI (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)
(d)(h)
....... 3.04% 6/15/2039 125,229
102,831 Series 3545-SA (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)
(d)(h)
....... 2.44% 6/15/2039 6,801
42,778 Series 3549-SA (-1 x 30 day avg SOFR US + 5.69%, 0.00% Floor, 5.80% Cap)
(d)(h)
....... 2.09% 7/15/2039 2,740
1,595,017 Series 3577-LS (-1 x 30 day avg SOFR US + 7.09%, 0.00% Floor, 7.20% Cap)
(d)(h)
....... 3.49% 8/15/2035 162,411
522,977 Series 3582-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(d)(h)
....... 2.29% 10/15/2049 34,357
497,568 Series 3583-GB ..................................................... 4.50% 10/15/2039 492,380
563,216 Series 3616-SG (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)
(d)(h)
....... 2.64% 3/15/2032 16,985
1,528,552 Series 3626-AZ ..................................................... 5.50% 8/15/2036 1,557,111
1,940,879 Series 3654-ZB ..................................................... 5.50% 11/15/2037 1,976,094
27,101,690 Series 367-C28
(d)
.................................................... 3.00% 7/15/2050 4,631,989
1,358,253 Series 3702-SG (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(d)(h)
....... 2.34% 8/15/2032 64,088
841,698 Series 3712-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)
(h)
...... 6.47% 8/15/2040 906,936
1,283,206 Series 3724-CM ..................................................... 5.50% 6/15/2037 1,309,415
4,225,762 Series 3726-SA (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(d)(h)
....... 2.34% 9/15/2040 342,411
4,674,509 Series 3752-BS (-2 x 30 day avg SOFR US + 9.77%, 0.00% Floor, 10.00% Cap)
(h)
....... 2.59% 11/15/2040 3,724,415
929,105 Series 3771-AL ...................................................... 4.00% 12/15/2030 921,148
2,101,458 Series 3779-BY ..................................................... 3.50% 12/15/2030 2,063,967
2,408,850 Series 3779-LB ...................................................... 4.00% 12/15/2030 2,376,097
568,561 Series 3779-YA ...................................................... 3.50% 12/15/2030 558,417
1,980,212 Series 3783-AC ..................................................... 4.00% 1/15/2031 1,963,350
2,984,617 Series 3786-SG (-2 x 30 day avg SOFR US + 9.27%, 0.00% Floor, 9.50% Cap)
(h)
........ 2.09% 1/15/2041 2,166,655
1,737,035 Series 3788-AY ...................................................... 3.50% 1/15/2031 1,699,880
419,880 Series 3790-Z ....................................................... 4.00% 1/15/2041 401,527
1,028,420 Series 3803-ZM ..................................................... 4.00% 2/15/2041 983,477
8,846,414 Series 3806-CZ ..................................................... 5.50% 7/15/2034 9,010,121
2,050,761 Series 3812-EY ..................................................... 3.50% 2/15/2031 2,006,486
800,423 Series 3818-CZ ..................................................... 4.50% 3/15/2041 783,120
3,180,946 Series 3828-SW (-3 x 30 day avg SOFR US + 12.86%, 0.00% Floor, 13.20% Cap)
(h)
...... 2.08% 2/15/2041 2,554,043
5,194,126 Series 3843-PZ ..................................................... 5.00% 4/15/2041 5,211,841
78,894,341 Series 386-C19
(d)
.................................................... 2.50% 3/15/2052 12,360,672
143,588,973 Series 386-C4
(d)
..................................................... 2.50% 8/15/2051 21,460,648
90,709,002 Series 386-C6
(d)
..................................................... 2.50% 12/15/2050 13,780,259
2,504,157 Series 3870-PB ..................................................... 4.50% 6/15/2041 2,478,631
3,407,247 Series 3872-BA ..................................................... 4.00% 6/15/2041 3,324,509
1,830,381 Series 3877-EY ..................................................... 4.50% 6/15/2041 1,799,981
750,119 Series 3877-GY ..................................................... 4.50% 6/15/2041 737,080
57,914,304 Series 389-C40
(d)
.................................................... 2.50% 10/15/2052 8,943,532
1,504,586 Series 3900-SB (-1 x 30 day avg SOFR US + 5.86%, 0.00% Floor, 5.97% Cap)
(d)(h)
....... 2.26% 7/15/2041 104,481
1,268,753 Series 3910-ZE ..................................................... 5.00% 10/15/2034 1,274,913
2,594,447 Series 3919-KL ...................................................... 4.50% 9/15/2041 2,570,467
8,192,913 Series 3919-ZJ ...................................................... 4.00% 9/15/2041 7,917,655
522,091 Series 3942-JZ ...................................................... 4.00% 10/15/2041 498,698
3,223,969 Series 3944-AZ ..................................................... 4.00% 10/15/2041 3,080,836
1,454,946 Series 3946-SM (-3 x 30 day avg SOFR US + 14.36%, 0.00% Floor, 14.70% Cap)
(h)
...... 3.58% 10/15/2041 1,108,667
5,664,995 Series 3969-AB ..................................................... 4.00% 10/15/2033 5,572,400
1,340,360 Series 3982-AZ ..................................................... 3.50% 1/15/2042 1,245,062
1,961,324 Series 3999-EZ ..................................................... 4.00% 2/15/2042 1,878,923
1,153,047 Series 4121-AV ..................................................... 3.00% 12/15/2035 1,144,700
10,398,044 Series 4183-ZB
(k)
.................................................... 3.00% 3/15/2043 8,545,974
3,703,638 Series 4186-ZJ
(k)
..................................................... 3.00% 3/15/2033 3,485,341

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
40,143,373 Series 4212-US (-1 x 30 day avg SOFR US + 5.26%, 0.00% Floor, 5.40% Cap)
(h)
........ 0.95% 6/15/2043 26,733,178
19,309,604 Series 4223-US (-1 x 30 day avg SOFR US + 5.29%, 0.00% Floor, 5.43% Cap)
(h)
........ 0.96% 7/15/2043 12,210,445
8,852,526 Series 4249-CS (-1 x 30 day avg SOFR US + 4.56%, 0.00% Floor, 4.65% Cap)
(h)
........ 1.87% 9/15/2043 6,676,200
21,138,569 Series 4305-DZ ..................................................... 3.50% 2/15/2054 19,246,257
6,468,624 Series 4341-ZA ...................................................... 3.00% 5/15/2044 5,875,995
927,544 Series 4379-KA ..................................................... 3.00% 8/15/2044 876,729
31,739,773 Series 4384-ZY ..................................................... 3.00% 9/15/2044 28,901,600
15,077,997 Series 4390-CZ
(k)
.................................................... 3.50% 9/15/2054 12,969,092
4,407,784 Series 4427-PS (-1 x 30 day avg SOFR US + 5.49%, 0.00% Floor, 5.60% Cap)
(d)(h)
....... 1.89% 7/15/2044 173,222
516,826 Series 4438-B ...................................................... 3.00% 10/15/2043 505,020
12,077,424 Series 4441-VZ
(k)
.................................................... 3.00% 2/15/2045 10,749,098
467,520 Series 4471-BA ..................................................... 3.00% 12/15/2041 466,684
406,535 Series 4471-BC ..................................................... 3.00% 12/15/2041 405,808
3,885,604 Series 4500-GO
(j)
.................................................... 0.00% 8/15/2045 3,120,235
6,122,340 Series 4504-CA ..................................................... 3.00% 4/15/2044 5,937,325
21,247,273 Series 4543-HG ..................................................... 2.70% 4/15/2044 20,422,669
11,497,677 Series 4632-MH ..................................................... 4.00% 11/15/2056 10,640,249
4,402,469 Series 4744-JA ...................................................... 3.00% 9/15/2047 4,008,430
3,697,467 Series 4744-KA ..................................................... 3.00% 8/15/2046 3,549,953
8,921,275 Series 4746-ZN ..................................................... 3.50% 12/15/2047 8,203,208
21,534,000 Series 4759-NL ...................................................... 3.00% 2/15/2048 19,114,196
6,226,132 Series 4776-YP ..................................................... 3.50% 2/15/2048 5,768,286
21,517,291 Series 4778-DZ ..................................................... 4.00% 4/15/2048 20,261,836
4,660,387 Series 4791-IO
(d)
..................................................... 3.00% 5/15/2048 797,834
22,358,930 Series 4791-JT ...................................................... 3.00% 5/15/2048 19,887,532
3,648,741 Series 4791-LI
(d)
..................................................... 3.00% 5/15/2048 513,441
3,648,741 Series 4791-LO
(j)
..................................................... 0.00% 5/15/2048 2,797,660
15,033,505 Series 4791-PO
(j)
.................................................... 0.00% 5/15/2048 11,854,034
9,447,294 Series 4792-A ....................................................... 3.00% 5/15/2048 8,402,602
6,289,183 Series 4793-C ...................................................... 3.00% 6/15/2048 5,611,003
5,908,867 Series 4795-AO
(j)
.................................................... 0.00% 5/15/2048 4,479,630
5,280,543 Series 4801-OG
(j)
.................................................... 0.00% 6/15/2048 4,246,925
17,326,903 Series 4857-J ....................................................... 3.40% 1/15/2049 16,207,750
7,536,589 Series 4901-BD ..................................................... 3.00% 7/25/2049 7,091,533
15,313,495 Series 4924-ST (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(d)(h)
....... 2.26% 8/25/2048 1,270,801
6,233,826 Series 4924-ZG ..................................................... 3.00% 10/25/2049 5,486,050
8,941,714 Series 5004-LS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)
(d)(h)
....... 2.41% 7/25/2050 982,677
31,502,182 Series 5007-IP
(d)
..................................................... 3.00% 7/25/2050 5,226,095
13,639,504 Series 5010-KI
(d)
..................................................... 3.00% 9/25/2050 2,003,913
10,620,055 Series 5023-YI
(d)
..................................................... 3.00% 10/25/2050 1,860,322
27,353,152 Series 5036-LI
(d)
..................................................... 2.50% 11/25/2050 4,347,056
49,027,730 Series 5040-GI
(d)
..................................................... 2.00% 11/25/2050 6,024,121
26,367,163 Series 5050-BN ..................................................... 3.00% 11/25/2050 23,032,861
25,871,250 Series 5053-AI
(d)
..................................................... 3.00% 11/25/2050 4,450,440
8,623,750 Series 5053-PI
(d)
..................................................... 3.00% 11/25/2050 1,483,480
18,284,637 Series 5059-HI
(d)
..................................................... 3.00% 9/25/2050 2,934,472
20,204,009 Series 5059-ID
(d)
..................................................... 3.00% 1/25/2051 2,959,861
10,089,895 Series 5060-LT ...................................................... 2.00% 5/25/2050 8,317,384
5,106,021 Series 5062-PA ...................................................... 1.25% 1/25/2051 3,800,294
13,933,658 Series 5071-FP (30 day avg SOFR US + 0.70%, 0.70% Floor, 4.00% Cap) ............ 4.00% 2/25/2051 11,684,784
89,963,556 Series 5076-BI
(d)
..................................................... 2.50% 2/25/2051 15,353,117
23,812,440 Series 5077-CI
(d)
..................................................... 3.50% 2/25/2051 4,306,363
10,921,433 Series 5081-MI
(d)
..................................................... 2.50% 3/25/2051 1,728,919
33,242,542 Series 5083-IH
(d)
..................................................... 2.50% 3/25/2051 5,037,016
9,729,942 Series 5086-IB
(d)
..................................................... 3.00% 3/25/2051 1,681,933
12,381,434 Series 5086-IK
(d)
..................................................... 3.00% 3/25/2051 2,114,857
6,361,249 Series 5112-SC (-1 x 30 day avg SOFR US + 2.50%, 0.00% Floor, 2.50% Cap)
(d)(h)
....... 0.00% 6/25/2051 1,645
13,117,833 Series 5117-D ...................................................... 2.00% 6/25/2051 11,623,140
14,734,817 Series 5118-PI
(d)
..................................................... 3.00% 3/25/2051 2,312,622
88,341,618 Series 5129-GI
(d)
..................................................... 3.00% 8/25/2050 15,253,408
56,929,029 Series 5130-IO
(d)
..................................................... 3.50% 8/25/2051 11,918,901
27,034,892 Series 5140-AI
(d)
..................................................... 3.50% 9/25/2051 5,321,094
9,176,208 Series 5140-B ...................................................... 2.00% 5/25/2040 8,194,401
28,714,896 Series 5140-HI
(d)
..................................................... 2.00% 8/25/2046 2,539,209
21,550,972 Series 5142-IP
(d)
..................................................... 3.00% 9/25/2051 3,693,438
31,171,912 Series 5145-SB (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(d)(h)
....... 0.00% 9/25/2051 86,265
13,135,758 Series 5149-CI
(d)
..................................................... 3.00% 12/25/2043 1,765,542
18,605,230 Series 5150-AB ..................................................... 2.00% 4/25/2049 15,355,417
33,730,992 Series 5157-EI
(d)
..................................................... 3.00% 10/25/2051 4,492,742
11,871,590 Series 5157-P ...................................................... 1.50% 10/25/2051 9,688,423

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
7,538,197 Series 5159-CD ..................................................... 1.50% 7/25/2041 6,672,281
14,498,482 Series 5159-DI
(d)
..................................................... 3.00% 4/25/2048 2,276,578
25,521,258 Series 5159-UI
(d)
..................................................... 3.50% 8/25/2050 4,608,703
38,119,043 Series 5160-S (-1 x 30 day avg SOFR US + 3.74%, 0.00% Floor, 3.74% Cap)
(d)(h)
........ 0.11% 8/25/2050 525,562
20,085,166 Series 5160-ZY
(k)
.................................................... 3.00% 10/25/2050 14,613,462
19,343,828 Series 5171-BI
(d)
..................................................... 3.00% 12/25/2051 3,737,955
24,627,859 Series 5171-GI
(d)
..................................................... 3.00% 12/25/2051 3,942,063
25,572,784 Series 5176-D ...................................................... 2.50% 1/25/2051 21,834,580
21,174,958 Series 5181-IL
(d)
..................................................... 3.00% 1/25/2052 3,639,859
12,497,610 Series 5187-LA ...................................................... 2.50% 10/25/2049 11,095,777
16,920,222 Series 5196-PE ..................................................... 2.00% 2/25/2052 14,910,223
18,798,143 Series 5202-DB ..................................................... 3.00% 5/25/2048 17,050,619
15,495,053 Series 5202-HA ..................................................... 2.50% 9/25/2048 13,849,161
52,101,184 Series 5209-IO
(d)
..................................................... 3.00% 10/25/2051 8,613,060
21,400,966 Series 5236-YI
(d)
..................................................... 2.50% 6/25/2049 2,451,095
60,145,000 Series 5279-IO
(d)
..................................................... 3.00% 3/25/2051 9,360,595
67,040,920 Series 5321-PO
(j)
.................................................... 0.00% 8/25/2050 47,473,137
11,888,333 Series 5326-KO
(j)
.................................................... 0.00% 9/25/2050 8,595,820
31,980,784 Series 5326-MO
(j)
.................................................... 0.00% 9/25/2050 21,871,396
14,639,416 Series 5326-OP
(j)
.................................................... 0.00% 9/25/2050 10,576,009
25,583,060 Series 5326-UO
(j)
.................................................... 0.00% 10/25/2050 17,301,463
21,698,959 Series 5334-PO
(j)
.................................................... 0.00% 12/25/2050 16,061,155
10,928,405 Series 5352-LO
(j)
..................................................... 0.00% 10/15/2046 8,285,393
16,156,655 Series 5365-PO
(j)
.................................................... 0.00% 2/25/2037 13,326,191
17,217,142 Series 5377-IO
(d)
..................................................... 2.50% 12/25/2051 2,111,359
11,876,232 Series 5400-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap) ............ 4.73% 4/25/2054 11,979,969
18,799,087 Series 5430-FD (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap) ............ 4.73% 7/25/2054 18,966,106
15,353,820 Series 5439-FJ (30 day avg SOFR US + 1.10%, 1.10% Floor, 7.00% Cap) ............ 4.73% 8/25/2054 15,494,973
11,069,157 Series 5458-FE (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap) ............ 4.73% 10/25/2054 11,108,867
56,303,290 Series 5460-FH (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap) ............ 4.73% 10/25/2054 56,504,664
28,487,682 Series 5469-F (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap) ............. 4.73% 9/25/2054 28,585,343
36,714,607 Series 5494-FA (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap) ............ 4.73% 1/25/2055 36,841,885
18,639,231 Series 5527-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 9/25/2054 18,761,428
15,764,194 Series 5536-FD (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ............ 4.83% 5/25/2054 15,852,850
22,131,705 Series 5540-MC ..................................................... 4.50% 12/25/2053 21,788,874
19,399,804 Series 5574-BA ..................................................... 5.00% 5/25/2052 19,351,708
7,482,394 Series 5576-B ...................................................... 5.00% 7/25/2052 7,456,538
24,872,785 Series 5598-FA (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap) ............ 4.78% 11/25/2055 24,989,284
41,923,768 Series 5604-D ...................................................... 4.00% 12/25/2053 40,331,608
69,245,709 Series 5604-EA ..................................................... 4.50% 4/25/2052 68,138,422
34,723,440 Series 5606-KP ..................................................... 4.50% 12/25/2055 33,888,716
38,537,349 Series 5632-JP ...................................................... 4.50% 2/25/2056 37,463,617
11,896,129 Series 5639-CB ..................................................... 4.00% 12/25/2053 11,382,165
32,224,144 Series 5642-NT ..................................................... 4.00% 3/25/2056 30,393,288
67,715,201 Series 5645-BD ..................................................... 4.50% 7/25/2051 66,273,118
76,671,840 Series 5645-HP ..................................................... 4.50% 11/25/2053 75,541,812
39,356,643 Series 5645-NB ..................................................... 4.00% 1/25/2052 37,832,573
63,024,319 Series 5646-FQ (30 day avg SOFR US + 0.90%, 0.90% Floor, 6.50% Cap) ............ 4.53% 10/25/2053 62,663,921
43,980,410 Series 5648-FN (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.50% Cap) ............ 4.63% 4/25/2055 44,036,748
36,475,618 Series 5649-DE ..................................................... 4.50% 3/25/2055 35,558,814
34,628,527 Series 5652-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.50% Cap) ............ 4.63% 5/25/2055 34,606,888
57,624,057 Series 5667-FA (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.50% Cap) ............ 4.63% 6/25/2056 57,696,686
33,149,165 Series 5673-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap) ............ 4.73% 6/25/2056 33,195,309
Federal National Mortgage Association
51,952,758 Pool 310233 ........................................................ 3.50% 3/1/2044 48,912,809
1,797,704 Pool 555743 ........................................................ 5.00% 9/1/2033 1,795,549
1,452,809 Pool 735382 ........................................................ 5.00% 4/1/2035 1,451,310
2,455,148 Pool 735402 ........................................................ 5.00% 4/1/2035 2,454,169
1,642,383 Pool 735484 ........................................................ 5.00% 5/1/2035 1,641,604
667,551 Pool 735667 ........................................................ 5.00% 7/1/2035 667,294
572,416 Pool 735893 ........................................................ 5.00% 10/1/2035 577,559
1,431,945 Pool 745275 ........................................................ 5.00% 2/1/2036 1,444,812
63,992 Pool 888695 ........................................................ 5.00% 8/1/2037 64,568
336,234 Pool 888968 ........................................................ 5.00% 8/1/2035 334,014
3,027,114 Pool 890549 ........................................................ 4.00% 11/1/2043 2,915,352
3,924,682 Pool 890565 ........................................................ 3.00% 11/1/2043 3,561,483
190,295 Pool 931104 ........................................................ 5.00% 5/1/2039 190,891
44,496 Pool 975116 ........................................................ 5.00% 5/1/2038 44,897
644,586 Pool 986864 ........................................................ 6.50% 8/1/2038 683,498

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
386,186 Pool 987316 ........................................................ 6.50% 9/1/2038 408,541
2,589,172 Pool 995203 ........................................................ 5.00% 7/1/2035 2,588,228
4,359,939 Pool 995849 ........................................................ 5.00% 8/1/2036 4,353,070
2,730,674 Pool AB2123 ....................................................... 4.00% 1/1/2031 2,695,602
170,048 Pool AB3713 ....................................................... 4.00% 10/1/2031 166,812
1,615,867 Pool AB3796 ....................................................... 3.50% 11/1/2031 1,576,272
615,740 Pool AB3850 ....................................................... 4.00% 11/1/2041 584,317
481,898 Pool AB3923 ....................................................... 4.00% 11/1/2041 456,102
5,948,832 Pool AB4167 ....................................................... 3.50% 1/1/2032 5,796,976
4,768,236 Pool AB4261 ....................................................... 3.50% 1/1/2032 4,644,899
941,768 Pool AB5084 ....................................................... 3.50% 5/1/2032 912,465
2,305,734 Pool AB5156 ....................................................... 3.50% 5/1/2032 2,242,215
3,240,979 Pool AB5212 ....................................................... 3.50% 5/1/2032 3,154,919
1,881,328 Pool AB5243 ....................................................... 4.00% 5/1/2042 1,780,636
4,437,471 Pool AB5911 ....................................................... 3.00% 8/1/2032 4,280,502
2,203,554 Pool AB6280 ....................................................... 3.00% 9/1/2042 2,007,815
2,516,959 Pool AB6349 ....................................................... 3.00% 10/1/2032 2,423,341
6,575,424 Pool AB6750 ....................................................... 3.00% 10/1/2032 6,327,536
3,638,171 Pool AB6751 ....................................................... 3.00% 10/1/2032 3,500,034
23,971,890 Pool AB6854 ....................................................... 3.00% 11/1/2042 21,736,097
18,867,738 Pool AB7077 ....................................................... 3.00% 11/1/2042 17,120,766
7,633,801 Pool AB7776 ....................................................... 3.00% 2/1/2043 6,955,579
8,712,940 Pool AB7877 ....................................................... 3.00% 2/1/2043 7,938,867
3,058,179 Pool AB8418 ....................................................... 3.00% 2/1/2033 2,938,074
5,009,432 Pool AB8520 ....................................................... 3.00% 2/1/2033 4,810,787
6,979,234 Pool AB8703 ....................................................... 3.00% 3/1/2038 6,479,763
2,291,966 Pool AB8858 ....................................................... 3.00% 4/1/2033 2,201,680
5,765,615 Pool AB9020 ....................................................... 3.00% 4/1/2038 5,351,482
3,910,018 Pool AB9197 ....................................................... 3.00% 5/1/2033 3,747,490
2,180,856 Pool AB9409 ....................................................... 3.00% 5/1/2033 2,093,710
60,781 Pool AD2177 ....................................................... 4.50% 6/1/2030 60,295
213,323 Pool AD6438 ....................................................... 5.00% 6/1/2040 215,247
120,312 Pool AD7859 ....................................................... 5.00% 6/1/2040 121,397
1,851,560 Pool AH0607 ....................................................... 4.00% 12/1/2040 1,797,271
98,488 Pool AH1140 ....................................................... 4.50% 12/1/2040 95,516
1,471,759 Pool AH4437 ....................................................... 4.00% 1/1/2041 1,396,665
275,749 Pool AH7309 ....................................................... 4.00% 2/1/2031 271,678
700,838 Pool AJ1265 ........................................................ 4.00% 9/1/2041 674,161
48,541 Pool AJ1399 ........................................................ 4.00% 9/1/2041 45,943
1,312,541 Pool AJ1467 ........................................................ 4.00% 10/1/2041 1,245,561
1,251,772 Pool AJ3392 ........................................................ 4.00% 10/1/2041 1,187,910
487,784 Pool AJ3854 ........................................................ 4.00% 10/1/2041 468,007
3,673,492 Pool AJ4118 ........................................................ 4.00% 11/1/2041 3,486,079
1,163,044 Pool AJ4131 ........................................................ 4.00% 10/1/2041 1,103,675
1,578,157 Pool AJ7677 ........................................................ 3.50% 12/1/2041 1,462,431
882,660 Pool AJ8334 ........................................................ 4.00% 12/1/2041 835,411
4,205,070 Pool AK0713 ....................................................... 3.50% 1/1/2032 4,100,608
1,064,841 Pool AK4039 ....................................................... 4.00% 2/1/2042 1,007,836
2,124,165 Pool AK4763 ....................................................... 4.00% 2/1/2042 2,015,767
986,442 Pool AK9438 ....................................................... 4.00% 3/1/2042 936,091
1,493,899 Pool AK9439 ....................................................... 4.00% 3/1/2042 1,417,657
400,073 Pool AK9446 ....................................................... 4.50% 3/1/2042 393,195
18,980,853 Pool AL3883 ....................................................... 3.00% 7/1/2043 17,294,636
3,063,239 Pool AL4312 ....................................................... 4.00% 10/1/2043 2,950,118
7,617,851 Pool AL6075 ....................................................... 3.50% 9/1/2053 6,863,689
13,589,148 Pool AL6076 ....................................................... 3.00% 6/1/2053 11,899,260
17,568,692 Pool AL6141 ....................................................... 4.00% 4/1/2042 16,947,370
16,999,148 Pool AL6325 ....................................................... 3.00% 10/1/2044 15,358,044
15,171,009 Pool AL6538 ....................................................... 4.50% 6/1/2044 15,011,284
16,564,216 Pool AL8304 ....................................................... 3.50% 3/1/2046 15,408,253
7,956,878 Pool AL9220 ....................................................... 3.00% 6/1/2045 7,200,280
7,155,846 Pool AL9445 ....................................................... 3.00% 7/1/2031 6,966,013
22,759,451 Pool AM8510 ....................................................... 3.15% 5/1/2035 20,752,200
24,491,097 Pool AM8950 ....................................................... 3.14% 6/1/2040 22,087,842
217,500,000 Pool AN6680 ....................................................... 3.37% 11/1/2047 176,037,125
20,048,714 Pool AN8121 ....................................................... 3.16% 1/1/2035 18,068,189
3,599,756 Pool AN9452 ....................................................... 3.75% 6/1/2030 3,453,157
2,854,327 Pool AO2980 ....................................................... 4.00% 5/1/2042 2,708,644
10,207,500 Pool AP4787 ....................................................... 3.50% 9/1/2042 9,433,530
8,606,567 Pool AP4789 ....................................................... 3.50% 9/1/2042 7,953,927

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
4,498,815 Pool AQ5541 ....................................................... 3.00% 12/1/2042 4,075,952
4,640,621 Pool AR9856 ....................................................... 3.00% 4/1/2043 4,207,783
1,379,270 Pool AS2551 ....................................................... 4.50% 6/1/2044 1,353,217
1,622,205 Pool AS2765 ....................................................... 4.50% 7/1/2044 1,591,561
5,549,047 Pool AS3201 ....................................................... 3.00% 8/1/2034 5,279,484
2,604,080 Pool AS3456 ....................................................... 3.00% 10/1/2034 2,473,304
5,599,089 Pool AS3666 ....................................................... 3.00% 10/1/2034 5,306,835
22,565,127 Pool AS3961 ....................................................... 3.00% 12/1/2044 20,363,524
9,278,839 Pool AS4154 ....................................................... 3.00% 12/1/2044 8,369,725
4,221,351 Pool AS4212 ....................................................... 3.00% 1/1/2035 3,999,184
6,935,337 Pool AS4281 ....................................................... 3.00% 1/1/2035 6,564,935
6,834,051 Pool AS4345 ....................................................... 3.50% 1/1/2045 6,360,807
7,185,634 Pool AS4360 ....................................................... 3.00% 1/1/2035 6,796,600
7,495,857 Pool AS4779 ....................................................... 3.00% 4/1/2035 7,077,493
5,995,168 Pool AS4780 ....................................................... 3.00% 4/1/2035 5,663,300
7,506,897 Pool AS4840 ....................................................... 3.00% 4/1/2035 7,091,372
5,059,265 Pool AS4881 ....................................................... 3.00% 5/1/2035 4,774,698
11,244,502 Pool AS7473 ....................................................... 3.00% 7/1/2046 9,938,347
22,147,926 Pool AS7661 ....................................................... 3.00% 8/1/2046 19,520,183
14,721,902 Pool AS8056 ....................................................... 3.00% 10/1/2046 13,186,304
20,302,258 Pool AS8111 ........................................................ 3.00% 10/1/2041 18,378,658
12,725,323 Pool AS8269 ....................................................... 3.00% 11/1/2046 11,371,445
11,518,523 Pool AS8306 ....................................................... 3.00% 11/1/2041 10,449,777
13,151,761 Pool AS8356 ....................................................... 3.00% 11/1/2046 11,591,375
11,131,932 Pool AX9696 ....................................................... 3.00% 7/1/2045 9,839,127
11,874,444 Pool AY3974 ....................................................... 3.00% 3/1/2045 10,701,099
5,084,357 Pool AY4295 ....................................................... 3.00% 2/1/2045 4,531,710
381,836 Pool AY4296 ....................................................... 3.00% 1/1/2045 337,479
2,499,958 Pool AY5471 ....................................................... 3.00% 3/1/2045 2,209,570
3,247,348 Pool AZ0576 ....................................................... 3.50% 4/1/2042 3,011,275
6,741,968 Pool BC0785 ....................................................... 3.50% 4/1/2046 6,253,953
12,368,648 Pool BC9003 ....................................................... 3.00% 11/1/2046 11,081,729
59,007,908 Pool BF0314 ....................................................... 3.00% 1/1/2053 53,008,857
52,082,571 Pool BF0353 ....................................................... 3.00% 5/1/2053 46,786,912
26,137,501 Pool BF0391 ....................................................... 3.00% 9/1/2053 23,480,061
18,450,920 Pool BK8257 ....................................................... 1.50% 12/1/2050 13,779,975
14,582,482 Pool BK8267 ....................................................... 2.50% 12/1/2050 12,477,272
9,000,000 Pool BL0357 ....................................................... 3.89% 10/1/2038 8,313,594
43,070,396 Pool BL0870 ....................................................... 4.28% 12/1/2048 38,080,854
8,190,000 Pool BL5840 ....................................................... 2.73% 2/1/2035 7,094,837
6,080,446 Pool BL6639 ....................................................... 2.66% 5/1/2050 4,743,251
15,814,676 Pool BL6689 ....................................................... 2.19% 5/1/2032 13,972,270
3,568,101 Pool BL7331 ....................................................... 2.23% 7/1/2040 2,672,815
20,400,000 Pool BL7424 ....................................................... 1.65% 8/1/2035 16,152,472
30,822,940 Pool BL8269 ....................................................... 1.51% 9/1/2035 24,273,462
10,254,979 Pool BL9284 ....................................................... 2.23% 12/1/2050 7,364,151
52,508,013 Pool BL9576 ....................................................... 2.24% 12/1/2050 36,110,254
14,356,042 Pool BM5299 ....................................................... 3.00% 12/1/2046 12,858,601
22,587,184 Pool BM5633 ....................................................... 3.00% 7/1/2047 20,219,283
3,428,967 Pool BM5834 ....................................................... 3.00% 4/1/2048 3,022,083
41,332,869 Pool BM6779 ....................................................... 2.00% 8/1/2051 32,571,639
155,389,773 Pool BM6831
(b)
...................................................... 1.92% 10/1/2033 130,670,658
76,292,531 Pool BM6857
(b)
...................................................... 1.83% 12/1/2031 66,914,792
13,566,798 Pool BM6925 (30 day avg SOFR US + 2.21%, 2.21% Floor, 7.27% Cap) .............. 2.28% 4/1/2052 12,376,503
18,318,449 Pool BM7154 (30 day avg SOFR US + 2.28%, 2.28% Floor, 9.74% Cap) .............. 4.74% 3/1/2053 18,221,917
22,315,557 Pool BM7164 (30 day avg SOFR US + 2.28%, 2.28% Floor, 9.55% Cap) .............. 4.55% 3/1/2053 22,106,511
7,657,778 Pool BQ6432 ....................................................... 2.00% 8/1/2051 6,034,628
14,595,958 Pool BQ6564 ....................................................... 2.00% 9/1/2051 11,502,062
24,913,834 Pool BR2290 (30 day avg SOFR US + 2.12%, 2.12% Floor, 7.01% Cap) .............. 2.01% 8/1/2051 22,662,289
9,975,000 Pool BS2834 ....................................................... 2.24% 8/1/2041 7,274,978
19,880,000 Pool BS3192 ....................................................... 2.03% 9/1/2036 15,620,454
25,042,000 Pool BS3426 ....................................................... 1.76% 11/1/2031 21,770,928
7,339,000 Pool BS3955 ....................................................... 2.30% 12/1/2036 5,875,160
45,605,601 Pool BS4125 ....................................................... 2.32% 12/1/2031 41,067,484
12,500,000 Pool BS4213 ....................................................... 2.46% 12/1/2036 10,352,155
18,199,000 Pool BS4225 ....................................................... 2.36% 1/1/2037 14,769,722
51,025,000 Pool BS4306 ....................................................... 1.92% 1/1/2032 44,561,605
26,486,935 Pool BS4319 ....................................................... 2.35% 1/1/2039 20,887,471
30,761,000 Pool BS4333 ....................................................... 1.89% 1/1/2032 27,007,207
12,000,000 Pool BS4334 ....................................................... 2.01% 1/1/2034 10,006,435

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
53,950,000 Pool BS4453 ....................................................... 1.96% 1/1/2032 47,540,817
51,688,000 Pool BS4524 ....................................................... 2.02% 1/1/2032 45,440,193
41,850,000 Pool BS4736 ....................................................... 2.00% 2/1/2032 36,628,612
24,500,000 Pool BS4737 ....................................................... 2.00% 2/1/2032 21,443,273
20,155,000 Pool BS4951 ....................................................... 2.63% 4/1/2032 18,221,784
10,796,975 Pool BS5636 ....................................................... 3.72% 6/1/2032 10,374,606
8,665,000 Pool BS6102 ....................................................... 4.10% 8/1/2032 8,479,044
4,200,000 Pool BS6131 ....................................................... 3.89% 7/1/2032 4,051,944
3,561,329 Pool BS6419 ....................................................... 3.89% 9/1/2032 3,447,834
159,468,000 Pool BS6912 ....................................................... 4.33% 12/1/2032 156,505,265
4,131,000 Pool BS7305 ....................................................... 5.22% 1/1/2032 4,252,781
3,229,631 Pool BS7503 ....................................................... 4.87% 4/1/2031 3,271,148
10,437,754 Pool BS8014 ....................................................... 4.84% 3/1/2033 10,586,798
8,333,000 Pool BS8657 ....................................................... 5.10% 6/1/2030 8,454,393
18,099,676 Pool BS9321 ....................................................... 5.27% 8/1/2040 18,886,538
1,477,407 Pool BT6556 ....................................................... 2.00% 7/1/2051 1,164,230
9,177,289 Pool BV8021 ....................................................... 4.50% 8/1/2052 8,867,530
15,194,876 Pool BV8479 ....................................................... 3.00% 4/1/2052 13,407,574
30,320,886 Pool BV9869 ....................................................... 3.00% 5/1/2052 26,487,877
14,016,000 Pool BZ0452 ....................................................... 5.36% 2/1/2054 13,836,705
135,297,000 Pool BZ1178 ....................................................... 5.81% 6/1/2031 138,528,588
49,221,000 Pool BZ2148 ....................................................... 4.40% 10/1/2029 49,013,333
21,450,000 Pool BZ2151 ....................................................... 4.40% 10/1/2029 21,359,501
46,695,000 Pool BZ6040 ....................................................... 4.33% 2/1/2031 46,342,499
3,061,476 Pool CA3898 ....................................................... 3.00% 7/1/2034 2,939,932
3,380,213 Pool CA4413 ....................................................... 3.00% 10/1/2049 2,949,635
29,875,556 Pool CA7235 ....................................................... 2.50% 10/1/2050 25,552,354
9,653,072 Pool CA7671 ....................................................... 2.50% 11/1/2040 8,622,377
16,713,374 Pool CA7789 ....................................................... 2.50% 11/1/2040 14,850,398
12,879,112 Pool CB0189 ....................................................... 3.00% 4/1/2051 11,413,573
12,492,681 Pool CB1055 (30 day avg SOFR US + 2.22%, 2.22% Floor, 6.86% Cap) .............. 1.86% 7/1/2051 11,336,982
2,758,497 Pool CB1648 ....................................................... 2.00% 9/1/2051 2,173,808
57,298,852 Pool CB3116 ....................................................... 3.00% 3/1/2052 50,686,381
51,683,654 Pool CB3166 ....................................................... 3.00% 3/1/2052 45,657,223
75,200,548 Pool CB4291 ....................................................... 5.00% 8/1/2052 74,536,122
37,143,319 Pool CB4347 ....................................................... 5.00% 8/1/2052 37,272,159
43,446,004 Pool CB4391 ....................................................... 4.50% 8/1/2052 42,027,580
55,648,549 Pool CB5221 ....................................................... 5.00% 12/1/2052 55,228,088
20,589,641 Pool CB7335 ....................................................... 5.50% 10/1/2053 20,995,784
14,386,871 Pool CB7433 ....................................................... 5.50% 11/1/2053 14,679,103
22,955,873 Pool CB7781 ....................................................... 5.50% 1/1/2054 23,190,604
35,308,014 Pool CB7996 ....................................................... 6.00% 2/1/2054 36,738,486
34,572,172 Pool CB8138 ....................................................... 5.50% 3/1/2054 35,112,298
34,243,713 Pool CB8680 ....................................................... 5.50% 6/1/2054 34,816,444
46,040,082 Pool CB8692 ....................................................... 5.50% 6/1/2054 46,948,345
63,335,581 Pool CB8845 ....................................................... 5.50% 7/1/2054 64,384,521
54,845,703 Pool CB8851 ....................................................... 6.00% 7/1/2054 57,102,953
46,959,648 Pool CB8986 ....................................................... 5.50% 8/1/2054 47,880,343
45,813,786 Pool CB9138 ....................................................... 5.50% 9/1/2054 46,641,187
23,503,164 Pool CB9139 ....................................................... 5.50% 9/1/2054 23,878,587
89,255,059 Pool CB9147 ....................................................... 5.50% 9/1/2054 91,015,875
43,049,195 Pool CB9321 ....................................................... 5.50% 10/1/2054 43,893,232
18,865,069 Pool CB9331 ....................................................... 5.50% 10/1/2054 19,148,569
19,446,207 Pool FA0475 ....................................................... 5.50% 12/1/2054 19,682,819
57,403,773 Pool FA1477 ....................................................... 5.50% 4/1/2055 58,131,562
74,385,426 Pool FA3238 ....................................................... 5.00% 10/1/2052 73,798,138
51,708,922 Pool FA3823 ....................................................... 5.00% 12/1/2055 51,328,285
35,955,002 Pool FA4185 ....................................................... 5.00% 1/1/2056 35,551,634
36,887,016 Pool FM1000 ....................................................... 3.00% 4/1/2047 33,039,371
19,263,765 Pool FM4347 ....................................................... 2.50% 9/1/2050 16,426,592
35,513,035 Pool FM4752 ....................................................... 2.50% 11/1/2050 30,401,077
37,600,482 Pool FM4792 ....................................................... 2.50% 11/1/2050 32,159,567
21,238,288 Pool FM4913 ....................................................... 2.50% 11/1/2050 18,175,898
28,020,680 Pool FM5150 ....................................................... 2.00% 12/1/2050 22,751,496
3,990,578 Pool FM6864 ....................................................... 1.50% 4/1/2041 3,336,897
50,751,125 Pool FM7557 ....................................................... 3.50% 3/1/2050 46,790,079
23,011,771 Pool FM8158 ....................................................... 2.50% 7/1/2051 19,784,103
51,356,131 Pool FM8215 ....................................................... 2.50% 3/1/2051 43,878,882
37,001,762 Pool FM8304 ....................................................... 4.00% 7/1/2049 35,123,829
49,573,812 Pool FM8435 ....................................................... 2.50% 9/1/2051 42,526,444

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
89,485,962 Pool FM8533 ....................................................... 2.50% 3/1/2051 76,595,175
55,822,455 Pool FM8769 ....................................................... 2.50% 9/1/2051 47,886,490
29,789,460 Pool FM8780 ....................................................... 2.50% 9/1/2051 25,445,496
8,695,392 Pool FM9422 ....................................................... 2.00% 1/1/2051 7,029,220
24,918,450 Pool FM9490 ....................................................... 2.00% 11/1/2051 20,385,839
31,329,926 Pool FP0043 ....................................................... 2.00% 10/1/2050 25,310,065
27,294,961 Pool FP0088 ....................................................... 2.00% 10/1/2051 21,990,808
28,106,703 Pool FS0009 ....................................................... 3.50% 11/1/2051 25,630,516
72,685,936 Pool FS2320 ....................................................... 2.50% 4/1/2051 61,195,012
13,898,247 Pool FS2588 ....................................................... 4.50% 8/1/2052 13,435,877
13,014,994 Pool FS2837 ....................................................... 4.00% 9/1/2052 12,229,723
29,369,264 Pool FS5292 ....................................................... 5.50% 6/1/2053 29,948,542
11,928,438 Pool FS5618 ....................................................... 5.50% 8/1/2053 12,220,000
41,138,528 Pool FS5987 ....................................................... 2.50% 4/1/2051 35,212,557
31,035,118 Pool FS6232 ....................................................... 2.00% 3/1/2052 25,354,531
13,478,559 Pool FS6422 ....................................................... 6.00% 11/1/2053 14,106,391
52,722,066 Pool FS6582 ....................................................... 6.00% 12/1/2053 54,227,309
18,438,576 Pool FS6843 ....................................................... 6.00% 1/1/2054 19,187,378
41,729,210 Pool FS7114 ....................................................... 5.50% 2/1/2054 42,487,665
30,764,567 Pool FS7252 ....................................................... 5.00% 11/1/2053 30,442,431
21,667,569 Pool FS8643 ....................................................... 6.00% 7/1/2054 22,551,847
22,688,323 Pool FS8999 ....................................................... 6.00% 8/1/2054 23,631,282
12,466,607 Pool FS9026 ....................................................... 5.50% 9/1/2053 12,710,381
18,353,477 Pool FS9671 ....................................................... 5.50% 11/1/2054 18,715,546
259,702 Pool MA0264 ....................................................... 4.50% 12/1/2029 259,219
932,130 Pool MA0353 ....................................................... 4.50% 3/1/2030 930,211
201,256 Pool MA0406 ....................................................... 4.50% 5/1/2030 200,679
30,980 Pool MA0445 ....................................................... 5.00% 6/1/2040 30,345
61,506 Pool MA0468 ....................................................... 5.00% 7/1/2040 60,244
323,393 Pool MA0534 ....................................................... 4.00% 10/1/2030 319,489
78,087 Pool MA0587 ....................................................... 4.00% 12/1/2030 77,080
2,061,951 Pool MA0616 ....................................................... 4.00% 1/1/2031 2,034,603
817,963 Pool MA0896 ....................................................... 4.00% 11/1/2041 776,214
7,452,387 Pool MA0949 ....................................................... 3.50% 1/1/2032 7,264,642
4,442,258 Pool MA1010 ....................................................... 3.50% 3/1/2032 4,328,835
1,344,469 Pool MA1039 ....................................................... 3.50% 4/1/2042 1,245,887
6,168,569 Pool MA1059 ....................................................... 3.50% 5/1/2032 6,006,853
927,278 Pool MA1068 ....................................................... 3.50% 5/1/2042 859,274
2,455,126 Pool MA1093 ....................................................... 3.50% 6/1/2042 2,275,044
1,704,005 Pool MA1094 ....................................................... 4.00% 6/1/2042 1,617,015
8,558,127 Pool MA1107 ....................................................... 3.50% 7/1/2032 8,325,061
22,484,868 Pool MA1117 ....................................................... 3.50% 7/1/2042 20,779,828
21,890,425 Pool MA1136 ....................................................... 3.50% 8/1/2042 20,284,800
5,976,883 Pool MA1138 ....................................................... 3.50% 8/1/2032 5,834,177
6,607,863 Pool MA1179 ....................................................... 3.50% 9/1/2042 6,106,818
1,185,320 Pool MA1201 ....................................................... 3.50% 10/1/2032 1,152,260
11,373,757 Pool MA1209 ....................................................... 3.50% 10/1/2042 10,511,271
7,993,026 Pool MA1237 ....................................................... 3.00% 11/1/2032 7,683,025
1,068,267 Pool MA1242 ....................................................... 3.50% 11/1/2042 987,255
4,590,249 Pool MA1338 ....................................................... 3.00% 2/1/2033 4,397,746
2,540,654 Pool MA1490 ....................................................... 3.00% 7/1/2033 2,436,112
3,651,421 Pool MA2114 ....................................................... 3.50% 12/1/2044 3,374,324
2,910,899 Pool MA2151 ....................................................... 3.50% 1/1/2045 2,682,790
8,247,088 Pool MA2164 ....................................................... 3.50% 2/1/2035 7,942,059
8,265,823 Pool MA2166 ....................................................... 3.50% 2/1/2045 7,618,032
8,564,609 Pool MA2248 ....................................................... 3.00% 4/1/2045 7,569,993
11,097,263 Pool MA2621 ....................................................... 3.50% 5/1/2046 10,227,255
12,859,454 Pool MA2649 ....................................................... 3.00% 6/1/2046 11,333,734
11,726,794 Pool MA2650 ....................................................... 3.50% 6/1/2046 10,807,536
3,968,009 Pool MA2673 ....................................................... 3.00% 7/1/2046 3,497,203
14,528,135 Pool MA2711 ....................................................... 3.00% 8/1/2046 12,804,433
1,378,299 Pool MA2743 ....................................................... 3.00% 9/1/2046 1,214,760
31,918,196 Pool MA2806 ....................................................... 3.00% 11/1/2046 28,588,893
10,278,087 Pool MA2833 ....................................................... 3.00% 12/1/2046 9,217,656
13,061,399 Pool MA2895 ....................................................... 3.00% 2/1/2047 11,637,877
7,504,961 Pool MA3614 ....................................................... 3.50% 3/1/2049 6,897,071
1,028,568 Pool MA3894 ....................................................... 4.00% 9/1/2031 1,015,050
29,883,265 Pool MA4100 ....................................................... 2.00% 8/1/2050 24,089,249
66,020,458 Pool MA4191 ....................................................... 2.00% 11/1/2050 51,863,429
77,114,736 Pool MA4306 ....................................................... 2.50% 4/1/2051 65,084,338

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
12,901,133 Pool MA5480 ....................................................... 5.50% 9/1/2044 13,194,891
38,002,733 Pool MA5503 ....................................................... 5.50% 10/1/2044 38,329,315
19,304,070 Pool MA5806 ....................................................... 5.50% 8/1/2045 19,464,641
150,605 Series 2002-70-QZ ................................................... 5.50% 11/25/2032 152,974
216,089 Series 2002-75-ZG ................................................... 5.50% 11/25/2032 219,295
597,364 Series 2003-29-ZL ................................................... 5.00% 4/25/2033 601,299
273,666 Series 2003-64-ZG ................................................... 5.50% 7/25/2033 278,482
2,332,446 Series 2003-84-PZ ................................................... 5.00% 9/25/2033 2,352,874
650,824 Series 2004-51-XP (-1 x 30 day avg SOFR US + 7.59%, 0.00% Floor, 7.70% Cap)
(d)(h)
.... 3.96% 7/25/2034 69,374
114,617 Series 2005-37-ZK ................................................... 4.50% 5/25/2035 111,511
1,047,518 Series 2006-101-SA (-1 x 30 day avg SOFR US + 6.47%, 0.00% Floor, 6.58% Cap)
(d)(h)
.... 2.84% 10/25/2036 115,819
451,093 Series 2006-123-LI (-1 x 30 day avg SOFR US + 6.21%, 0.00% Floor, 6.32% Cap)
(d)(h)
.... 2.58% 1/25/2037 33,142
202,951 Series 2006-16-HZ ................................................... 5.50% 3/25/2036 206,881
1,534,037 Series 2006-56-SM (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)
(d)(h)
.... 3.01% 7/25/2036 87,559
206,645 Series 2006-93-SN (-1 x 30 day avg SOFR US + 6.49%, 0.00% Floor, 6.60% Cap)
(d)(h)
.... 2.86% 10/25/2036 11,779
2,191,377 Series 2007-109-VZ .................................................. 5.00% 10/25/2035 2,202,364
301,358 Series 2007-116-BI (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
.... 2.51% 5/25/2037 20,713
1,745,865 Series 2007-14-PS (-1 x 30 day avg SOFR US + 6.70%, 0.00% Floor, 6.81% Cap)
(d)(h)
.... 3.07% 3/25/2037 189,700
899,489 Series 2007-30-OI (-1 x 30 day avg SOFR US + 6.33%, 0.00% Floor, 6.44% Cap)
(d)(h)
..... 2.70% 4/25/2037 93,778
99,979 Series 2007-30-SI (-1 x 30 day avg SOFR US + 6.00%, 0.00% Floor, 6.11% Cap)
(d)(h)
..... 2.37% 4/25/2037 5,974
746,634 Series 2007-32-SG (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(d)(h)
.... 2.36% 4/25/2037 56,104
699,661 Series 2007-57-SX (-1 x 30 day avg SOFR US + 6.51%, 0.00% Floor, 6.62% Cap)
(d)(h)
.... 2.88% 10/25/2036 54,607
1,365,023 Series 2007-60-VZ ................................................... 6.00% 7/25/2037 1,413,657
648,937 Series 2007-71-GZ ................................................... 6.00% 7/25/2047 677,173
947,863 Series 2007-75-ID (-1 x 30 day avg SOFR US + 5.76%, 0.00% Floor, 5.87% Cap)
(d)(h)
..... 2.13% 8/25/2037 87,987
144,574 Series 2007-9-SD (-1 x 30 day avg SOFR US + 6.54%, 0.00% Floor, 6.65% Cap)
(d)(h)
..... 2.91% 3/25/2037 7,526
933,668 Series 2008-29-ZA ................................................... 4.50% 4/25/2038 921,988
1,799,047 Series 2008-48-BE ................................................... 5.00% 6/25/2034 1,814,902
86,446 Series 2008-53-LI (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)
(d)(h)
..... 2.41% 7/25/2038 5,322
198,966 Series 2008-57-SE (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(d)(h)
.... 2.26% 2/25/2037 12,304
246,544 Series 2008-5-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
..... 2.51% 2/25/2038 14,672
193,880 Series 2008-61-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(d)(h)
.... 2.26% 7/25/2038 7,619
168,800 Series 2008-62-SC (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(d)(h)
.... 2.26% 7/25/2038 8,313
539,856 Series 2008-65-SA (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(d)(h)
.... 2.26% 8/25/2038 42,476
134,803 Series 2008-81-LP ................................................... 5.50% 9/25/2038 138,020
1,259,581 Series 2009-106-EZ .................................................. 4.50% 1/25/2040 1,238,016
183,106 Series 2009-111-SE (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
.... 2.51% 1/25/2040 13,125
33,702 Series 2009-16-MZ ................................................... 5.00% 3/25/2029 33,518
464,554 Series 2009-42-SI (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(d)(h)
..... 2.26% 6/25/2039 34,107
182,527 Series 2009-47-SA (-1 x 30 day avg SOFR US + 5.99%, 0.00% Floor, 6.10% Cap)
(d)(h)
.... 2.36% 7/25/2039 8,135
144,708 Series 2009-48-WS (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)
(d)(h)
.... 2.21% 7/25/2039 10,124
1,272,635 Series 2009-49-S (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)
(d)(h)
..... 3.01% 7/25/2039 111,410
183,524 Series 2009-51-BZ ................................................... 4.50% 7/25/2039 180,642
228,671 Series 2009-54-EZ ................................................... 5.00% 7/25/2039 229,418
1,014,895 Series 2009-80-PM ................................................... 4.50% 10/25/2039 996,918
726,966 Series 2009-83-Z .................................................... 4.50% 10/25/2039 714,605
2,940,024 Series 2009-85-ES (-1 x 30 day avg SOFR US + 7.12%, 0.00% Floor, 7.23% Cap)
(d)(h)
.... 3.49% 1/25/2036 250,667
5,554,008 Series 2009-85-JS (-1 x 30 day avg SOFR US + 6.64%, 0.00% Floor, 6.75% Cap)
(d)(h)
..... 3.01% 10/25/2039 573,240
331,214 Series 2009-90-IB (-1 x 30 day avg SOFR US + 5.61%, 0.00% Floor, 5.72% Cap)
(d)(h)
..... 1.98% 4/25/2037 17,135
138,570 Series 2009-94-BC ................................................... 5.00% 11/25/2039 139,752
4,005,240 Series 2010-101-SA (-1 x 30 day avg SOFR US + 4.37%, 0.00% Floor, 4.48% Cap)
(d)(h)
.... 0.74% 9/25/2040 92,669
1,916,108 Series 2010-101-ZC .................................................. 4.50% 9/25/2040 1,881,369
1,422,619 Series 2010-10-SA (-1 x 30 day avg SOFR US + 6.24%, 0.00% Floor, 6.35% Cap)
(d)(h)
.... 2.61% 2/25/2040 126,041
492,452 Series 2010-10-ZA ................................................... 4.50% 2/25/2040 483,682
522,548 Series 2010-111-S (-1 x 30 day avg SOFR US + 5.84%, 0.00% Floor, 5.95% Cap)
(d)(h)
..... 2.21% 10/25/2050 33,819
818,833 Series 2010-116-Z ................................................... 4.00% 10/25/2040 783,522
603,717 Series 2010-120-KD .................................................. 4.00% 10/25/2040 576,342
242,685 Series 2010-126-SU (-11 x 30 day avg SOFR US + 53.74%, 0.00% Floor, 55.00% Cap)
(h)
.. 14.22% 11/25/2040 246,336
824,294 Series 2010-128-HZ .................................................. 4.00% 11/25/2040 787,812
500,069 Series 2010-132-Z ................................................... 4.50% 11/25/2040 490,507
71,171 Series 2010-137-VS (-3 x 30 day avg SOFR US + 14.66%, 0.00% Floor, 15.00% Cap)
(h)
... 3.88% 12/25/2040 68,935
3,393,492 Series 2010-142-AZ .................................................. 4.00% 12/25/2040 3,256,478
2,287,005 Series 2010-16-SA (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)
(d)(h)
.... 1.71% 3/25/2040 128,579
856,829 Series 2010-21-DZ ................................................... 5.00% 3/25/2040 858,890
405,582 Series 2010-21-KS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)
(d)(h)
.... 1.21% 3/25/2040 15,911
612,275 Series 2010-2-MS (-1 x 30 day avg SOFR US + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
..... 2.51% 2/25/2050 65,058
385,400 Series 2010-31-SA (-1 x 30 day avg SOFR US + 4.89%, 0.00% Floor, 5.00% Cap)
(d)(h)
.... 1.26% 4/25/2040 13,392
451,592 Series 2010-34-PS (-1 x 30 day avg SOFR US + 4.82%, 0.00% Floor, 4.93% Cap)
(d)(h)
.... 1.19% 4/25/2040 17,514
100,029 Series 2010-35-ES (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)
(d)(h)
.... 2.71% 4/25/2040 1,977
5,320 Series 2010-35-SV (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)
(d)(h)
.... 2.71% 4/25/2040 24

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
446,846 Series 2010-46-MS (-1 x 30 day avg SOFR US + 4.84%, 0.00% Floor, 4.95% Cap)
(d)(h)
.... 1.21% 5/25/2040 17,941
2,192,140 Series 2010-49-ZW ................................................... 4.50% 5/25/2040 2,156,531
429,561 Series 2010-4-SK (-1 x 30 day avg SOFR US + 6.12%, 0.00% Floor, 6.23% Cap)
(d)(h)
..... 2.49% 2/25/2040 31,956
247,699 Series 2010-58-ES (-3 x 30 day avg SOFR US + 12.18%, 0.00% Floor, 12.47% Cap)
(h)
.... 2.85% 6/25/2040 218,315
1,672,308 Series 2010-59-MS (-1 x 30 day avg SOFR US + 5.66%, 0.00% Floor, 5.77% Cap)
(d)(h)
.... 2.03% 6/25/2040 121,858
128,420 Series 2010-60-VZ ................................................... 5.00% 10/25/2039 129,093
134,641 Series 2010-61-EL ................................................... 4.50% 6/25/2040 133,391
1,779,637 Series 2010-64-EZ ................................................... 5.00% 6/25/2040 1,783,206
1,325,917 Series 2010-79-CZ ................................................... 4.00% 7/25/2040 1,268,500
577,682 Series 2010-84-ZC ................................................... 4.50% 8/25/2040 567,400
1,155,361 Series 2010-84-ZD ................................................... 4.50% 8/25/2040 1,134,797
1,786,188 Series 2010-84-ZG ................................................... 4.50% 8/25/2040 1,752,482
558,975 Series 2010-94-Z .................................................... 4.50% 8/25/2040 546,849
2,303,005 Series 2010-99-SG (-5 x 30 day avg SOFR US + 24.43%, 0.00% Floor, 25.00% Cap)
(h)
.... 6.47% 9/25/2040 2,283,161
278,307 Series 2010-9-DS (-1 x 30 day avg SOFR US + 5.19%, 0.50% Floor, 5.30% Cap)
(d)(h)
..... 1.56% 2/25/2040 13,750
520,021 Series 2011-110-LS (-2 x 30 day avg SOFR US + 9.87%, 0.00% Floor, 10.10% Cap)
(h)
.... 2.69% 11/25/2041 409,713
1,025,094 Series 2011-111-CZ ................................................... 4.00% 11/25/2041 978,496
2,510,082 Series 2011-111-EZ ................................................... 5.00% 11/25/2041 2,518,601
763,780 Series 2011-111-VZ ................................................... 4.00% 11/25/2041 729,096
139,158 Series 2011-17-SA (-1 x 30 day avg SOFR US + 6.36%, 0.00% Floor, 6.47% Cap)
(d)(h)
..... 2.73% 3/25/2041 8,657
941,278 Series 2011-27-BS (-2 x 30 day avg SOFR US + 8.77%, 0.00% Floor, 9.00% Cap)
(h)
...... 1.59% 4/25/2041 806,913
2,008,795 Series 2011-2-GZ .................................................... 4.00% 2/25/2041 1,930,487
865,795 Series 2011-36-VZ ................................................... 4.50% 5/25/2041 850,248
2,389,060 Series 2011-37-Z .................................................... 4.50% 5/25/2041 2,347,371
3,219,095 Series 2011-38-BZ ................................................... 4.00% 5/25/2041 3,146,679
2,757,794 Series 2011-39-ZD ................................................... 4.00% 2/25/2041 2,633,756
974,757 Series 2011-40-LZ ................................................... 4.50% 5/25/2041 956,785
624,604 Series 2011-42-MZ ................................................... 4.50% 5/25/2041 609,073
2,047,765 Series 2011-45-ZB ................................................... 4.50% 5/25/2041 2,007,615
6,671,471 Series 2011-51-FJ (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap) .......... 4.19% 6/25/2041 6,625,428
457,205 Series 2011-59-MA ................................................... 4.50% 7/25/2041 452,811
4,043,702 Series 2011-64-DB ................................................... 4.00% 7/25/2041 3,930,695
2,514,979 Series 2011-77-Z .................................................... 3.50% 8/25/2041 2,355,925
1,357,310 Series 2012-111-LB ................................................... 3.50% 5/25/2041 1,290,512
12,687,586 Series 2012-111-MJ .................................................. 4.00% 4/25/2042 12,043,001
11,609,639 Series 2012-122-DB .................................................. 3.00% 11/25/2042 10,586,216
2,604,648 Series 2012-14-BZ ................................................... 4.00% 3/25/2042 2,504,619
6,985,407 Series 2012-20-ZT ................................................... 3.50% 3/25/2042 6,566,563
5,705,687 Series 2012-70-FY (30 day avg SOFR US + 0.56%, 0.45% Floor, 7.00% Cap) .......... 4.19% 7/25/2042 5,663,426
13,469,701 Series 2012-86-ZC ................................................... 3.50% 8/25/2042 12,611,946
9,763,487 Series 2012-99-QE ................................................... 3.00% 9/25/2042 8,906,579
16,427,011 Series 2013-130-ZE .................................................. 3.00% 1/25/2044 14,719,874
20,926,529 Series 2013-133-ZT .................................................. 3.00% 1/25/2039 19,627,506
994,109 Series 2013-58-SC (-2 x 30 day avg SOFR US + 5.83%, 0.00% Floor, 6.00% Cap)
(h)
..... 0.39% 6/25/2043 526,690
1,930,665 Series 2013-81-ZQ
(k)
.................................................. 3.00% 8/25/2043 1,365,251
3,942,138 Series 2013-82-SH (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)
(d)(h)
.... 2.31% 12/25/2042 237,691
118,599 Series 2014-46-NZ
(k)
.................................................. 3.00% 6/25/2043 84,849
37,518,749 Series 2014-64-NZ ................................................... 3.00% 10/25/2044 33,595,661
12,906,710 Series 2014-67-DZ ................................................... 3.00% 10/25/2044 11,696,897
25,109,813 Series 2014-77-VZ ................................................... 3.00% 11/25/2044 22,757,978
33,220,818 Series 2014-84-KZ ................................................... 3.00% 12/25/2044 30,243,133
1,625,336 Series 2015-11-A .................................................... 3.00% 5/25/2034 1,605,262
14,071,697 Series 2015-49-A .................................................... 3.00% 3/25/2044 13,423,381
9,578,008 Series 2015-52-GZ ................................................... 3.00% 7/25/2045 8,588,500
25,907,506 Series 2015-88-BA ................................................... 3.00% 4/25/2044 24,910,484
2,004,833 Series 2015-94-MA ................................................... 3.00% 1/25/2046 1,779,959
4,360,311 Series 2016-2-JA .................................................... 2.50% 2/25/2046 4,195,231
162,235 Series 2016-79-EP ................................................... 3.00% 1/25/2044 161,647
5,810,665 Series 2016-95-AG ................................................... 2.50% 6/25/2037 5,463,608
10,275,773 Series 2017-57-BC ................................................... 3.00% 8/25/2057 8,932,781
7,669,623 Series 2018-21-IO
(d)
.................................................. 3.00% 4/25/2048 1,273,686
12,667,641 Series 2018-21-PO
(j)
.................................................. 0.00% 4/25/2048 9,174,891
31,616,966 Series 2018-27-AO
(j)
.................................................. 0.00% 5/25/2048 23,968,076
7,256,532 Series 2018-65-DA ................................................... 3.00% 9/25/2048 6,470,047
22,149,790 Series 2018-7-CD .................................................... 3.00% 2/25/2048 19,988,533
16,917,702 Series 2018-85-PO
(j)
.................................................. 0.00% 12/25/2048 12,917,303
11,473,761 Series 2019-69-DS (-1 x 30 day avg SOFR US + 5.89%, 0.00% Floor, 6.00% Cap)
(d)(h)
.... 2.26% 12/25/2049 1,236,787
34,239,550 Series 2019-78-ZB ................................................... 3.00% 1/25/2050 29,584,461
191,980,548 Series 2019-M16-X
(b)(d)
................................................. 1.26% 7/25/2031 5,699,864
448,026,843 Series 2019-M18-X
(b)(d)
................................................. 0.83% 8/25/2029 7,076,002

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
187,241,020 Series 2019-M24-2XA
(b)(d)
............................................... 1.28% 3/25/2031 8,003,992
250,517,771 Series 2019-M24-XA
(b)(d)
............................................... 1.36% 3/25/2029 6,072,175
147,992,508 Series 2019-M7-X
(b)(d)
................................................. 0.44% 4/25/2029 1,184,547
25,737,573 Series 2020-47-GL ................................................... 2.00% 5/25/2046 23,042,394
7,125,185 Series 2020-53-CG ................................................... 2.00% 8/25/2050 5,957,610
38,928,675 Series 2020-54-AB ................................................... 1.00% 8/25/2050 30,078,603
8,636,716 Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)
(d)(h)
.... 2.41% 8/25/2050 935,996
10,283,092 Series 2020-59-QZ ................................................... 3.00% 8/25/2040 9,251,683
14,703,930 Series 2020-61-AI
(d)
................................................... 3.00% 9/25/2050 1,992,294
7,063,835 Series 2020-61-DC ................................................... 1.50% 9/25/2060 5,340,193
26,772,551 Series 2020-61-DI
(d)
.................................................. 3.00% 9/25/2060 4,785,647
19,283,029 Series 2020-96-BI
(d)
................................................... 3.00% 1/25/2051 3,300,672
19,054,541 Series 2020-97-EI
(d)
................................................... 2.00% 1/25/2051 2,471,639
21,866,745 Series 2020-99-IQ
(d)
.................................................. 3.00% 1/25/2051 3,750,263
320,875,137 Series 2020-M10-X2
(b)(d)
................................................ 1.84% 12/25/2030 15,831,915
144,182,336 Series 2020-M10-X8
(b)(d)
................................................ 0.77% 12/25/2027 515,048
69,579,031 Series 2020-M13-X2
(b)(d)
................................................ 1.33% 9/25/2030 1,799,571
435,676,548 Series 2020-M15-X1
(b)(d)
................................................ 1.56% 9/25/2031 23,006,597
89,259,913 Series 2020-M27-X1
(b)(d)
................................................ 0.93% 3/25/2031 1,807,629
94,156,388 Series 2020-M54-X
(b)(d)
................................................. 1.43% 12/25/2033 5,711,159
52,320,009 Series 2020-M7-X2
(b)(d)
................................................. 1.33% 3/25/2031 1,697,863
12,959,044 Series 2021-13-AK ................................................... 2.00% 1/25/2049 11,335,238
33,907,266 Series 2021-1-CI
(d)
................................................... 3.00% 11/25/2050 5,945,144
9,258,751 Series 2021-1-PA .................................................... 1.00% 11/25/2050 7,048,763
10,011,630 Series 2021-21-DK ................................................... 2.00% 7/25/2043 8,719,348
5,638,954 Series 2021-28-KF (30 day avg SOFR US + 0.75%, 0.75% Floor, 4.00% Cap) .......... 4.00% 5/25/2051 4,549,131
19,123,670 Series 2021-28-LB ................................................... 2.00% 4/25/2051 15,876,706
34,867,350 Series 2021-3-KI
(d)
................................................... 2.50% 2/25/2051 5,206,086
16,994,445 Series 2021-3-QI
(d)
................................................... 2.50% 2/25/2051 2,683,226
19,714,745 Series 2021-40-BA ................................................... 3.00% 1/25/2051 17,378,548
30,958,158 Series 2021-43-EI
(d)
................................................... 3.00% 7/25/2051 5,319,280
60,840,876 Series 2021-43-LI
(d)
................................................... 3.00% 7/25/2051 10,796,390
19,408,593 Series 2021-52-JI
(d)
................................................... 2.50% 7/25/2051 1,759,620
24,059,441 Series 2021-56-NI
(d)
.................................................. 2.50% 9/25/2051 2,390,012
23,395,051 Series 2021-58-SA (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 2.65% Cap)
(d)(h)
.... 0.00% 9/25/2051 34,108
16,533,543 Series 2021-63-G .................................................... 2.00% 6/25/2049 13,553,899
26,282,909 Series 2021-69-MI
(d)
.................................................. 2.50% 10/25/2051 2,778,511
75,320,729 Series 2021-70-S (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)
(d)(h)
..... 0.12% 10/25/2049 928,464
17,827,065 Series 2021-73-JA ................................................... 2.50% 5/25/2049 15,742,666
15,508,789 Series 2021-85-C .................................................... 2.50% 3/25/2049 13,718,623
18,610,546 Series 2021-85-CJ ................................................... 2.50% 3/25/2049 16,462,348
18,610,546 Series 2021-85-CK ................................................... 2.50% 3/25/2049 16,462,348
21,549,757 Series 2021-85-DI
(d)
.................................................. 3.00% 12/25/2051 3,675,942
39,493,970 Series 2021-86-MA ................................................... 2.50% 11/25/2047 35,794,929
20,372,355 Series 2021-88-LB ................................................... 2.50% 3/25/2050 17,750,028
18,861,327 Series 2021-92-M .................................................... 2.50% 1/25/2049 16,742,740
25,743,902 Series 2021-9-CA .................................................... 2.00% 3/25/2051 21,396,292
878,588,554 Series 2021-M14-X
(b)(d)
................................................. 1.05% 10/25/2031 13,914,207
170,531,516 Series 2021-M3-X2
(b)(d)
................................................. 0.97% 8/25/2033 3,829,609
11,894,893 Series 2021-M5-A1
(b)
.................................................. 1.51% 1/25/2033 11,326,376
109,027,191 Series 2022-3-AB .................................................... 2.00% 11/25/2047 97,750,334
1,991,394 Series 2022-3-EV .................................................... 2.00% 8/25/2033 1,799,142
60,703,925 Series 2022-3-NZ
(k)
................................................... 2.00% 2/25/2052 37,652,295
12,041,364 Series 2022-4-LG .................................................... 3.00% 2/25/2052 11,029,507
24,103,458 Series 2022-6-M ..................................................... 2.50% 6/25/2050 21,220,974
13,302,451 Series 2022-86-IO
(d)
.................................................. 2.50% 5/25/2050 1,837,442
656,620,475 Series 2022-M2-X
(b)(d)
................................................. 0.45% 1/25/2032 10,135,791
10,243,415 Series 2022-M4-A1X
(b)
................................................. 2.54% 5/25/2030 9,722,821
16,402,170 Series 2023-29-DO
(j)
.................................................. 0.00% 11/25/2050 11,596,162
93,507,488 Series 2023-2-IO
(d)
................................................... 3.00% 12/25/2051 15,217,147
77,247,214 Series 2023-39-IO
(d)
.................................................. 3.00% 10/25/2052 12,903,560
60,291,334 Series 2023-51-BI
(d)
................................................... 3.50% 4/25/2053 11,530,971
10,179,069 Series 2024-101-CD .................................................. 5.00% 5/25/2051 10,153,993
38,687,324 Series 2024-70-FB (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap) .......... 4.73% 10/25/2054 38,826,107
7,504,471 Series 2024-73-FB (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) .......... 4.83% 10/25/2054 7,548,911
41,252,042 Series 2024-81-FE (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap) .......... 4.78% 7/25/2054 41,439,756
51,027,388 Series 2024-9-BI
(d)
................................................... 3.00% 3/25/2051 8,330,594
50,149,460 Series 2025-102-FA (30 day avg SOFR US + 1.05%, 1.05% Floor, 6.50% Cap) ......... 4.68% 12/25/2055 50,271,353
11,087,054 Series 2025-104-CT .................................................. 3.50% 12/25/2055 10,208,347
55,480,531 Series 2025-32-FE (30 day avg SOFR US + 1.10%, 1.10% Floor, 6.50% Cap) .......... 4.73% 5/25/2055 55,679,923

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
29,147,725 Series 2025-77-PA ................................................... 5.00% 5/25/2055 28,916,796
52,294,150 Series 2025-95-FB (30 day avg SOFR US + 1.15%, 1.15% Floor, 6.50% Cap) .......... 4.78% 10/25/2055 52,537,742
16,432,882 Series 2025-96-BD ................................................... 4.50% 11/25/2055 16,005,324
78,226,576 Series 2026-20-NA ................................................... 4.00% 2/25/2052 74,986,846
31,656,053 Series 2026-22-AB ................................................... 4.00% 3/25/2054 30,112,916
24,622,157 Series 2026-23-BA ................................................... 4.00% 8/25/2053 23,933,478
49,518,276 Series 2026-42-GF (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.50% Cap) .......... 4.63% 6/25/2056 49,449,703
60,000,000 Series 2026-50 FG ................................................... 4.48% 7/25/2056 59,991,120
1,998,243 Series 400-S4 (-1 x 30 day avg SOFR US + 5.34%, 0.00% Floor, 5.45% Cap)
(d)(h)
........ 1.71% 11/25/2039 113,517
20,762,332 Series 412-A3 ...................................................... 3.00% 8/25/2042 18,397,683
33,830,797 Series 426-C51
(d)
.................................................... 2.50% 9/25/2050 5,103,021
46,276,665 Series 427-C69
(d)
.................................................... 3.00% 3/25/2047 6,927,145
73,284,395 Series 427-C71
(d)
.................................................... 3.00% 10/25/2049 11,529,086
26,932,844 Series 428-C17
(d)
.................................................... 3.00% 4/25/2050 3,931,916
23,793,153 Series 432-C11
(d)
.................................................... 3.00% 8/25/2052 3,957,525
95,590,853 Series 434-C33
(d)
.................................................... 2.50% 12/25/2052 14,411,805
Freddie Mac Seasoned Credit Risk Transfer Trust
13,592,321 Series 2018-3-HA .................................................... 3.00% 8/25/2057 12,748,946
13,627,669 Series 2020-2-MT .................................................... 2.00% 11/25/2059 10,870,014
Freddie Mac Whole Loan Securities Trust
5,964,698 Series 2015-SC02-1A ................................................. 3.00% 9/25/2045 5,207,668
3,708,347 Series 2016-SC01-1A ................................................. 3.00% 7/25/2046 3,188,246
Ginnie Mae II Pool
20,889,208 Pool 785310 ........................................................ 2.50% 2/20/2051 17,870,425
34,300,728 Pool 785346 ........................................................ 2.00% 3/20/2051 27,771,423
9,527,477 Pool 785350 ........................................................ 2.00% 1/20/2051 7,627,902
19,397,168 Pool 785374 ........................................................ 2.50% 3/20/2051 16,657,651
69,783,323 Pool 785401 ........................................................ 2.50% 10/20/2050 59,278,885
98,131,324 Pool 785412 ........................................................ 2.50% 3/20/2051 83,949,279
22,515,492 Pool 785595 ........................................................ 2.50% 3/20/2051 19,317,004
42,363,995 Pool 785609 ........................................................ 2.50% 8/20/2051 36,295,720
10,673,783 Pool 785638 ........................................................ 2.50% 8/20/2051 9,184,019
24,835,696 Pool 785639 ........................................................ 2.50% 8/20/2051 21,244,551
10,096,877 Pool 785680 ........................................................ 2.50% 10/20/2051 8,636,851
42,967,654 Pool 785717 ........................................................ 3.00% 11/20/2051 37,998,275
7,102,462 Pool CB2017 ....................................................... 2.50% 3/20/2051 6,066,827
7,043,455 Pool CB4182 ....................................................... 2.50% 3/20/2051 6,016,317
1,754,751 Pool CB5487 ....................................................... 2.50% 3/20/2051 1,474,296
6,590,987 Pool CB9135 ....................................................... 2.50% 4/20/2051 5,678,665
6,423,946 Pool CH0426 ....................................................... 2.50% 2/20/2052 5,428,932
5,463,605 Pool CI0294 ........................................................ 2.50% 1/20/2052 4,512,423
22,921,236 Pool CI6428 ........................................................ 2.50% 1/20/2052 19,371,084
448,844 Pool MA2511 ....................................................... 3.50% 1/20/2045 400,896
13,176,075 Pool MA5076 ....................................................... 3.00% 3/20/2048 11,812,914
8,447,082 Pool MA7255 ....................................................... 2.50% 3/20/2051 7,229,514
Government National Mortgage Association
19,700,690 Pool 786510 ........................................................ 3.00% 2/20/2052 17,230,181
2,553,583 Series 2003-67-SP (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)
(d)(h)
....... 3.38% 8/20/2033 18,195
1,070,033 Series 2003-86-ZK ................................................... 5.00% 10/20/2033 1,067,349
701,089 Series 2004-49-Z .................................................... 6.00% 6/20/2034 702,802
1,272,000 Series 2004-83-CS (-1 x 1 mo. Term SOFR + 5.97%, 0.00% Floor, 6.08% Cap)
(d)(h)
....... 2.33% 10/20/2034 31,861
330,758 Series 2005-21-Z .................................................... 5.00% 3/20/2035 329,819
241,092 Series 2006-24-CX (-7 x 1 mo. Term SOFR + 39.13%, 0.00% Floor, 39.97% Cap)
(h)
...... 12.44% 5/20/2036 258,139
969,932 Series 2007-26-SJ (-1 x 1 mo. Term SOFR + 4.58%, 0.00% Floor, 4.69% Cap)
(d)(h)
....... 0.94% 4/20/2037 1,855
1,358,265 Series 2008-2-SM (-1 x 1 mo. Term SOFR + 6.39%, 0.00% Floor, 6.50% Cap)
(d)(h)
........ 2.75% 1/16/2038 58,737
2,564,611 Series 2008-42-AI (-1 x 1 mo. Term SOFR + 7.58%, 0.00% Floor, 7.69% Cap)
(d)(h)
........ 3.94% 5/16/2038 249,858
943,612 Series 2008-43-SH (-1 x 1 mo. Term SOFR + 6.22%, 0.00% Floor, 6.34% Cap)
(d)(h)
....... 2.58% 5/20/2038 5,782
1,103,905 Series 2008-51-SC (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
....... 2.50% 6/20/2038 62,716
920,019 Series 2008-51-SE (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
....... 2.50% 6/16/2038 52,686
307,331 Series 2008-82-SM (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)
(d)(h)
....... 2.30% 9/20/2038 1,422
405,285 Series 2008-83-SD (-1 x 1 mo. Term SOFR + 6.45%, 0.00% Floor, 6.56% Cap)
(d)(h)
....... 2.81% 11/16/2036 2,335
2,292,589 Series 2009-106-VZ .................................................. 4.50% 11/20/2039 2,257,814
2,000,070 Series 2009-10-NS (-1 x 1 mo. Term SOFR + 6.54%, 0.00% Floor, 6.65% Cap)
(d)(h)
....... 2.90% 2/16/2039 148,582
267,119 Series 2009-24-SN (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)
(d)(h)
....... 2.35% 9/20/2038 2,393
1,351,828 Series 2009-32-ZE ................................................... 4.50% 5/16/2039 1,334,412
10,509 Series 2009-41-ZQ
(k)
.................................................. 4.50% 6/16/2039 10,497
980,778 Series 2009-48-Z .................................................... 5.00% 6/16/2039 980,693
290,601 Series 2009-69-TS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)
(d)(h)
....... 2.45% 4/16/2039 6,002

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
1,035,360 Series 2009-75-GZ ................................................... 4.50% 9/20/2039 1,032,390
1,891,394 Series 2010-106-PS (-1 x 1 mo. Term SOFR + 5.94%, 0.00% Floor, 6.05% Cap)
(d)(h)
...... 2.30% 3/20/2040 28,735
2,169,151 Series 2010-1-SA (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)
(d)(h)
........ 2.00% 1/16/2040 140,032
1,818,502 Series 2010-25-ZB ................................................... 4.50% 2/16/2040 1,797,272
15,674,222 Series 2010-26-QS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
....... 2.50% 2/20/2040 1,456,287
1,311,256 Series 2010-42-AY ................................................... 5.00% 11/20/2039 1,329,615
3,113,201 Series 2010-42-ES (-1 x 1 mo. Term SOFR + 5.57%, 0.00% Floor, 5.68% Cap)
(d)(h)
....... 1.93% 4/20/2040 225,712
283,581 Series 2010-61-AS (-1 x 1 mo. Term SOFR + 6.44%, 0.00% Floor, 6.55% Cap)
(d)(h)
....... 2.80% 9/20/2039 12,634
4,040,324 Series 2010-62-SB (-1 x 1 mo. Term SOFR + 5.64%, 0.00% Floor, 5.75% Cap)
(d)(h)
....... 2.00% 5/20/2040 279,430
2,004,488 Series 2011-18-SN (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)
(h)
........ 1.99% 12/20/2040 1,778,625
2,007,227 Series 2011-18-YS (-2 x 1 mo. Term SOFR + 9.27%, 0.00% Floor, 9.50% Cap)
(h)
........ 1.99% 12/20/2040 1,769,088
593,274 Series 2011-69-OC
(j)
.................................................. 0.00% 5/20/2041 478,174
5,755,456 Series 2011-69-SB (-1 x 1 mo. Term SOFR + 5.24%, 0.00% Floor, 5.35% Cap)
(d)(h)
....... 1.60% 5/20/2041 370,842
2,155,689 Series 2011-72-AS (-1 x 1 mo. Term SOFR + 5.27%, 0.00% Floor, 5.38% Cap)
(d)(h)
....... 1.63% 5/20/2041 153,279
1,527,575 Series 2011-72-SK (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)
(d)(h)
....... 2.40% 5/20/2041 128,322
5,795,106 Series 2013-116-LS (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)
(d)(h)
...... 2.40% 8/20/2043 553,244
7,515,782 Series 2013-136-CS (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)
(d)(h)
...... 2.45% 9/16/2043 659,641
13,467,969 Series 2013-182-WZ .................................................. 2.50% 12/20/2043 11,991,945
2,245,539 Series 2013-186-SG (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
...... 2.50% 2/16/2043 133,373
3,953,799 Series 2013-26-MS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
....... 2.50% 2/20/2043 386,561
500,509 Series 2013-34-PL ................................................... 3.00% 3/20/2042 498,078
6,924,395 Series 2014-163-PS (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)
(d)(h)
...... 1.85% 11/20/2044 568,564
7,180,854 Series 2014-167-SA (-1 x 1 mo. Term SOFR + 5.49%, 0.00% Floor, 5.60% Cap)
(d)(h)
...... 1.85% 11/20/2044 535,676
12,539,414 Series 2014-21-SE (-1 x 1 mo. Term SOFR + 5.44%, 0.00% Floor, 5.55% Cap)
(d)(h)
....... 1.80% 2/20/2044 882,954
7,358,336 Series 2014-39-SK (-1 x 1 mo. Term SOFR + 6.09%, 0.00% Floor, 6.20% Cap)
(d)(h)
....... 2.45% 3/20/2044 711,046
7,366,766 Series 2014-59-DS (-1 x 1 mo. Term SOFR + 6.14%, 0.00% Floor, 6.25% Cap)
(d)(h)
....... 2.50% 4/16/2044 549,103
7,778,324 Series 2016-108-SM (-1 x 1 mo. Term SOFR + 5.99%, 0.00% Floor, 6.10% Cap)
(d)(h)
...... 2.35% 8/20/2046 1,001,532
12,981,679 Series 2018-40-AZ
(k)
.................................................. 3.00% 10/20/2047 10,974,340
8,877,631 Series 2019-153-GF (1 mo. Term SOFR + 0.56%, 0.45% Floor, 6.50% Cap) ........... 4.20% 12/20/2049 8,754,028
14,777,803 Series 2020-104-AI
(d)
.................................................. 3.00% 7/20/2050 2,432,150
9,505,272 Series 2020-104-EI
(d)
.................................................. 3.00% 7/20/2050 1,572,472
8,307,043 Series 2020-112-LS (-1 x 30 day avg SOFR US + 6.20%, 0.00% Floor, 6.20% Cap)
(d)(h)
.... 2.59% 8/20/2050 1,021,310
34,020,855 Series 2020-115-IG
(d)
.................................................. 2.50% 8/20/2050 4,751,186
15,947,923 Series 2020-138-IC
(d)
.................................................. 3.50% 8/20/2050 3,001,402
116,577,557 Series 2020-140-ES (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 9/20/2050 14,660,840
30,224,002 Series 2020-140-SG (-1 x 1 mo. Term SOFR + 6.24%, 0.00% Floor, 6.35% Cap)
(d)(h)
...... 2.60% 9/20/2050 4,120,613
37,687,510 Series 2020-146-CI
(d)
.................................................. 2.50% 10/20/2050 5,469,015
21,684,515 Series 2020-146-KI
(d)
.................................................. 2.50% 10/20/2050 3,119,647
46,102,816 Series 2020-148-AI
(d)
.................................................. 2.50% 10/20/2050 6,539,827
111,288,674 Series 2020-151-MI
(d)
................................................. 2.50% 10/20/2050 16,412,809
81,946,262 Series 2020-153-EI
(d)
.................................................. 2.50% 10/20/2050 11,458,833
34,978,996 Series 2020-160-IA
(d)
.................................................. 2.50% 10/20/2050 4,762,862
9,021,252 Series 2020-160-IM
(d)
................................................. 2.50% 10/20/2050 1,298,874
99,212,797 Series 2020-162-JI
(d)
.................................................. 2.50% 10/20/2050 14,423,199
30,369,153 Series 2020-162-QS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 10/20/2050 3,907,256
41,351,449 Series 2020-166-SM (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 11/20/2050 5,057,237
57,712,773 Series 2020-167-BI
(d)
.................................................. 2.50% 11/20/2050 8,253,688
43,408,543 Series 2020-167-DI
(d)
.................................................. 2.50% 11/20/2050 6,232,277
27,943,807 Series 2020-167-IA
(d)
.................................................. 2.50% 11/20/2050 4,120,105
67,459,572 Series 2020-167-JI
(d)
.................................................. 2.50% 11/20/2050 9,938,434
12,428,605 Series 2020-167-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 11/20/2050 1,546,894
23,826,310 Series 2020-167-YK .................................................. 1.20% 11/20/2050 18,077,825
103,300,725 Series 2020-173-MI
(d)
................................................. 2.50% 11/20/2050 15,474,862
32,628,362 Series 2020-175-MI
(d)
................................................. 2.50% 11/20/2050 4,608,257
31,514,139 Series 2020-175-SC (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 11/20/2050 4,062,686
23,277,910 Series 2020-181-AI
(d)
.................................................. 2.50% 12/20/2050 3,222,631
39,212,623 Series 2020-181-BI
(d)
.................................................. 2.50% 12/20/2050 5,570,698
24,748,507 Series 2020-181-SA (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 12/20/2050 3,054,419
24,082,989 Series 2020-181-YM .................................................. 1.17% 12/20/2050 18,231,234
53,153,803 Series 2020-185-AI
(d)
.................................................. 2.50% 12/20/2050 7,487,792
39,213,335 Series 2020-185-KI
(d)
.................................................. 2.50% 12/20/2050 5,398,225
33,894,775 Series 2020-185-MI
(d)
................................................. 2.50% 12/20/2050 4,890,284
37,856,465 Series 2020-187-AI
(d)
.................................................. 2.50% 12/20/2050 5,512,261
80,485,581 Series 2020-188-BI
(d)
.................................................. 2.50% 12/20/2050 12,269,713
4,492,309 Series 2020-188-DI
(d)
.................................................. 2.50% 12/20/2050 685,056
21,166,839 Series 2020-188-GI
(d)
................................................. 2.00% 12/20/2050 2,415,513
31,249,448 Series 2020-188-IQ
(d)
................................................. 3.00% 10/20/2050 5,308,941
75,172,188 Series 2020-188-KI
(d)
.................................................. 2.50% 12/20/2050 10,065,473
29,718,940 Series 2020-188-NS (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 12/20/2050 3,746,361
4,464,596 Series 2020-4-H ..................................................... 2.50% 10/20/2049 3,880,854

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
7,306,529 Series 2020-79-KG ................................................... 1.30% 6/20/2050 5,712,932
13,685,034 Series 2020-98-SA (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)
(d)(h)
....... 2.40% 7/20/2050 1,658,366
112,141,270 Series 2021-100-IO
(b)(d)
................................................ 0.97% 6/16/2063 7,529,468
26,045,901 Series 2021-105-MI
(d)
................................................. 3.00% 6/20/2051 3,555,226
53,311,710 Series 2021-107-QI
(d)
................................................. 2.50% 6/20/2051 7,714,295
61,496,592 Series 2021-10-IO
(b)(d)
................................................. 0.99% 5/16/2063 4,748,595
124,580,918 Series 2021-110-IO
(b)(d)
................................................ 0.88% 11/16/2063 8,227,959
19,700,752 Series 2021-114-SB (-1 x 1 mo. Term SOFR + 2.49%, 0.00% Floor, 2.60% Cap)
(d)(h)
...... 0.00% 6/20/2051 19,642
36,313,894 Series 2021-116-IA
(d)
.................................................. 2.50% 6/20/2051 5,072,325
36,494,465 Series 2021-116-XI
(d)
.................................................. 3.50% 3/20/2051 6,631,891
16,895,427 Series 2021-117-IJ
(d)
.................................................. 3.50% 6/20/2051 2,447,424
13,132,823 Series 2021-117-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 7/20/2051 1,266,054
52,999,196 Series 2021-121-TI
(d)
.................................................. 3.00% 7/20/2051 6,495,995
92,052,620 Series 2021-122-SA (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)
(d)(h)
.... 0.00% 7/20/2051 237,091
19,876,450 Series 2021-125-IO
(d)
................................................. 3.00% 6/20/2051 2,743,057
223,227,195 Series 2021-12-IO
(b)(d)
................................................. 0.96% 3/16/2063 15,097,480
50,240,169 Series 2021-135-GI
(d)
................................................. 3.00% 8/20/2051 8,828,876
61,539,441 Series 2021-135-SK (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 8/20/2051 5,378,978
50,589,381 Series 2021-136-EI
(d)
.................................................. 3.00% 8/20/2051 8,375,694
32,774,524 Series 2021-138-IL
(d)
.................................................. 3.00% 8/20/2051 5,468,888
33,794,154 Series 2021-138-KI
(d)
.................................................. 3.00% 8/20/2051 5,756,266
51,833,771 Series 2021-138-NI
(d)
.................................................. 3.00% 8/20/2051 6,225,910
47,762,367 Series 2021-138-PS (-1 x 30 day avg SOFR US + 3.75%, 0.00% Floor, 3.75% Cap)
(d)(h)
.... 0.14% 8/20/2051 533,826
12,201,170 Series 2021-139-BI
(d)
.................................................. 3.50% 8/20/2051 1,944,133
38,550,274 Series 2021-140-IJ
(d)
.................................................. 3.00% 8/20/2051 6,378,135
25,969,598 Series 2021-142-IO
(d)
................................................. 3.00% 8/20/2051 4,506,174
96,986,496 Series 2021-142-XI
(d)
.................................................. 3.00% 8/20/2051 16,475,853
106,659,165 Series 2021-143-IO
(b)(d)
................................................ 0.97% 10/16/2063 7,226,638
78,203,506 Series 2021-144-IO
(b)(d)
................................................ 0.81% 4/16/2063 4,595,121
82,276,640 Series 2021-150-IO
(b)(d)
................................................ 1.04% 11/16/2063 6,456,816
63,627,877 Series 2021-151-IO
(b)(d)
................................................ 0.91% 4/16/2063 4,328,032
64,282,943 Series 2021-154-KI
(d)
.................................................. 3.00% 9/20/2051 7,887,106
71,420,321 Series 2021-154-TI
(d)
.................................................. 3.00% 9/20/2051 8,393,002
22,990,877 Series 2021-155-IE
(d)
.................................................. 3.00% 9/20/2051 3,916,328
62,857,419 Series 2021-155-KI
(d)
.................................................. 4.00% 9/20/2051 11,292,807
31,329,857 Series 2021-155-S (-1 x 30 day avg SOFR US + 3.20%, 0.00% Floor, 3.20% Cap)
(d)(h)
..... 0.00% 9/20/2051 457,692
32,118,263 Series 2021-155-SG (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 9/20/2051 4,164,325
22,159,948 Series 2021-157-IO
(b)(d)
................................................ 0.88% 9/16/2063 1,345,404
37,561,064 Series 2021-158-IO
(d)
................................................. 3.00% 9/20/2051 6,404,601
52,620,732 Series 2021-158-IV
(d)
.................................................. 2.50% 9/20/2051 7,446,102
186,653,702 Series 2021-15-BI
(d)
................................................... 2.50% 1/20/2051 26,541,055
19,912,292 Series 2021-160-IA
(d)
.................................................. 3.00% 9/20/2051 3,275,952
64,477,041 Series 2021-160-SQ (-1 x 30 day avg SOFR US + 2.65%, 0.00% Floor, 3.00% Cap)
(d)(h)
... 0.00% 9/20/2051 1,047,681
28,090,177 Series 2021-160-WI
(d)
................................................. 2.50% 9/20/2051 3,703,811
33,322,499 Series 2021-160-XI
(d)
.................................................. 3.00% 9/20/2051 5,810,504
35,066,458 Series 2021-161-KI
(d)
.................................................. 3.50% 9/20/2051 6,643,393
65,397,135 Series 2021-161-UI
(d)
.................................................. 3.00% 9/20/2051 11,184,447
33,674,281 Series 2021-161-VI
(d)
.................................................. 3.00% 9/20/2051 3,870,498
23,755,621 Series 2021-162-DI
(d)
.................................................. 3.00% 9/20/2051 3,888,320
19,096,464 Series 2021-165-GI
(d)
................................................. 2.50% 9/20/2051 2,737,025
14,169,647 Series 2021-170-IO
(b)(d)
................................................ 0.99% 5/16/2063 1,023,561
32,402,010 Series 2021-175-IM
(d)
................................................. 3.00% 10/20/2051 5,055,899
13,313,845 Series 2021-175-IN
(d)
.................................................. 2.50% 7/20/2051 1,831,659
42,731,989 Series 2021-175-IU
(d)
.................................................. 2.50% 9/20/2051 5,903,510
35,139,053 Series 2021-176-TI
(d)
.................................................. 4.00% 10/20/2051 6,379,752
94,188,672 Series 2021-177-IA
(d)
.................................................. 2.50% 10/20/2051 13,721,877
55,026,080 Series 2021-180-IO
(b)(d)
................................................ 0.92% 11/16/2063 3,754,985
66,146,227 Series 2021-184-IO
(b)(d)
................................................ 0.89% 12/16/2061 4,371,029
22,476,329 Series 2021-188-IA
(d)
.................................................. 3.00% 10/20/2051 3,714,611
40,356,166 Series 2021-188-IN
(d)
.................................................. 2.50% 10/20/2051 5,709,405
28,153,230 Series 2021-188-IT
(d)
.................................................. 2.50% 10/20/2051 4,041,495
18,912,631 Series 2021-188-IW
(d)
................................................. 3.00% 10/20/2051 3,158,860
147,522,099 Series 2021-189-IO
(b)(d)
................................................ 0.88% 6/16/2061 9,091,226
19,297,744 Series 2021-191-BI
(d)
.................................................. 2.50% 10/20/2051 2,776,567
38,532,380 Series 2021-191-CI
(d)
.................................................. 2.50% 10/20/2051 5,665,285
24,040,663 Series 2021-192-AI
(d)
.................................................. 3.00% 10/20/2051 4,242,831
47,446,192 Series 2021-193-I
(d)
................................................... 3.00% 6/20/2051 7,070,223
3,536,806 Series 2021-193-SW (-1 x 30 day avg SOFR US + 2.55%, 0.00% Floor, 2.55% Cap)
(d)(h)
... 0.00% 11/20/2051 9,978
57,295,332 Series 2021-196-IO
(d)
................................................. 2.50% 11/20/2051 7,990,338
67,463,305 Series 2021-1-EI
(d)
................................................... 2.00% 1/20/2051 8,011,301

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
28,409,305 Series 2021-1-IA
(d)
................................................... 2.50% 1/20/2051 4,040,993
81,956,309 Series 2021-200-IO
(b)(d)
................................................ 0.89% 11/16/2063 5,431,097
158,362,842 Series 2021-204-IO
(b)(d)
................................................ 0.88% 1/16/2064 10,754,690
21,227,937 Series 2021-205-DI
(d)
.................................................. 2.50% 11/20/2051 3,021,126
170,514,094 Series 2021-208-IO
(b)(d)
................................................ 0.76% 6/16/2064 8,935,945
27,718,363 Series 2021-20-IO
(b)(d)
................................................. 1.14% 8/16/2062 2,189,296
173,500,552 Series 2021-210-IO
(b)(d)
................................................ 0.98% 5/16/2062 12,100,171
49,702,016 Series 2021-211-IO
(b)(d)
................................................ 0.97% 1/16/2063 3,373,982
27,157,697 Series 2021-213-IH
(d)
.................................................. 3.00% 12/20/2051 4,772,536
132,283,933 Series 2021-217-IO
(b)(d)
................................................ 0.79% 9/16/2063 7,667,402
281,052,581 Series 2021-219-IO
(b)(d)
................................................ 0.76% 2/16/2064 16,094,195
7,775,290 Series 2021-226-TI
(d)
.................................................. 2.50% 12/20/2051 1,108,477
237,529,826 Series 2021-22-IO
(b)(d)
................................................. 0.98% 5/16/2063 16,378,774
58,920,234 Series 2021-24-XI
(d)
................................................... 2.00% 2/20/2051 6,539,351
27,994,772 Series 2021-24-YD ................................................... 1.20% 2/20/2051 21,693,709
9,564,340 Series 2021-25-EI
(d)
................................................... 2.50% 2/20/2051 1,394,000
58,115,619 Series 2021-2-IO
(b)(d)
.................................................. 0.89% 6/16/2063 3,663,620
17,143,355 Series 2021-30-IB
(d)
................................................... 2.50% 2/20/2051 2,541,492
21,084,044 Series 2021-30-WI
(d)
.................................................. 2.50% 2/20/2051 2,936,636
24,995,813 Series 2021-35-IO
(b)(d)
................................................. 1.03% 12/16/2062 1,773,840
72,629,754 Series 2021-35-IX
(b)(d)
................................................. 1.20% 12/16/2062 6,012,001
31,128,265 Series 2021-40-IO
(b)(d)
................................................. 0.82% 2/16/2063 1,862,454
552,841,154 Series 2021-45-IO
(b)(d)
................................................. 0.81% 4/16/2063 33,037,345
26,544,419 Series 2021-49-NI
(d)
.................................................. 2.50% 3/20/2051 3,708,521
36,836,505 Series 2021-49-QI
(d)
.................................................. 2.50% 3/20/2049 3,969,833
27,101,153 Series 2021-52-IO
(b)(d)
................................................. 0.72% 4/16/2063 1,432,711
58,621,614 Series 2021-57-JI
(d)
................................................... 3.00% 3/20/2051 9,723,854
6,516,949 Series 2021-58-HP ................................................... 3.00% 8/20/2050 5,762,062
81,236,357 Series 2021-58-IE
(d)
................................................... 3.00% 7/20/2050 13,480,069
195,672,132 Series 2021-60-IO
(b)(d)
................................................. 0.83% 5/16/2063 11,953,943
63,248,661 Series 2021-64-IG
(d)
.................................................. 3.00% 4/20/2051 10,499,588
219,915,175 Series 2021-65-IO
(b)(d)
................................................. 0.88% 8/16/2063 14,059,287
308,524,694 Series 2021-70-IO
(b)(d)
................................................. 0.70% 4/16/2063 15,605,580
150,482,059 Series 2021-71-IO
(b)(d)
................................................. 0.86% 10/16/2062 9,805,712
150,086,225 Series 2021-72-IO
(b)(d)
................................................. 0.56% 1/16/2061 6,063,934
84,012,040 Series 2021-74-CI
(d)
.................................................. 3.00% 12/20/2050 13,913,772
81,556,725 Series 2021-77-SJ (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)
(d)(h)
....... 0.00% 5/20/2051 1,269,903
9,277,350 Series 2021-78-IC
(d)
.................................................. 4.00% 5/20/2051 1,600,813
31,626,050 Series 2021-7-IP
(d)
................................................... 3.50% 7/20/2050 5,850,035
75,626,229 Series 2021-7-KI
(d)
................................................... 2.50% 1/20/2051 10,724,389
48,136,922 Series 2021-7-MI
(d)
................................................... 2.50% 1/20/2051 6,833,065
56,517,506 Series 2021-80-IO
(b)(d)
................................................. 0.90% 12/16/2062 3,804,391
296,835,244 Series 2021-85-IO
(b)(d)
................................................. 0.69% 3/16/2063 14,721,603
37,424,789 Series 2021-87-ET ................................................... 2.00% 5/20/2051 30,735,037
47,473,627 Series 2021-8-IO
(d)
................................................... 3.00% 1/20/2051 8,029,200
30,171,454 Series 2021-94-IO
(b)(d)
................................................. 0.84% 2/16/2063 1,802,636
35,504,875 Series 2021-96-TS (-1 x 30 day avg SOFR US + 3.25%, 0.00% Floor, 3.25% Cap)
(d)(h)
.... 0.00% 6/20/2051 341,777
32,361,532 Series 2021-97-NI
(d)
.................................................. 2.50% 8/20/2049 3,466,732
51,061,100 Series 2021-97-QK ................................................... 2.00% 6/20/2051 42,377,526
27,717,898 Series 2021-97-SH (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)
(d)(h)
....... 0.00% 6/20/2051 358,049
89,836,295 Series 2021-98-IG
(d)
.................................................. 3.00% 6/20/2051 16,080,526
20,390,315 Series 2021-98-MI
(d)
.................................................. 2.50% 6/20/2051 2,910,104
21,716,780 Series 2021-98-SB (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
....... 2.55% 6/20/2051 2,267,579
54,459,276 Series 2021-98-ST (-1 x 30 day avg SOFR US + 2.73%, 0.00% Floor, 2.73% Cap)
(d)(h)
..... 0.00% 3/20/2051 98,234
6,974,758 Series 2021-98-SW (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)
(d)(h)
...... 2.55% 6/20/2051 608,819
39,479,942 Series 2021-99-IO
(b)(d)
................................................. 0.58% 5/16/2061 1,590,031
50,029,974 Series 2021-9-AI
(d)
................................................... 2.00% 1/20/2051 5,881,929
91,804,765 Series 2021-9-MI
(d)
................................................... 2.50% 1/20/2051 13,165,767
194,189,289 Series 2022-102-IO
(b)(d)
................................................ 0.48% 6/16/2064 6,598,164
52,497,782 Series 2022-137-DI
(d)
.................................................. 2.50% 2/20/2051 7,327,577
54,997,806 Series 2022-137-EI
(d)
.................................................. 2.50% 6/20/2051 7,865,275
69,762,423 Series 2022-137-IO
(d)
................................................. 3.00% 1/20/2052 8,844,466
84,074,913 Series 2022-13-IO
(b)(d)
................................................. 0.83% 1/16/2063 5,112,276
84,237,602 Series 2022-141-IO
(b)(d)
................................................ 0.79% 6/16/2064 5,102,920
108,624,204 Series 2022-14-IO
(b)(d)
................................................. 0.65% 12/1/2061 4,389,059
92,975,992 Series 2022-158-IO
(b)(d)
................................................ 0.89% 8/16/2064 6,741,308
27,991,649 Series 2022-160-ZD .................................................. 3.00% 11/20/2047 24,595,109
59,208,127 Series 2022-167-IO
(b)(d)
................................................ 0.83% 8/16/2065 3,393,289
128,001,110 Series 2022-169-IO
(b)(d)
................................................ 0.90% 1/16/2062 8,730,085
10,246,260 Series 2022-183-B ................................................... 5.00% 4/20/2047 10,139,832

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
68,652,542 Series 2022-188-IO
(d)
................................................. 2.50% 2/20/2051 9,228,316
77,366,885 Series 2022-202-IO
(b)(d)
................................................ 0.73% 10/16/2063 4,308,686
44,349,158 Series 2022-204-IO
(d)
................................................. 3.50% 4/20/2052 7,387,066
66,302,610 Series 2022-207-EI
(d)
.................................................. 3.50% 2/20/2052 13,130,078
70,989,562 Series 2022-207-IO
(d)
................................................. 3.00% 8/20/2051 12,161,534
45,340,602 Series 2022-218-IO
(d)
................................................. 3.50% 1/20/2052 8,975,344
136,542,309 Series 2022-21-IO
(b)(d)
................................................. 0.79% 10/16/2063 8,222,728
10,306,077 Series 2022-23-BA ................................................... 3.00% 5/20/2049 9,485,364
136,939,284 Series 2022-27-IO
(b)(d)
................................................. 0.75% 3/16/2064 6,505,232
86,825,672 Series 2022-35-IO
(b)(d)
................................................. 0.55% 10/16/2063 3,457,181
132,718,823 Series 2022-38-IO
(b)(d)
................................................. 0.72% 4/16/2064 6,100,779
394,717,132 Series 2022-39-IO
(b)(d)
................................................. 0.63% 1/16/2064 17,874,607
237,472,243 Series 2022-42-IO
(b)(d)
................................................. 0.67% 12/16/2063 12,657,152
22,562,879 Series 2022-44-TY ................................................... 2.00% 12/20/2051 18,526,912
56,274,719 Series 2022-48-IO
(b)(d)
................................................. 0.71% 1/16/2064 3,277,079
63,179,032 Series 2022-49-IO
(b)(d)
................................................. 0.76% 3/16/2064 3,013,495
117,738,774 Series 2022-54-IO
(b)(d)
................................................. 0.59% 10/16/2063 4,625,521
28,196,680 Series 2022-56-HI
(d)
.................................................. 2.50% 1/20/2052 4,110,927
75,375,496 Series 2022-62-IO
(b)(d)
................................................. 0.62% 6/16/2064 3,563,671
42,423,787 Series 2022-67-IO
(b)(d)
................................................. 0.90% 8/16/2063 3,076,505
159,795,301 Series 2022-71-IO
(b)(d)
................................................. 0.52% 6/16/2064 5,740,007
250,008,172 Series 2022-72-DI
(b)(d)
................................................. 0.60% 6/16/2064 9,880,798
92,580,069 Series 2022-73-IO
(b)(d)
................................................. 0.56% 7/16/2064 3,977,629
5,944,000 Series 2022-78-HW ................................................... 2.50% 4/20/2052 4,745,134
239,942,960 Series 2022-79-IO
(b)(d)
................................................. 0.70% 8/16/2064 12,687,800
107,087,826 Series 2022-83-IO
(d)
.................................................. 2.50% 11/20/2051 15,167,202
116,790,448 Series 2022-86-IO
(b)(d)
................................................. 0.54% 10/16/2063 4,293,217
182,860,338 Series 2022-8-IO
(b)(d)
.................................................. 0.86% 9/16/2063 9,986,698
93,014,947 Series 2022-91-IO
(b)(d)
................................................. 0.43% 7/16/2064 3,285,046
50,218,992 Series 2022-9-EI
(d)
................................................... 3.00% 1/20/2052 7,136,867
406,518,429 Series 2023-108-IO
(b)(d)
................................................ 0.67% 8/16/2059 14,490,349
49,702,399 Series 2023-118-IO
(b)(d)
................................................ 0.65% 5/16/2065 2,256,459
41,473,552 Series 2023-121-IB
(b)(d)
................................................. 0.89% 3/16/2064 2,565,994
9,610,475 Series 2023-140-AS (-2 x 30 day avg SOFR US + 13.00%, 0.00% Floor, 13.00% Cap)
(h)
... 5.78% 9/20/2053 9,150,865
23,178,926 Series 2023-164-BV .................................................. 3.00% 1/20/2052 20,473,366
47,700,294 Series 2023-16-IO
(b)(d)
................................................. 0.90% 7/16/2063 2,863,644
405,727,379 Series 2023-179-IO
(b)(d)
................................................ 0.61% 9/16/2063 17,765,341
11,831,704 Series 2023-187-ZP
(k)
................................................. 3.00% 11/20/2051 6,840,089
26,414,421 Series 2023-196-DZ
(k)
................................................. 4.50% 12/20/2053 23,762,083
192,183,617 Series 2023-19-IO
(d)
.................................................. 2.50% 2/20/2051 27,922,223
25,989,153 Series 2023-24-IH
(d)
.................................................. 3.50% 7/20/2051 4,836,485
65,274,250 Series 2023-29-IO
(b)(d)
................................................. 0.88% 2/16/2065 4,849,909
70,314,805 Series 2023-50-IO
(b)(d)
................................................. 0.87% 6/16/2064 4,158,692
27,754,034 Series 2023-58-IO
(d)
.................................................. 2.50% 10/20/2050 4,259,473
28,819,792 Series 2023-60-PT ................................................... 4.00% 10/20/2049 26,964,714
38,308,110 Series 2023-75-AI
(d)
................................................... 3.50% 7/20/2050 6,414,773
53,655,238 Series 2023-77-IO
(b)(d)
................................................. 0.70% 4/16/2065 2,726,319
11,707,067 Series 2023-88-IO
(b)(d)
................................................. 0.93% 3/16/2065 742,617
10,961,769 Series 2024-111-FM (30 day avg SOFR US + 1.20%, 1.20% Floor, 6.50% Cap) ......... 4.81% 7/20/2054 11,026,681
25,598,772 Series 2024-143-IO
(d)
................................................. 3.50% 2/20/2048 3,767,251
98,232,996 Series 2024-150-IO
(b)(d)
................................................ 0.97% 9/16/2066 7,144,083
191,504,192 Series 2024-161-IO
(b)(d)
................................................ 0.74% 6/16/2064 10,970,567
135,912,160 Series 2024-174-DI
(d)
.................................................. 2.50% 5/20/2051 20,147,320
28,551,868 Series 2024-19-EZ
(k)
.................................................. 5.00% 12/20/2063 27,450,757
12,673,683 Series 2024-1-CZ
(k)
................................................... 3.00% 1/20/2050 9,436,423
24,151,839 Series 2024-20-LB ................................................... 2.50% 11/20/2051 16,318,903
19,502,958 Series 2024-20-LI
(d)
................................................... 2.50% 11/20/2051 2,782,083
42,189,483 Series 2024-24-BI
(d)
................................................... 3.00% 12/20/2051 6,995,358
10,310,691 Series 2024-40-FE (30 day avg SOFR US + 1.00%, 1.00% Floor, 7.00% Cap) .......... 4.61% 3/20/2054 10,379,039
75,955,119 Series 2024-47-IO
(b)(d)
................................................. 0.74% 10/16/2065 4,470,506
48,522,522 Series 2024-54-IB
(b)(d)
................................................. 1.00% 8/16/2065 3,693,796
16,395,149 Series 2024-64-ID
(d)
.................................................. 3.00% 6/20/2051 2,465,276
48,924,601 Series 2024-67-AI
(b)(d)
................................................. 0.75% 10/16/2065 2,791,012
81,057,405 Series 2024-86-IA
(b)(d)
................................................. 0.85% 8/16/2065 4,919,844
55,086,837 Series 2025-120-IA
(d)
.................................................. 4.00% 3/20/2052 10,381,500
248,679,650 Series 2025-153-IO
(b)(d)
................................................ 0.85% 9/16/2067 18,538,297
28,663,225 Series 2025-173-DI
(d)
.................................................. 3.00% 8/20/2051 4,920,905
120,523,725 Series 2025-176-IA
(b)(d)
................................................. 0.89% 11/16/2066 9,504,091
49,707,054 Series 2025-201-IO
(b)(d)
................................................ 0.74% 3/16/2066 3,503,786
20,118,265 Series 2025-208-QF (30 day avg SOFR US + 1.00%, 1.00% Floor, 6.50% Cap) ......... 4.61% 12/20/2055 20,103,714

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

PRINCIPAL
AMOUNT $ SECURITY DESCRIPTION RATE MATURITY VALUE $
a a a a a
128,528,187 Series 2025-212-IB
(b)(d)
................................................. 0.85% 7/16/2068 9,908,688
209,812,891 Series 2025-21-IO
(b)(d)
................................................. 0.95% 4/16/2065 14,987,312
21,110,835 Series 2025-92-ZA
(k)
.................................................. 5.00% 5/16/2067 19,663,622
74,321,699 Series 2025-94-IA
(b)(d)
................................................. 0.93% 7/16/2066 5,491,117
21,925,000 Series 2026-100-FN (30 day avg SOFR US + 0.80%, 0.80% Floor, 7.00% Cap) ......... 4.39% 6/20/2056 21,936,866
13,921,245 Series 2026-108-MF (30 day avg SOFR US + 0.80%, 0.80% Floor, 7.00% Cap) ......... 4.39% 6/20/2056 13,933,543
367,966,369 Series 2026-23-IO
(b)(d)
................................................. 0.70% 11/16/2067 26,140,441
92,208,932 Series 2026-30-KJ ................................................... 4.50% 9/20/2054 90,975,020
29,680,920 Series 2026-35-BT ................................................... 4.50% 4/20/2054 28,979,783
14,798,918 Series 2026-42-Z
(b)(k)
.................................................. 4.50% 5/16/2068 12,566,756
54,732,058 Series 2026-47-JC ................................................... 4.50% 2/20/2054 53,770,197
60,669,305 Series 2026-54-IO
(b)(d)
................................................. 0.89% 2/16/2067 4,882,854
19,963,333 Series 2026-56-AW
(b)
.................................................. 5.00% 11/16/2068 20,023,147
10,306,095 Series 2026-61-KF (30 day avg SOFR US + 0.65%, 0.65% Floor, 7.50% Cap) .......... 4.26% 4/20/2056 10,309,753
Total US Government and Agency Mortgage Backed Obligations
(Cost $15,761,280,370) 14,838,088,908
US GOVERNMENT AND AGENCY OBLIGATIONS - 5.5%
300,205,000 United States Treasury Bonds ........................................... 1.13% 5/15/2040 190,073,154
192,386,000 United States Treasury Bonds ........................................... 1.13% 8/15/2040 120,575,671
215,238,000 United States Treasury Bonds ........................................... 1.38% 11/15/2040 139,219,470
320,590,000 United States Treasury Bonds ........................................... 1.88% 2/15/2041 222,540,806
148,600,000 United States Treasury Bonds ........................................... 1.75% 8/15/2041 99,651,973
19,400,000 United States Treasury Bonds ........................................... 2.00% 11/15/2041 13,442,078
108,150,000 United States Treasury Bonds ........................................... 2.50% 2/15/2045 75,882,433
140,713,270 United States Treasury Inflation Indexed Notes ............................... 0.38% 7/15/2027 138,372,951
184,975,868 United States Treasury Inflation Indexed Notes ............................... 1.63% 10/15/2027 184,116,951
141,799,953 United States Treasury Inflation Indexed Notes ............................... 0.50% 1/15/2028 138,214,887
50,000,000 United States Treasury Notes ........................................... 0.63% 8/15/2030 43,307,617
150,000,000 United States Treasury Notes ........................................... 0.88% 11/15/2030 130,277,343
200,000,000 United States Treasury Notes ........................................... 4.25% 5/15/2035 197,664,062
Total US Government and Agency Obligations
(Cost $1,728,110,341) 1,693,339,396
SHARES
AFFILIATED MUTUAL FUNDS - 0.7%
4,000,000
DoubleLine Ultrashort Income ETF ........................................ 201,580,000
Total Affiliated Mutual Funds
(Cost $200,818,000) 201,580,000
R ATE
SHORT TERM INVESTMENTS - 1.5%
158,884,042
BNY Dreyfus Government Cash Management - Institutional
(l)
...................... 3.54% 158,884,042
154,210,981
MSILF Government Portfolio - Institutional
(l)
.................................. 3.56% 154,210,981
154,210,981
Northern Institutional Funds -Treasury Portfolio - SHR
(l)
.......................... 3.56% 154,210,981
Total Short Term Investments
(Cost $467,306,004) 467,306,004
Total Investments - 101.0%
(m)
(Cost $35,018,763,998) 31,125,925,178
Other Liabilities in Excess of Assets - (1.0)% (299,996,186)
NET ASSETS - 100.0%
$30,825,928,992
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. As of June 30, 2026, the value of these securities total 9,678,003,132 or 31.40% of the Fund’s net assets.
(b) Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(c) Value determined using significant unobservable inputs.
(d) Interest only security
(e) Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(f) Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid.

DoubleLine Total Return Bond Fund
Schedule of Investments
(Continued)
June 30, 2026 (Unaudited)

(g) Security has reached its original contractual maturity date but remains outstanding as of June 30, 2026. The maturity date reflected is the original contractual maturity date.
(h) Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(i) Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(j) Principal only security
(k) This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of period end.
(l) Seven-day yield as of period end.
(m) 99.8% of the total investments are based in the United States.
COFI Cost of Funds Index
MSILF Morgan Stanley Institutional Liquidity Funds
SOFR Secured Overnight Financing Rate
Futures Contracts
Description Long/Short Contract Quantity Expiration Date
Notional
Amount
(a)
Unrealized
Appreciation
(Depreciation)/
Value
U.S. Treasury Long Bonds ..................... Long 25,300 9/21/2026 $ 2,871,550,000 $ 80,550,616
U.S. Treasury 5 Year Note ..................... Long 66,200 9/30/2026 7,086,503,456 28,808,572
U.S. Treasury 2 Year Notes .................... Long 63,400 9/30/2026 13,068,820,281 (2,827,134)
U.S. Treasury Ultra Bonds ..................... Short (6,150) 9/21/2026 (714,360,938) (23,111,450)
10 Year U.S. Ultra Treasury Notes ................ Short (17,600) 9/21/2026 (1,979,450,000) (30,833,153)
$ 52,587,451
(a) Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.
A summary of the DoubleLine Total Return Bond Fund's investments in affiliated mutual funds for the period ended June 30, 2026 is as follows:
Fund
Value at
March 31, 2026
Gross
Purchases Gross Sales
Net Realized
Gain (Loss)
for the Period
Ended
June 30, 2026
Change in
Unrealized
for the Period
Ended
June 30, 2026
Value at
June 30, 2026
Shares Held at
June 30, 2026
Dividend Income
Earned for the
Period Ended
June 30, 2026
DoubleLine Ultrashort Income
ETF $ – $ 200,818,000 $ – $ – $ 762,000 $ 201,580,000 4,000,000 $ 474,122
a a